UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Europe Local Recovery Fund (EZR)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 4.3%
BUWOG AG*	454	$9,768
Conwert Immobilien Invest SE*	954	15,318
Erste Group Bank AG*	701	19,731
IMMOFINANZ AG*	5,466	11,635
OMV AG	511	14,398
Raiffeisen Bank International AG*	875	13,276
UNIQA Insurance Group AG	1,109	7,806
Vienna Insurance Group AG Wiener Versicherung Gruppe	388	8,224
Voestalpine AG	557	18,664
Wienerberger AG	1,287	24,756
Zumtobel Group AG	478	8,021

Total Austria		151,597

Belgium - 4.5%
Ackermans & van Haaren N.V.	123	17,471
Ageas	331	13,153
bpost S.A.	394	10,962
Cie d’Entreprises CFE	138	13,089
Cofinimmo S.A.	135	16,592
Euronav N.V.	1,146	11,742
KBC Groep N.V.	391	20,200
Kinepolis Group N.V.	241	10,470
Telenet Group Holding N.V.*	223	11,304
Umicore S.A.	370	18,446
Warehouses De Pauw	165	15,709

Total Belgium		159,138

Finland - 5.2%
Caverion Corp.	1,712	16,602
Citycon Oyj	4,154	10,499
Metsa Board Oyj	2,506	16,792
Neste Oyj(a)	626	20,630
Nokian Renkaat Oyj	602	21,280
Sampo Oyj Class A	544	25,875
Stora Enso Oyj Class R	2,154	19,306
Tieto Oyj	475	12,406
UPM-Kymmene Oyj	1,459	26,469
Uponor Oyj	999	14,526

Total Finland		184,385

France - 27.2%
Accor S.A.	409	17,357
Aeroports de Paris	165	20,429
Air France-KLM*(a)	1,811	17,257
Alstom S.A.*	393	10,061
Alten S.A.	385	23,665
Altran Technologies S.A.	1,131	15,698
Atos SE	196	15,988
AXA S.A.	1,540	36,309
BNP Paribas S.A.	833	41,985
Bollore S.A.	2,187	8,508
Bouygues S.A.	529	21,611
Cap Gemini S.A.	283	26,631
Cie de Saint-Gobain	674	29,747
Coface S.A.*	1,284	10,611
Credit Agricole S.A.	1,612	17,484
Eiffage S.A.	337	25,922
Elior(b)	978	21,476
Eurazeo S.A.	250	16,928
Euro Disney SCA Registered Shares*	7,183	10,232
Eutelsat Communications S.A.	412	13,329
Faurecia	505	19,160
Groupe Eurotunnel SE Registered Shares	1,357	15,232
Groupe Fnac S.A.*	171	10,758
Havas S.A.	1,763	14,158
JCDecaux S.A.	469	20,560
Klepierre	376	18,039
Lagardere SCA	686	18,253
Metropole Television S.A.	945	17,257
Natixis S.A.*	2,202	10,858
Nexity S.A.	328	17,117
Numericable-SFR SA	217	9,147
Peugeot S.A.*	1,203	20,645
Plastic Omnium S.A.	412	14,190
Renault S.A.	271	26,966
Rexel S.A.	1,194	17,083
SEB S.A.	168	17,452
Societe Generale S.A.	779	28,833
Societe Television Francaise 1	1,143	14,823
Sopra Steria Group	183	21,657
Thales S.A.	247	21,673
TOTAL S.A.	1,668	76,145
Unibail-Rodamco SE	90	24,799
Vicat S.A.	235	15,264
Vinci S.A.	581	43,346
Vivendi S.A.	1,128	23,754
Wendel S.A.	168	18,314
Worldline S.A.*(b)	526	13,564

Total France		970,275

Germany - 25.4%
Aareal Bank AG	430	13,955
Allianz SE Registered Shares	328	53,431
alstria office REIT-AG*	899	12,990
Aurubis AG	180	8,970
Axel Springer SE	271	14,629
BASF SE	749	56,589
BayWa AG	292	9,891
Bechtle AG	205	21,207
Bertrandt AG	135	15,515
Bilfinger SE	337	14,238
Commerzbank AG*	1,146	9,979
Continental AG	144	32,819
CTS Eventim AG & Co. KGaA	349	12,418
Deutsche Bank AG Registered Shares	1,224	20,852
Deutsche Boerse AG	316	27,004
Deutsche Lufthansa AG Registered Shares*	1,149	18,599
Deutsche Post AG Registered Shares	1,128	31,390
Deutsche Wohnen AG Bearer Shares	599	18,655
DMG MORI AG	481	22,429
ElringKlinger AG	508	13,943
Fielmann AG	183	13,909
Fraport AG Frankfurt Airport Services Worldwide	247	15,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Local Recovery Fund (EZR)

March 31, 2016

Investments	Shares	Value
Fuchs Petrolub SE	310	$12,032
Hamburger Hafen und Logistik AG	824	12,151
Hugo Boss AG	174	11,429
Indus Holding AG	379	18,718
Kabel Deutschland Holding AG	111	12,459
KION Group AG*	241	14,072
KUKA AG(a)	141	14,787
LEG Immobilien AG*	147	13,879
Leoni AG	352	12,164
MAN SE	217	23,522
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	150	30,554
Nemetschek SE	463	22,397
PATRIZIA Immobilien AG*	439	12,334
ProSiebenSat.1 Media SE	535	27,547
Rheinmetall AG	376	30,087
Salzgitter AG	537	15,228
Sixt SE	397	21,403
Stroeer SE & Co KGaA	403	25,373
Talanx AG	319	10,909
ThyssenKrupp AG	930	19,352
TUI AG	1,059	16,551
United Internet AG Registered Shares	316	15,882
Volkswagen AG	78	11,337
Wacker Neuson SE	743	11,837
Wincor Nixdorf AG*	328	20,143
Wirecard AG(a)	283	10,739

Total Germany		905,303

Ireland - 2.6%
Bank of Ireland*	41,777	12,140
Green REIT PLC	8,904	14,317
Kingspan Group PLC	584	15,539
Paddy Power Betfair PLC	114	15,927
Ryanair Holdings PLC ADR	188	16,134
Smurfit Kappa Group PLC	695	17,938

Total Ireland		91,995

Italy - 14.6%
Anima Holding SpA(b)	1,926	14,112
Assicurazioni Generali SpA	1,303	19,347
ASTM SpA	782	9,045
Atlantia SpA	680	18,884
Azimut Holding SpA	403	9,300
Banca Generali SpA	433	12,755
Banca IFIS SpA	493	16,354
Banca Mediolanum SpA	1,218	9,730
Banca Monte dei Paschi di Siena SpA*	439	252
Banca Popolare dell’Emilia Romagna SC	1,474	7,028
Banca Popolare di Milano SCARL	9,987	6,993
Banca Popolare di Sondrio SCARL	2,241	7,871
Banco Popolare*	901	6,207
Brembo SpA	493	25,534
Brunello Cucinelli SpA	541	10,258
Buzzi Unicem SpA	1,002	17,344
Cementir Holding SpA	2,226	11,146
Cerved Information Solutions SpA	1,943	16,008
Credito Emiliano SpA	1,519	10,412
Credito Valtellinese*	8,095	5,304
De’ Longhi SpA	508	11,578
Ei Towers SpA	162	9,042
Eni SpA	2,145	32,510
ERG SpA	939	12,798
FinecoBank Banca Fineco SpA	2,470	20,829
Finmeccanica SpA*	1,071	13,608
Intesa Sanpaolo SpA	10,694	29,662
Italcementi SpA	2,070	24,296
Mediaset SpA	3,171	13,103
Mediobanca SpA	1,312	9,464
Prysmian SpA	743	16,858
Saras SpA*	5,231	8,411
Societa Cattolica di Assicurazioni SCRL	1,236	8,451
Societa Iniziative Autostradali e Servizi SpA	1,357	13,917
Tod’s SpA(a)	165	11,770
UniCredit SpA	4,790	17,303
Unione di Banche Italiane SpA	2,276	8,434
UnipolSai SpA	4,620	10,708
Yoox Net-A-Porter Group SpA*	493	15,152

Total Italy		521,778

Netherlands - 5.0%
Aalberts Industries N.V.	734	25,503
Aegon N.V.	2,755	15,176
Euronext N.V.(b)	451	18,754
IMCD Group N.V.	274	10,263
Koninklijke BAM Groep N.V.*	2,533	12,016
NN Group N.V.	394	12,910
PostNL N.V.*	3,592	14,654
Randstad Holding N.V.	352	19,539
TNT Express N.V.	1,606	14,432
TomTom N.V.*	1,119	10,941
USG People N.V.	1,248	24,717

Total Netherlands		178,905

Portugal - 2.0%
Banco BPI S.A. Registered Shares*	7,442	10,635
Banco Comercial Portugues S.A. Registered Shares*(a)	250,095	10,174
CTT-Correios de Portugal S.A.	928	8,746
NOS, SGPS S.A.	2,184	14,584
Portucel S.A.	3,760	13,711
Semapa-Sociedade de Investimento e Gestao	1,101	14,554

Total Portugal		72,404

Spain - 9.1%
Abertis Infraestructuras S.A.	1,056	17,389
Amadeus IT Holding S.A. Class A	553	23,751
Atresmedia Corp. de Medios de Comunicaion S.A.	1,179	12,938
Banco de Sabadell S.A.	5,959	10,743
Banco Popular Espanol S.A.	4,093	10,667

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Local Recovery Fund (EZR)

March 31, 2016

Investments	Shares	Value
Bankia S.A.	8,627	$8,160
Bankinter S.A.	2,085	14,755
Bolsas y Mercados Espanoles SHMSF S.A.(a)	328	10,596
CaixaBank S.A.	3,583	10,604
CaixaBank S.A.*	56	166
Cia de Distribucion Integral Logista Holdings S.A.	692	15,661
Cie Automotive S.A.	914	16,508
Ferrovial S.A.*	745	16,033
Fomento de Construcciones y Contratas S.A.*	2,101	18,153
Grupo Catalana Occidente S.A.	557	15,836
Industria de Diseno Textil S.A.	990	33,354
Mediaset Espana Comunicacion S.A.	1,426	16,421
Melia Hotels International S.A.	1,573	18,535
Merlin Properties Socimi S.A.	1,471	17,131
NH Hotel Group S.A.*	2,891	13,309
Repsol S.A.	936	10,581
Zardoya Otis S.A.	1,161	13,534

Total Spain		324,825

TOTAL COMMON STOCKS (Cost: $3,707,096)		3,560,605

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $71,919)(d)	71,919	71,919

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $3,779,015)		3,632,524
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.9)%		(67,127)

NET ASSETS - 100.0%		$3,565,397

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.
(d)

At March 31, 2016, the total market value of the Fund’s securities on loan was $86,790 and the total market value of the collateral held by the Fund was $92,471. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,552.

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 2.9%
Embraer S.A.	12,370	$83,246
Iochpe Maxion S.A.	9,510	33,945
JBS S.A.	12,927	39,941
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	6,944	58,860

Total Brazil		215,992

Chile - 0.4%
Vina Concha y Toro S.A.	15,231	26,529

China - 2.4%
Minth Group Ltd.	22,000	51,224
Semiconductor Manufacturing International Corp.*	542,000	48,215
WH Group Ltd.*(a)	104,500	75,715

Total China		175,154

India - 15.4%
Aurobindo Pharma Ltd.	3,073	34,566
Bharat Forge Ltd.	6,970	91,895
Cadila Healthcare Ltd.	19,636	93,966
Dishman Pharmaceuticals & Chemicals Ltd.	16,308	82,460
Dr Reddy’s Laboratories Ltd. ADR	1,100	49,709
Glenmark Pharmaceuticals Ltd.	6,235	74,856
Granules India Ltd.	26,423	47,860
HCL Technologies Ltd.	1,569	19,288
Infosys Ltd. ADR	3,942	74,977
Lupin Ltd.	3,925	87,675
Mindtree Ltd.	5,205	51,345
Strides Shasun Ltd.	1,030	16,861
Sun Pharmaceutical Industries Ltd.	6,212	76,920
Suven Life Sciences Ltd.	2,382	6,930
TAKE Solutions Ltd.	10,447	22,409
Tata Consultancy Services Ltd.	1,297	49,361
Tata Elxsi Ltd.	1,487	42,301
Tata Global Beverages Ltd.	36,552	66,925
Tech Mahindra Ltd.	5,206	37,338
Wipro Ltd. ADR	2,336	29,387
Wockhardt Ltd.*	5,055	74,345

Total India		1,131,374

Malaysia - 3.5%
Genting Malaysia Bhd	51,500	59,928
MISC Bhd	30,800	70,260
Supermax Corp. Bhd	122,800	81,206
VS Industry Bhd	151,200	46,505

Total Malaysia		257,899

Mexico - 7.2%
Alfa S.A.B. de C.V. Class A	45,470	92,040
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*	30,300	64,798
Genomma Lab Internacional S.A.B. de C.V. Class B*(b)	61,200	47,709
Gruma S.A.B. de C.V. Class B	7,754	123,840
Grupo Bimbo S.A.B. de C.V. Series A*	23,865	71,117
Grupo Comercial Chedraui S.A. de C.V.	11,491	36,865
Industrias Bachoco S.A.B. de C.V. Series B	8,889	38,393
Nemak S.A.B. de C.V.(a)	40,400	58,463

Total Mexico		533,225

Philippines - 1.3%
International Container Terminal Services, Inc.	18,210	26,774
Jollibee Foods Corp.	13,330	65,716

Total Philippines		92,490

Poland - 0.3%
CD Projekt Red S.A.*	2,910	20,094

Singapore - 0.4%
IGG, Inc.	74,000	33,200

South Africa - 0.5%
DataTec Ltd.	11,679	36,503

South Korea - 27.6%
AeroSpace Technology of Korea, Inc.*	3,815	59,714
Chabiotech Co., Ltd.*	4,163	50,053
Com2us Corp.*	392	42,470
Dongkuk Structures & Construction Co., Ltd.	10,223	49,077
Doosan Corp.	624	48,235
Doosan Infracore Co., Ltd.*	8,919	50,772
Gamevil, Inc.*	452	36,086
Genexine Co., Ltd.*	964	59,681
Hankook Tire Co., Ltd.	2,359	112,215
Hansae Co., Ltd.	1,211	60,042
Humax Co., Ltd.	564	6,485
Hyundai Corp.	990	19,911
Hyundai Glovis Co., Ltd.	640	105,491
Hyundai Merchant Marine Co., Ltd.*	21,992	42,499
Hyundai Motor Co.	1,379	183,891
i-SENS, Inc.*	1,733	54,857
Kia Motors Corp.	2,376	100,350
Koh Young Technology, Inc.	1,047	37,354
Kumho Tire Co., Inc.*	7,649	56,184
LG Electronics, Inc.	2,105	113,386
LS Corp.	1,648	64,560
NCSoft Corp.	250	55,417
Nexen Tire Corp.	2,754	35,039
S&T Motiv Co., Ltd.	930	56,194
Samick Musical Instruments Co., Ltd.	13,640	34,887
Samsung Electronics Co., Ltd.	343	393,508
SK Hynix, Inc.	1,953	48,073
SL Corp.	743	10,493
Sung Kwang Bend Co., Ltd.	4,208	43,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2016

Investments	Shares	Value
WiSoL Co., Ltd.	35	$513

Total South Korea		2,030,672

Taiwan - 35.5%
Accton Technology Corp.	44,000	48,123
Adlink Technology, Inc.	8,223	18,651
Advanced Semiconductor Engineering, Inc.	46,000	53,527
Advantech Co., Ltd.	5,000	36,742
Aerospace Industrial Development Corp.	26,000	34,092
Alpha Networks, Inc.	51,000	26,780
Asia Optical Co., Inc.*	18,000	15,856
Asustek Computer, Inc.	7,000	62,857
Bizlink Holding, Inc.	10,000	53,132
Casetek Holdings Ltd.	6,000	32,625
Cheng Uei Precision Industry Co., Ltd.	21,000	27,796
Chin-Poon Industrial Co., Ltd.	18,000	32,494
China Airlines Ltd.*	269,000	96,119
CMC Magnetics Corp.*	60,000	6,488
Compal Electronics, Inc.	72,000	45,190
Cub Elecparts, Inc.	5,000	60,978
CyberTAN Technology, Inc.	48,000	29,530
Delta Electronics, Inc.	15,000	66,182
Depo Auto Parts Ind Co., Ltd.	7,000	22,946
Eclat Textile Co., Ltd.	5,022	66,083
Eva Airways Corp.*	147,000	82,215
Evergreen Marine Corp. Taiwan Ltd.	48,000	17,823
Feng TAY Enterprise Co., Ltd.	15,000	79,698
Flytech Technology Co., Ltd.	8,000	27,467
General Interface Solution Holding Ltd.*	7,000	23,490
Getac Technology Corp.	39,000	27,386
Global Unichip Corp.	7,000	18,292
Hon Hai Precision Industry Co., Ltd.	50,000	131,743
Hota Industrial Manufacturing Co., Ltd.	11,000	47,850
IEI Integration Corp.	14,000	16,160
Inventec Corp.	36,000	22,819
Johnson Health Tech Co., Ltd.	9,000	14,793
Kenda Rubber Industrial Co., Ltd.	12,000	19,090
King Slide Works Co., Ltd.	4,000	46,172
Lite-On Technology Corp.	33,000	40,296
Makalot Industrial Co., Ltd.	5,000	30,062
Micro-Star International Co., Ltd.	17,000	26,173
Nan Ya Printed Circuit Board Corp.	23,000	24,262
Orient Semiconductor Electronics Ltd.*	35,000	14,192
Pegatron Corp.	20,000	46,669
Pihsiang Machinery Manufacturing Co., Ltd.	8,000	17,375
Posiflex Technology, Inc.	2,000	10,098
Pou Chen Corp.	75,000	95,544
Primax Electronics Ltd.	35,000	41,053
Qisda Corp.	86,000	27,790
Quanta Computer, Inc.	22,000	38,417
ScinoPharm Taiwan Ltd.	46,000	70,892
Sercomm Corp.	13,000	33,082
Siliconware Precision Industries Co., Ltd.	27,000	43,624
Taiwan Semiconductor Manufacturing Co., Ltd.	57,000	286,913
Tong Hsing Electronic Industries Ltd.	9,000	25,979
Tong Yang Industry Co., Ltd.	59,000	88,636
TYC Brother Industrial Co., Ltd.	62,000	49,220
Visual Photonics Epitaxy Co., Ltd.	15,000	25,867
Vivotek, Inc.	11,000	28,607
Wistron NeWeb Corp.	6,000	16,070
WUS Printed Circuit Co., Ltd.	36,000	33,222
Yang Ming Marine Transport Corp.*	93,000	24,764
Zeng Hsing Industrial Co., Ltd.	4,000	18,456
Zinwell Corp.	21,000	40,781

Total Taiwan		2,609,233

Thailand - 1.8%
Delta Electronics Thailand PCL NVDR	10,100	24,977
KCE Electronics PCL NVDR	11,600	26,049
Thai Union Group PCL NVDR	75,500	44,854
TTCL PCL NVDR	86,500	39,832

Total Thailand		135,712

Turkey - 0.6%
EGE Endustri VE Ticaret AS	384	43,423

TOTAL COMMON STOCKS (Cost: $6,978,852)		7,341,500

RIGHTS - 0.0%

India - 0.0%
Sun Pharma Advanced Research Co., Ltd., expiring 4/15/16* (Cost $0)	231	147

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Prime Portfolio, 0.50%(c) (Cost: $8,196)(d)	8,196	8,196

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $6,987,048)		7,349,843
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		4,572

NET ASSETS - 100.0%		$7,354,415

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2016 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar Emerging Markets Equity Fund (EMSD)

March 31, 2016

(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.
(d)	At March 31, 2016, the total market value of the Fund’s securities on loan was $7,517 and the total market value of the collateral held by the Fund was $8,196.

ADR	-	American Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/1/2016	BRL	7,510	USD	2,050	$(69)
4/1/2016	TWD	73,021	USD	2,252	(17)

					$(86)

CURRENCY LEGEND

BRL	Brazilian real

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%
Aerospace & Defense - 1.4%
Huntington Ingalls Industries, Inc.	40	$5,477
Northrop Grumman Corp.	31	6,135
Spirit AeroSystems Holdings, Inc. Class A*	119	5,398

Total Aerospace & Defense		17,010

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	101	7,497

Airlines - 1.1%
Alaska Air Group, Inc.	79	6,480
Southwest Airlines Co.	163	7,302

Total Airlines		13,782

Banks - 6.9%
Bank of America Corp.	757	10,235
BB&T Corp.	165	5,490
Citizens Financial Group, Inc.	232	4,861
Comerica, Inc.	121	4,582
Fifth Third Bancorp	239	3,989
First Republic Bank	55	3,665
Huntington Bancshares, Inc.	369	3,520
KeyCorp	356	3,930
M&T Bank Corp.	38	4,218
PNC Financial Services Group, Inc. (The)	83	7,019
Regions Financial Corp.	518	4,066
Signature Bank*	24	3,267
SunTrust Banks, Inc.	165	5,953
U.S. Bancorp	177	7,185
Wells Fargo & Co.	309	14,943

Total Banks		86,923

Beverages - 1.1%
Constellation Brands, Inc. Class A	52	7,857
Dr. Pepper Snapple Group, Inc.	62	5,544

Total Beverages		13,401

Biotechnology - 1.4%
Incyte Corp.*	73	5,290
Medivation, Inc.*	180	8,277
United Therapeutics Corp.*	40	4,457

Total Biotechnology		18,024

Building Products - 0.4%
Fortune Brands Home & Security, Inc.	95	5,324

Capital Markets - 2.3%
Ameriprise Financial, Inc.	41	3,854
Charles Schwab Corp. (The)	246	6,893
E*TRADE Financial Corp.*	216	5,290
Raymond James Financial, Inc.	65	3,095
SEI Investments Co.	71	3,056
T. Rowe Price Group, Inc.	54	3,967
TD Ameritrade Holding Corp.	88	2,775

Total Capital Markets		28,930

Commercial Services & Supplies - 2.3%
ADT Corp. (The)	116	4,786
Cintas Corp.	41	3,682
Republic Services, Inc.	104	4,956
Rollins, Inc.	103	2,794
Waste Connections, Inc.	92	5,942
Waste Management, Inc.	121	7,139

Total Commercial Services & Supplies		29,299

Communications Equipment - 0.4%
Harris Corp.	65	5,061

Consumer Finance - 1.5%
Ally Financial, Inc.*	159	2,976
Capital One Financial Corp.	88	6,099
Discover Financial Services	75	3,819
Synchrony Financial*	219	6,277

Total Consumer Finance		19,171

Distributors - 0.4%
Genuine Parts Co.	55	5,465

Diversified Consumer Services - 0.7%
H&R Block, Inc.	159	4,201
ServiceMaster Global Holdings, Inc.*	116	4,371

Total Diversified Consumer Services		8,572

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B*	60	8,513
CBOE Holdings, Inc.	67	4,377
Leucadia National Corp.	216	3,493
Voya Financial, Inc.	91	2,709

Total Diversified Financial Services		19,092

Diversified Telecommunication Services - 4.4%
AT&T, Inc.	490	19,193
CenturyLink, Inc.	146	4,666
Frontier Communications Corp.	927	5,182
SBA Communications Corp. Class A*	31	3,105
Verizon Communications, Inc.	343	18,550
Zayo Group Holdings, Inc.*	188	4,557

Total Diversified Telecommunication Services		55,253

Electric Utilities - 6.1%
American Electric Power Co., Inc.	86	5,710
Avangrid, Inc.	53	2,126
Duke Energy Corp.	80	6,454
Edison International	78	5,607
Entergy Corp.	38	3,013
Eversource Energy	89	5,192
Exelon Corp.	117	4,196
FirstEnergy Corp.	109	3,921
ITC Holdings Corp.	107	4,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

March 31, 2016

Investments	Shares	Value
NextEra Energy, Inc.	63	$7,455
PG&E Corp.	85	5,076
Pinnacle West Capital Corp.	73	5,480
Southern Co. (The)	146	7,553
Westar Energy, Inc.	65	3,225
Xcel Energy, Inc.	154	6,440

Total Electric Utilities		76,110

Electrical Equipment - 0.6%
Acuity Brands, Inc.	19	4,145
Hubbell, Inc.	28	2,966

Total Electrical Equipment		7,111

Electronic Equipment, Instruments & Components - 0.4%
CDW Corp.	115	4,772

Food & Staples Retailing - 3.0%
CVS Health Corp.	128	13,277
Kroger Co. (The)	172	6,579
Rite Aid Corp.*	483	3,937
Sysco Corp.	156	7,290
Whole Foods Market, Inc.	213	6,626

Total Food & Staples Retailing		37,709

Food Products - 3.0%
ConAgra Foods, Inc.	86	3,837
Hershey Co. (The)	49	4,513
Hormel Foods Corp.	167	7,221
J.M. Smucker Co. (The)	35	4,544
Pilgrim’s Pride Corp.*	127	3,226
Pinnacle Foods, Inc.	101	4,513
Tyson Foods, Inc. Class A	80	5,333
WhiteWave Foods Co. (The)*	113	4,592

Total Food Products		37,779

Gas Utilities - 0.9%
AGL Resources, Inc.	92	5,993
Atmos Energy Corp.	63	4,678

Total Gas Utilities		10,671

Health Care Equipment & Supplies - 0.5%
DexCom, Inc.*	92	6,248

Health Care Providers & Services - 8.0%
Aetna, Inc.	63	7,078
AmerisourceBergen Corp.	75	6,491
Anthem, Inc.	41	5,699
Cardinal Health, Inc.	82	6,720
Centene Corp.*	103	6,342
Cigna Corp.	42	5,764
DaVita HealthCare Partners, Inc.*	106	7,778
Express Scripts Holding Co.*	126	8,655
HCA Holdings, Inc.*	94	7,337
Humana, Inc.	30	5,489
Laboratory Corp. of America Holdings*	36	4,217
MEDNAX, Inc.*	94	6,074
Quest Diagnostics, Inc.	101	7,216
UnitedHealth Group, Inc.	88	11,343
Universal Health Services, Inc. Class B	34	4,240

Total Health Care Providers & Services		100,443

Health Care Technology - 0.9%
athenahealth, Inc.*	47	6,523
Cerner Corp.*	97	5,137

Total Health Care Technology		11,660

Hotels, Restaurants & Leisure - 1.8%
Chipotle Mexican Grill, Inc.*	12	5,651
Darden Restaurants, Inc.	94	6,232
Domino’s Pizza, Inc.	38	5,011
Marriott International, Inc. Class A	78	5,552

Total Hotels, Restaurants & Leisure		22,446

Household Durables - 1.4%
D.R. Horton, Inc.	166	5,018
Lennar Corp. Class A	68	3,288
NVR, Inc.*	4	6,930
PulteGroup, Inc.	127	2,376

Total Household Durables		17,612

Household Products - 0.8%
Church & Dwight Co., Inc.	47	4,332
Clorox Co. (The)	45	5,673

Total Household Products		10,005

Insurance - 3.8%
Allstate Corp. (The)	67	4,514
American Financial Group, Inc.	41	2,885
Cincinnati Financial Corp.	49	3,203
CNA Financial Corp.	93	2,993
FNF Group	78	2,644
Hartford Financial Services Group, Inc. (The)	123	5,668
Lincoln National Corp.	105	4,116
Loews Corp.	60	2,296
Principal Financial Group, Inc.	66	2,604
Progressive Corp. (The)	112	3,936
Torchmark Corp.	60	3,249
Travelers Cos., Inc. (The)	40	4,668
Unum Group	110	3,401
W.R. Berkley Corp.	31	1,742

Total Insurance		47,919

Internet Software & Services - 0.3%
CoStar Group, Inc.*	21	3,952

IT Services - 2.4%
Automatic Data Processing, Inc.	66	5,921
Broadridge Financial Solutions, Inc.	65	3,855
Fiserv, Inc.*	51	5,231
Jack Henry & Associates, Inc.	63	5,328
Paychex, Inc.	92	4,969
Vantiv, Inc. Class A*	95	5,119

Total IT Services		30,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

March 31, 2016

Investments	Shares	Value
Media - 5.5%
Cablevision Systems Corp. Class A	204	$6,732
CBS Corp. Class B Non-Voting Shares	135	7,437
Charter Communications, Inc. Class A*	35	7,085
Comcast Corp. Class A	236	14,415
DISH Network Corp. Class A*	125	5,782
Liberty Media Corp. Class C*	151	5,752
Scripps Networks Interactive, Inc. Class A	55	3,603
Sirius XM Holdings, Inc.*	1,355	5,352
TEGNA, Inc.	98	2,299
Time Warner Cable, Inc.	50	10,231

Total Media		68,688

Multi-Utilities - 4.6%
Alliant Energy Corp.	58	4,308
Ameren Corp.	98	4,910
CenterPoint Energy, Inc.	139	2,908
CMS Energy Corp.	106	4,498
Consolidated Edison, Inc.	86	6,589
Dominion Resources, Inc.	81	6,085
DTE Energy Co.	51	4,624
NiSource, Inc.	204	4,806
Public Service Enterprise Group, Inc.	87	4,101
SCANA Corp.	65	4,560
TECO Energy, Inc.	190	5,231
WEC Energy Group, Inc.	90	5,406

Total Multi-Utilities		58,026

Multiline Retail - 3.6%
Dollar General Corp.	91	7,790
Dollar Tree, Inc.*	94	7,751
Kohl’s Corp.	134	6,246
Macy’s, Inc.	160	7,054
Nordstrom, Inc.	105	6,007
Target Corp.	119	9,791

Total Multiline Retail		44,639

Professional Services - 0.5%
Verisk Analytics, Inc.*	74	5,914

Real Estate Investment Trusts (REITs) - 8.6%
Alexandria Real Estate Equities, Inc.	19	1,727
American Campus Communities, Inc.	48	2,260
Apartment Investment & Management Co. Class A	55	2,300
AvalonBay Communities, Inc.	20	3,804
Boston Properties, Inc.	17	2,160
Brixmor Property Group, Inc.	118	3,023
Camden Property Trust	38	3,195
Crown Castle International Corp.	60	5,190
CubeSmart	94	3,130
DDR Corp.	167	2,971
Duke Realty Corp.	127	2,863
Equity LifeStyle Properties, Inc.	23	1,673
Equity Residential	41	3,076
Essex Property Trust, Inc.	13	3,040
Extra Space Storage, Inc.	47	4,393
Federal Realty Investment Trust	20	3,121
General Growth Properties, Inc.	125	3,716
HCP, Inc.	71	2,313
Host Hotels & Resorts, Inc.	107	1,787
Kilroy Realty Corp.	28	1,732
Kimco Realty Corp.	112	3,223
Macerich Co. (The)	56	4,438
Mid-America Apartment Communities, Inc.	40	4,088
National Retail Properties, Inc.	61	2,818
Omega Healthcare Investors, Inc.	63	2,224
Public Storage	20	5,517
Realty Income Corp.	54	3,376
Regency Centers Corp.	38	2,844
Simon Property Group, Inc.	26	5,400
SL Green Realty Corp.	20	1,938
UDR, Inc.	86	3,314
Ventas, Inc.	61	3,841
VEREIT, Inc.	301	2,670
Vornado Realty Trust	21	1,983
Welltower, Inc.	41	2,843

Total Real Estate Investment Trusts (REITs)		107,991

Road & Rail - 2.4%
AMERCO	16	5,717
CSX Corp.	133	3,425
JB Hunt Transport Services, Inc.	31	2,611
Norfolk Southern Corp.	62	5,161
Old Dominion Freight Line, Inc.*	48	3,342
Union Pacific Corp.	118	9,387

Total Road & Rail		29,643

Semiconductors & Semiconductor Equipment - 0.4%
First Solar, Inc.*	75	5,135

Software - 1.0%
Intuit, Inc.	72	7,489
Workday, Inc. Class A*	61	4,687

Total Software		12,176

Specialty Retail - 7.3%
Advance Auto Parts, Inc.	39	6,253
AutoNation, Inc.*	74	3,455
AutoZone, Inc.*	9	7,170
Bed Bath & Beyond, Inc.*	102	5,063
Best Buy Co., Inc.	216	7,007
CarMax, Inc.*	52	2,657
Home Depot, Inc. (The)	122	16,279
L Brands, Inc.	88	7,727
Lowe’s Cos., Inc.	117	8,863
O’Reilly Automotive, Inc.*	24	6,568
Ross Stores, Inc.	148	8,569
Tractor Supply Co.	60	5,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Strong Dollar U.S. Equity Fund (USSD)

March 31, 2016

Investments	Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc.*	34	$6,587

Total Specialty Retail		91,626

Textiles, Apparel & Luxury Goods - 1.3%
Carter’s, Inc.	56	5,902
Hanesbrands, Inc.	139	3,939
Under Armour, Inc. Class A*	69	5,853

Total Textiles, Apparel & Luxury Goods		15,694

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	211	3,355

Tobacco - 1.6%
Altria Group, Inc.	198	12,407
Reynolds American, Inc.	155	7,798

Total Tobacco		20,205

Trading Companies & Distributors - 0.8%
Fastenal Co.	87	4,263
HD Supply Holdings, Inc.*	176	5,820

Total Trading Companies & Distributors		10,083

Water Utilities - 0.6%
American Water Works Co., Inc.	65	4,481
Aqua America, Inc.	98	3,118

Total Water Utilities		7,599

Wireless Telecommunication Services - 1.0%
Sprint Corp.*	1,499	5,217
T-Mobile U.S., Inc.*	201	7,698

Total Wireless Telecommunication Services		12,915

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,219,871)		1,251,353
Cash and Other Assets in Excess of Liabilities - 0.2%		2,323

NET ASSETS - 100.0%		$1,253,676

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 2.0%
Boeing Co. (The)	59	$7,490
Honeywell International, Inc.	76	8,516
United Technologies Corp.	73	7,307

Total Aerospace & Defense		23,313

Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	98	4,783

Airlines - 0.5%
United Continental Holdings, Inc.*	91	5,447

Auto Components - 2.3%
BorgWarner, Inc.	198	7,603
Goodyear Tire & Rubber Co. (The)	175	5,771
Johnson Controls, Inc.	183	7,132
Lear Corp.	58	6,448

Total Auto Components		26,954

Automobiles - 1.0%
Ford Motor Co.	573	7,736
Tesla Motors, Inc.*	17	3,906

Total Automobiles		11,642

Banks - 0.8%
CIT Group, Inc.	97	3,010
Citigroup, Inc.	170	7,097

Total Banks		10,107

Beverages - 3.5%
Brown-Forman Corp. Class B	64	6,302
Coca-Cola Co. (The)	282	13,082
Coca-Cola Enterprises, Inc.	119	6,038
Molson Coors Brewing Co. Class B	46	4,425
PepsiCo, Inc.	117	11,990

Total Beverages		41,837

Biotechnology - 2.4%
AbbVie, Inc.	116	6,626
Alexion Pharmaceuticals, Inc.*	29	4,037
Baxalta, Inc.	84	3,394
BioMarin Pharmaceutical, Inc.*	39	3,217
Celgene Corp.*	69	6,906
OPKO Health, Inc.*	413	4,291

Total Biotechnology		28,471

Capital Markets - 2.0%
BlackRock, Inc.	21	7,152
Franklin Resources, Inc.	150	5,858
Goldman Sachs Group, Inc. (The)	37	5,808
Morgan Stanley	202	5,052

Total Capital Markets		23,870

Chemicals - 7.7%
Air Products & Chemicals, Inc.	53	7,635
Albemarle Corp.	105	6,713
Ashland, Inc.	36	3,959
Celanese Corp. Series A	62	4,061
Dow Chemical Co. (The)	173	8,799
E.I. du Pont de Nemours & Co.	82	5,192
Eastman Chemical Co.	76	5,489
Ecolab, Inc.	71	7,918
FMC Corp.	146	5,894
International Flavors & Fragrances, Inc.	33	3,754
Monsanto Co.	72	6,317
Mosaic Co. (The)	220	5,940
PPG Industries, Inc.	38	4,237
Praxair, Inc.	67	7,668
Valspar Corp. (The)	70	7,491

Total Chemicals		91,067

Communications Equipment - 1.7%
Cisco Systems, Inc.	305	8,683
F5 Networks, Inc.*	42	4,446
Juniper Networks, Inc.	137	3,495
Motorola Solutions, Inc.	43	3,255

Total Communications Equipment		19,879

Construction & Engineering - 0.5%
Fluor Corp.	113	6,068

Containers & Packaging - 1.9%
Avery Dennison Corp.	72	5,192
Ball Corp.	79	5,632
Crown Holdings, Inc.*	140	6,943
Sealed Air Corp.	110	5,281

Total Containers & Packaging		23,048

Diversified Financial Services - 1.4%
Intercontinental Exchange, Inc.	15	3,527
McGraw Hill Financial, Inc.	49	4,850
Moody’s Corp.	49	4,732
MSCI, Inc.	53	3,926

Total Diversified Financial Services		17,035

Electrical Equipment - 1.6%
AMETEK, Inc.	91	4,548
Emerson Electric Co.	133	7,233
Rockwell Automation, Inc.	63	7,166

Total Electrical Equipment		18,947

Electronic Equipment, Instruments & Components - 2.4%
Amphenol Corp. Class A	92	5,319
Arrow Electronics, Inc.*	87	5,604
Avnet, Inc.	112	4,962
Corning, Inc.	233	4,867
Ingram Micro, Inc. Class A	122	4,381
Trimble Navigation Ltd.*	150	3,720

Total Electronic Equipment, Instruments & Components		28,853

Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	134	5,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

March 31, 2016

Investments	Shares	Value
Cameron International Corp.*	53	$3,554
FMC Technologies, Inc.*	169	4,624
Halliburton Co.	146	5,215
National Oilwell Varco, Inc.	118	3,670

Total Energy Equipment & Services		22,936

Food Products - 2.3%
Archer-Daniels-Midland Co.	181	6,572
Ingredion, Inc.	43	4,592
McCormick & Co., Inc. Non-Voting Shares	48	4,775
Mead Johnson Nutrition Co.	54	4,588
Mondelez International, Inc. Class A	158	6,339

Total Food Products		26,866

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	156	6,525
Baxter International, Inc.	95	3,903
Becton, Dickinson and Co.	29	4,403
Boston Scientific Corp.*	251	4,721
Cooper Cos., Inc. (The)	20	3,079
DENTSPLY SIRONA, Inc.	93	5,732
Edwards Lifesciences Corp.*	47	4,146
ResMed, Inc.	52	3,007
St. Jude Medical, Inc.	77	4,235
Teleflex, Inc.	31	4,867
Varian Medical Systems, Inc.*	46	3,681
Zimmer Biomet Holdings, Inc.	39	4,158

Total Health Care Equipment & Supplies		52,457

Health Care Technology - 0.3%
IMS Health Holdings, Inc.*	141	3,744

Hotels, Restaurants & Leisure - 2.4%
Las Vegas Sands Corp.	105	5,426
McDonald’s Corp.	56	7,038
Starwood Hotels & Resorts Worldwide, Inc.	64	5,340
Wynn Resorts Ltd.	60	5,606
Yum! Brands, Inc.	64	5,238

Total Hotels, Restaurants & Leisure		28,648

Household Durables - 1.1%
Harman International Industries, Inc.	67	5,966
Whirlpool Corp.	42	7,574

Total Household Durables		13,540

Household Products - 2.5%
Colgate-Palmolive Co.	116	8,195
Kimberly-Clark Corp.	58	7,802
Procter & Gamble Co. (The)	160	13,170

Total Household Products		29,167

Independent Power & Renewable Electricity Producers - 0.6%
AES Corp.	632	7,458

Industrial Conglomerates - 2.5%
3M Co.	56	9,331
Danaher Corp.	65	6,166
General Electric Co.	433	13,765

Total Industrial Conglomerates		29,262

Insurance - 1.4%
Aflac, Inc.	94	5,935
Marsh & McLennan Cos., Inc.	113	6,869
Reinsurance Group of America, Inc.	36	3,465

Total Insurance		16,269

Internet & Catalog Retail - 1.4%
Expedia, Inc.	46	4,959
Priceline Group, Inc. (The)*	5	6,445
TripAdvisor, Inc.*	80	5,320

Total Internet & Catalog Retail		16,724

Internet Software & Services - 1.9%
Alphabet, Inc. Class A*	12	9,155
eBay, Inc.*	128	3,054
Facebook, Inc. Class A*	96	10,953

Total Internet Software & Services		23,162

IT Services - 3.8%
Gartner, Inc.*	52	4,646
Global Payments, Inc.	74	4,832
International Business Machines Corp.	66	9,996
MasterCard, Inc. Class A	71	6,709
PayPal Holdings, Inc.*	103	3,976
Sabre Corp.	114	3,297
Visa, Inc. Class A	97	7,419
Western Union Co. (The)	208	4,012

Total IT Services		44,887

Leisure Products - 0.7%
Hasbro, Inc.	44	3,524
Mattel, Inc.	156	5,245

Total Leisure Products		8,769

Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	111	4,423
Illumina, Inc.*	22	3,566
Mettler-Toledo International, Inc.*	11	3,792
PerkinElmer, Inc.	78	3,858
Quintiles Transnational Holdings, Inc.*	45	2,930
Thermo Fisher Scientific, Inc.	41	5,805
Waters Corp.*	29	3,826

Total Life Sciences Tools & Services		28,200

Machinery - 6.4%
Caterpillar, Inc.	115	8,802
Cummins, Inc.	43	4,727
Deere & Co.	50	3,849
Flowserve Corp.	148	6,573
IDEX Corp.	89	7,376
Illinois Tool Works, Inc.	65	6,659
PACCAR, Inc.	102	5,578
Parker-Hannifin Corp.	60	6,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Weak Dollar U.S. Equity Fund (USWD)

March 31, 2016

Investments	Shares	Value
Stanley Black & Decker, Inc.	55	$5,787
WABCO Holdings, Inc.*	61	6,522
Wabtec Corp.	82	6,502
Xylem, Inc.	164	6,708

Total Machinery		75,748

Media - 1.4%
Discovery Communications, Inc. Class C*	123	3,321
Interpublic Group of Cos., Inc. (The)	253	5,807
Omnicom Group, Inc.	88	7,324

Total Media		16,452

Metals & Mining - 1.8%
Alcoa, Inc.	723	6,927
Freeport-McMoRan, Inc.	759	7,848
Newmont Mining Corp.	271	7,203

Total Metals & Mining		21,978

Oil, Gas & Consumable Fuels - 4.2%
Apache Corp.	95	4,637
Chevron Corp.	120	11,448
ConocoPhillips	141	5,678
Exxon Mobil Corp.	212	17,721
Hess Corp.	85	4,475
Spectra Energy Corp.	176	5,386

Total Oil, Gas & Consumable Fuels		49,345

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) Class A	59	5,564

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	110	7,027
Eli Lilly & Co.	84	6,049
Johnson & Johnson	146	15,797
Merck & Co., Inc.	186	9,841
Pfizer, Inc.	321	9,514
Zoetis, Inc.	87	3,857

Total Pharmaceuticals		52,085

Professional Services - 0.5%
ManpowerGroup, Inc.	75	6,106

Real Estate Investment Trusts (REITs) - 0.3%
Equinix, Inc.	11	3,638

Real Estate Management & Development - 0.5%
CBRE Group, Inc. Class A*	191	5,505

Road & Rail - 0.3%
Kansas City Southern	45	3,845

Semiconductors & Semiconductor Equipment - 5.6%
Analog Devices, Inc.	58	3,433
Applied Materials, Inc.	230	4,871
Intel Corp.	241	7,796
KLA-Tencor Corp.	43	3,131
Lam Research Corp.	46	3,800
Linear Technology Corp.	93	4,144
Maxim Integrated Products, Inc.	119	4,377
Microchip Technology, Inc.	97	4,675
Micron Technology, Inc.*	293	3,068
NVIDIA Corp.	97	3,456
Qorvo, Inc.*	52	2,621
QUALCOMM, Inc.	157	8,029
Skyworks Solutions, Inc.	41	3,194
Texas Instruments, Inc.	87	4,996
Xilinx, Inc.	109	5,170

Total Semiconductors & Semiconductor Equipment		66,761

Software - 5.6%
Activision Blizzard, Inc.	103	3,486
Adobe Systems, Inc.*	46	4,315
ANSYS, Inc.*	55	4,920
Autodesk, Inc.*	69	4,023
Cadence Design Systems, Inc.*	142	3,348
Citrix Systems, Inc.*	54	4,243
Electronic Arts, Inc.*	51	3,372
Microsoft Corp.	302	16,679
Oracle Corp.	205	8,387
Red Hat, Inc.*	48	3,576
Symantec Corp.	215	3,952
Synopsys, Inc.*	66	3,197
VMware, Inc. Class A*	58	3,034

Total Software		66,532

Specialty Retail - 0.3%
Tiffany & Co.	49	3,596

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	198	21,580
EMC Corp.	291	7,755
HP, Inc.	485	5,975
NetApp, Inc.	222	6,059
SanDisk Corp.	38	2,891
Western Digital Corp.	109	5,149

Total Technology Hardware, Storage & Peripherals		49,409

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	88	3,528
NIKE, Inc. Class B	98	6,024
PVH Corp.	45	4,458

Total Textiles, Apparel & Luxury Goods		14,010

Tobacco - 1.0%
Philip Morris International, Inc.	127	12,460

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,214,647)		1,186,444
Cash and Other Assets in Excess of Liabilities - 0.1%		1,521

NET ASSETS - 100.0%		$1,187,965

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 4.0%
ALS Ltd.	14,515	$44,551
AP Eagers Ltd.	7,600	57,002
carsales.com Ltd.	9,350	84,584
CSR Ltd.	33,495	85,028
Downer EDI Ltd.	25,251	74,590
DuluxGroup Ltd.	18,140	87,632
Event Hospitality and Entertainment Ltd.	5,921	69,232
Fairfax Media Ltd.	108,002	71,449
Genworth Mortgage Insurance Australia Ltd.	35,959	68,877
IRESS Ltd.	7,768	69,316
JB Hi-Fi Ltd.	5,459	99,020
Navitas Ltd.	17,818	69,629
Nine Entertainment Co. Holdings Ltd.	51,719	62,064
Northern Star Resources Ltd.	15,761	41,586
Perpetual Ltd.	2,449	82,062
Premier Investments Ltd.	6,579	85,630
Primary Health Care Ltd.	26,119	75,345
Seven Group Holdings Ltd.	21,849	91,768
Spotless Group Holdings Ltd.	51,229	49,654
Super Retail Group Ltd.	9,322	61,383

Total Australia		1,430,402

Austria - 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	532	32,440

Belgium - 0.5%
Bekaert S.A.	1,862	75,760
Econocom Group S.A./N.V.	3,037	31,493
Warehouses De Pauw	728	69,313

Total Belgium		176,566

Brazil - 1.3%
Cia Siderurgica Nacional S.A.*	42,453	85,649
EcoRodovias Infraestrutura e Logistica S.A.	26,888	45,521
EDP - Energias do Brasil S.A.	14,151	50,311
Grendene S.A.	9,896	47,749
Multiplus S.A.	5,655	52,274
Odontoprev S.A.	15,565	50,068
Smiles S.A.	4,241	45,485
Transmissora Alianca de Energia Eletrica S.A.	15,565	88,629

Total Brazil		465,686

Canada - 5.3%
Aimia, Inc.	9,000	58,796
Algonquin Power & Utilities Corp.	12,038	101,166
Canadian Energy Services & Technology Corp.	11,520	28,411
Canadian Western Bank	2,100	39,209
Capital Power Corp.	5,823	81,034
Chartwell Retirement Residences	7,306	79,643
Corus Entertainment, Inc. Class B	6,019	54,725
Cott Corp.	272	3,796
Dominion Diamond Corp.	5,053	56,255
Enbridge Income Fund Holdings, Inc.	2,631	60,209
EnerCare, Inc.	4,843	57,100
Enerplus Corp.	18,252	71,826
Ensign Energy Services, Inc.	7,404	34,231
Gibson Energy, Inc.	7,251	96,422
Just Energy Group, Inc.	8,510	50,792
Laurentian Bank of Canada	1,092	40,186
Manitoba Telecom Services, Inc.	3,667	91,544
Mullen Group Ltd.	4,899	54,503
Norbord, Inc.	3,107	62,070
North West Co., Inc. (The)	2,855	63,834
Pan American Silver Corp.	9,336	101,917
Parkland Fuel Corp.	3,387	56,011
Russel Metals, Inc.	4,395	67,210
Secure Energy Services, Inc.	5,249	33,480
Superior Plus Corp.	8,174	58,393
TransAlta Corp.	24,859	116,084
TransAlta Renewables, Inc.	9,532	93,223
Transcontinental, Inc. Class A	600	9,547
TransForce, Inc.	3,303	57,023
Westshore Terminals Investment Corp.	3,471	46,613
Yamana Gold, Inc.	25,503	77,685

Total Canada		1,902,938

Chile - 0.3%
Parque Arauco S.A.	26,776	49,216
Vina Concha y Toro S.A.	26,804	46,686

Total Chile		95,902

China - 2.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	28,000	29,168
Boer Power Holdings Ltd.	14,000	11,046
China Communications Services Corp., Ltd. Class H	112,000	51,115
China Lilang Ltd.	56,000	34,221
China National Building Material Co., Ltd. Class H	84,000	38,986
CIFI Holdings Group Co., Ltd.	224,000	53,715
Huadian Power International Corp., Ltd. Class H	56,000	35,665
Jiangsu Expressway Co., Ltd. Class H	56,000	75,374
Jiangxi Copper Co., Ltd. Class H	42,000	50,412
Poly Property Group Co., Ltd.	98,000	26,785
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	15,400	30,417
Sinotrans Ltd. Class H	56,000	24,475
SITC International Holdings Co., Ltd.	84,000	41,477
Sunac China Holdings Ltd.	56,000	37,687
TCL Communication Technology Holdings Ltd.	56,000	36,820
Weichai Power Co., Ltd. Class H	28,000	31,370
Xinyi Glass Holdings Ltd.	112,000	74,652
Zhejiang Expressway Co., Ltd. Class H	56,000	60,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
Zijin Mining Group Co., Ltd. Class H	168,000	$51,982

Total China		795,435

Denmark - 0.3%
Alm Brand A/S	6,621	48,610
FLSmidth & Co. A/S	1,834	77,001

Total Denmark		125,611

Finland - 0.7%
Cargotec Oyj Class B	1,428	46,198
Caverion Corp.	1,000	9,698
Fiskars Oyj Abp	600	11,801
Konecranes Oyj	2,743	65,579
Uponor Oyj	3,107	45,178
Valmet Oyj	5,543	61,144

Total Finland		239,598

France - 0.8%
Alten S.A.	1,204	74,007
Bourbon S.A.	5,457	81,712
Neopost S.A.	3,883	81,727
Saft Groupe S.A.	1,148	34,785

Total France		272,231

Germany - 1.2%
alstria office REIT-AG*	5,319	76,857
Comdirect Bank AG	4,941	55,415
CompuGroup Medical SE	1,050	44,451
ElringKlinger AG	2,380	65,322
Hamburger Hafen und Logistik AG	3,219	47,467
Indus Holding AG	1,120	55,315
TLG Immobilien AG	2,128	46,438
Wacker Neuson SE	2,771	44,144

Total Germany		435,409

Hong Kong - 0.9%
Hong Kong Aircraft Engineering Co., Ltd.	5,600	37,579
Kingboard Chemical Holdings Ltd.	35,000	60,375
Television Broadcasts Ltd.	42,000	151,072
Vitasoy International Holdings Ltd.	28,000	52,271
Wasion Group Holdings Ltd.	28,000	14,800

Total Hong Kong		316,097

Indonesia - 0.7%
Adaro Energy Tbk PT	701,300	34,113
AKR Corporindo Tbk PT	64,400	33,754
Bumitama Agri Ltd.	70,000	48,344
Lippo Karawaci Tbk PT	359,700	28,348
Media Nusantara Citra Tbk PT	359,700	59,136
Vale Indonesia Tbk PT*	256,100	33,799

Total Indonesia		237,494

Ireland - 0.2%
Irish Continental Group PLC	12,569	78,060

Israel - 0.7%
Amot Investments Ltd.	13,563	48,776
Delek Automotive Systems Ltd.	8,468	81,853
First International Bank of Israel Ltd.	2,449	30,336
Gazit-Globe Ltd.	6,187	56,431
Migdal Insurance & Financial Holding Ltd.	45,071	31,290

Total Israel		248,686

Italy - 1.0%
Astaldi SpA	4,255	19,706
ASTM SpA	6,019	69,618
Industria Macchine Automatiche SpA	1,358	79,774
Interpump Group SpA	800	11,715
MARR SpA	3,583	72,269
RAI Way SpA(a)	10,848	58,348
Societa Cattolica di Assicurazioni SCRL	7,027	48,046

Total Italy		359,476

Japan - 10.3%
ADEKA Corp.	4,200	61,396
Aeon Delight Co., Ltd.	1,400	45,029
Aica Kogyo Co., Ltd.	3,400	71,512
Amano Corp.	2,800	44,269
Arcs Co., Ltd.	2,800	62,803
Autobacs Seven Co., Ltd.	4,200	71,000
Awa Bank Ltd. (The)	14,000	67,886
Chiyoda Co., Ltd.	1,400	40,358
COMSYS Holdings Corp.	4,200	64,946
Daido Steel Co., Ltd.	14,000	48,579
DCM Holdings Co., Ltd.	5,600	40,507
DMG Mori Co., Ltd.	3,800	34,993
Dynam Japan Holdings Co., Ltd.	39,200	56,501
Eagle Industry Co., Ltd.	2,800	36,945
Ebara Corp.	16,000	66,907
Exedy Corp.	2,800	61,981
Furukawa Co., Ltd.	17,000	25,108
Glory Ltd.	1,600	54,451
GS Yuasa Corp.	2,000	8,559
Heiwa Corp.	4,500	93,407
Hitachi Kokusai Electric, Inc.	600	7,223
Hokkoku Bank Ltd. (The)	14,000	36,870
Hokuetsu Kishu Paper Co., Ltd.	7,000	41,790
Hyakugo Bank Ltd. (The)	14,000	52,565
Hyakujushi Bank Ltd. (The)	14,000	39,361
kabu.com Securities Co., Ltd.	21,000	67,263
Keiyo Bank Ltd. (The)	14,000	50,696
Kyowa Exeo Corp.	900	10,009
Kyudenko Corp.	1,000	23,836
Lintec Corp.	2,800	50,173
Maeda Road Construction Co., Ltd.	1,000	16,513
Meitec Corp.	1,400	49,015
Mitsubishi Shokuhin Co., Ltd.	1,400	35,649
Mochida Pharmaceutical Co., Ltd.	1,400	104,133
Nagase & Co., Ltd.	6,300	69,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd.	1,400	$32,336
Nihon M&A Center, Inc.	1,400	81,587
Nihon Parkerizing Co., Ltd.	5,600	50,721
Nikkon Holdings Co., Ltd.	2,800	50,821
Nippon Densetsu Kogyo Co., Ltd.	2,800	56,351
Nippon Flour Mills Co., Ltd.	14,000	115,219
Nippon Paper Industries Co., Ltd.	4,200	74,848
Nippon Steel & Sumikin Bussan Corp.	16,000	53,383
Nipro Corp.	6,000	57,067
Nissan Shatai Co., Ltd.	4,200	42,338
Nisshin Steel Co., Ltd.	4,500	52,569
NOF Corp.	14,000	99,399
North Pacific Bank Ltd.	10,800	27,386
Paltac Corp.	2,800	49,650
PanaHome Corp.	14,000	105,254
Ricoh Leasing Co., Ltd.	1,400	41,665
Saibu Gas Co., Ltd.	28,000	64,771
Sanwa Holdings Corp.	7,800	58,086
Sapporo Holdings Ltd.	14,000	69,754
Showa Denko K.K.	50,000	51,604
SKY Perfect JSAT Holdings, Inc.	11,200	65,270
Sumitomo Warehouse Co., Ltd. (The)	14,000	71,373
T-Gaia Corp.	4,200	48,691
Takara Holdings, Inc.	7,000	57,734
Toho Bank Ltd. (The)	14,000	44,966
Toho Holdings Co., Ltd.	1,400	29,994
Tokai Tokyo Financial Holdings, Inc.	9,800	53,798
Topcon Corp.	2,100	27,727
Toppan Forms Co., Ltd.	4,200	46,822
Toyobo Co., Ltd.	37,000	55,634
Tsumura & Co.	1,800	43,272
Universal Entertainment Corp.	2,800	46,561
UNY Group Holdings Co., Ltd.	8,400	59,266
Ushio, Inc.	4,200	55,903
Yamato Kogyo Co., Ltd.	1,400	30,430
Yoshinoya Holdings Co., Ltd.	2,800	34,304

Total Japan		3,718,124

Malaysia - 0.6%
Felda Global Ventures Holdings Bhd	116,200	44,973
Genting Plantations Bhd	25,200	72,342
KPJ Healthcare Bhd	44,800	49,031
Lafarge Malaysia Bhd	26,600	61,361

Total Malaysia		227,707

Mexico - 0.2%
Banregio Grupo Financiero S.A.B. de C.V.	7,083	41,632
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.*	8,482	48,820

Total Mexico		90,452

Netherlands - 0.2%
TKH Group N.V. CVA	1,946	83,447

New Zealand - 2.4%
Air New Zealand Ltd.	82,303	163,429
EBOS Group Ltd.	6,117	73,049
Genesis Energy Ltd.	103,271	146,987
Infratil Ltd.	39,206	89,284
SKY Network Television Ltd.	29,464	101,875
SKYCITY Entertainment Group Ltd.	32,109	111,689
Trade Me Group Ltd.	27,196	83,270
Z Energy Ltd.	19,946	93,478

Total New Zealand		863,061

Norway - 1.7%
Aker ASA Class A	2,687	50,191
Atea ASA*	6,901	65,912
Austevoll Seafood ASA	9,798	80,552
Kongsberg Gruppen ASA	4,381	72,035
Ocean Yield ASA	8,608	57,760
Salmar ASA	7,418	182,059
SpareBank 1 SR-Bank ASA	8,482	41,634
Veidekke ASA	5,697	77,487

Total Norway		627,630

Philippines - 0.2%
First Gen Corp.	113,400	54,551
Nickel Asia Corp.	224,300	25,623

Total Philippines		80,174

Poland - 0.2%
Asseco Poland S.A.	3,849	62,659
Enea S.A.	4,000	12,811

Total Poland		75,470

Portugal - 0.4%
CTT-Correios de Portugal S.A.	7,502	70,699
REN - Redes Energeticas Nacionais, SGPS, S.A.	4,000	13,137
Semapa-Sociedade de Investimento e Gestao	4,689	61,983

Total Portugal		145,819

Russia - 0.1%
LSR Group PJSC GDR Reg S	17,762	40,409

Singapore - 0.9%
GuocoLand Ltd.	32,200	43,042
OUE Ltd.	42,000	52,554
SMRT Corp., Ltd.	57,400	64,365
Venture Corp., Ltd.	15,400	95,607
Wing Tai Holdings Ltd.	42,000	54,894

Total Singapore		310,462

South Africa - 0.8%
Coronation Fund Managers Ltd.	15,831	79,004
DataTec Ltd.	16,265	50,836
Famous Brands Ltd.	6,397	50,844
Sibanye Gold Ltd.	24,439	94,114

Total South Africa		274,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
South Korea - 0.7%
Grand Korea Leisure Co., Ltd.	1,372	$27,414
Hite Jinro Co., Ltd.	3,149	79,579
KEPCO Engineering & Construction Co., Inc.	952	26,014
Kumho Petrochemical Co., Ltd.	980	49,874
LS Industrial Systems Co., Ltd.	1,106	46,083
Seah Besteel Corp.	1,218	29,289

Total South Korea		258,253

Spain - 0.1%
Obrascon Huarte Lain S.A.	5,473	34,982

Sweden - 1.3%
AddTech AB Class B	2,589	35,769
Avanza Bank Holding AB	812	36,259
Bilia AB Class A	2,408	54,061
Com Hem Holding AB	4,521	41,743
Holmen AB Class B	2,128	69,772
Modern Times Group MTG AB Class B	2,813	84,390
Ratos AB Class B	8,678	55,718
Sweco AB Class B	3,065	50,436
Wihlborgs Fastigheter AB	2,729	58,036

Total Sweden		486,184

Switzerland - 0.4%
Cembra Money Bank AG*	1,302	91,364
Tecan Group AG Registered Shares	336	51,260

Total Switzerland		142,624

Taiwan - 2.9%
Chicony Electronics Co., Ltd.	28,000	72,036
ChipMOS TECHNOLOGIES, Inc.	42,000	43,913
Inventec Corp.	154,000	97,613
King’s Town Bank Co., Ltd.	56,000	38,541
Powertech Technology, Inc.	28,000	63,510
Radiant Opto-Electronics Corp.	14,000	27,144
Realtek Semiconductor Corp.	28,000	76,995
Ruentex Development Co., Ltd.	56,000	70,905
Ruentex Industries Ltd.	56,000	92,220
Synnex Technology International Corp.	84,000	86,521
Taiwan Secom Co., Ltd.	28,000	80,910
Teco Electric and Machinery Co., Ltd.	56,000	45,675
Transcend Information, Inc.	14,000	43,282
Wan Hai Lines Ltd.	84,000	48,415
Wistron Corp.	98,000	60,595
WPG Holdings Ltd.	84,000	89,523

Total Taiwan		1,037,798

Thailand - 0.7%
Bangchak Petroleum PCL (The) NVDR	75,600	62,857
Banpu PCL NVDR	123,200	58,483
BEC World PCL NVDR	74,200	59,583
Pruksa Real Estate PCL NVDR	99,400	76,288

Total Thailand		257,211

Turkey - 0.2%
Turk Traktor ve Ziraat Makineleri AS	2,687	80,113

United Kingdom - 5.6%
A.G.Barr PLC	5,277	40,199
Big Yellow Group PLC	4,913	54,691
Bodycote PLC	13,241	114,854
Brewin Dolphin Holdings PLC	10,176	37,940
Dairy Crest Group PLC	6,565	58,361
Debenhams PLC	65,241	70,516
Dignity PLC	1,162	41,403
Diploma PLC	4,297	45,888
Drax Group PLC	17,440	68,206
Electrocomponents PLC	25,671	89,069
EMIS Group PLC	2,463	35,896
esure Group PLC	13,017	51,170
Ferroglobe PLC	4,941	43,530
Fidessa Group PLC	2,040	71,602
Genus PLC	1,484	32,613
Go-Ahead Group PLC	1,680	63,989
Greggs PLC	2,995	46,792
Halfords Group PLC	11,030	62,795
Home Retail Group PLC	9,000	21,447
Interserve PLC	7,229	45,073
J D Wetherspoon PLC	3,499	35,380
Ladbrokes PLC	50,404	84,544
Laird PLC	10,274	56,262
Lookers PLC	13,913	31,675
Marshalls PLC	6,201	31,729
Marston’s PLC	26,888	58,742
Mitie Group PLC	15,621	57,702
Morgan Advanced Materials PLC	13,283	43,376
N Brown Group PLC	13,101	61,537
NCC Group PLC	7,306	26,305
Nostrum Oil & Gas PLC	8,339	28,526
Novae Group PLC	2,869	36,185
OneSavings Bank PLC	4,955	23,701
Polypipe Group PLC	7,181	32,945
Rank Group PLC	13,731	50,128
Safestore Holdings PLC	7,614	36,738
SIG PLC	4,000	8,394
Synthomer PLC	11,170	58,487
Telecom Plus PLC	3,135	41,477
Tullett Prebon PLC	9,812	49,585
Vesuvius PLC	14,329	68,314

Total United Kingdom		2,017,766

United States - 49.4%
A. Schulman, Inc.	1,862	50,684
Abercrombie & Fitch Co. Class A	7,824	246,769
ABM Industries, Inc.	3,387	109,434
Allegheny Technologies, Inc.	11,842	193,025
Alon USA Energy, Inc.	5,529	57,059
American States Water Co.	2,603	102,454
Ameris Bancorp	952	28,160
Andersons, Inc. (The)	1,414	44,414
Apogee Enterprises, Inc.	101	4,433

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
Applied Industrial Technologies, Inc.	3,051	$132,413
Archrock, Inc.	5,361	42,888
Artisan Partners Asset Management, Inc. Class A	4,199	129,497
Astoria Financial Corp.	2,645	41,897
Atlantic Tele-Network, Inc.	700	53,081
Axiall Corp.	6,733	147,049
AZZ, Inc.	1,050	59,430
Badger Meter, Inc.	616	40,970
BBCN Bancorp, Inc.	4,101	62,294
BGC Partners, Inc. Class A	22,241	201,281
Bob Evans Farms, Inc.	1,946	90,859
Boston Private Financial Holdings, Inc.	4,605	52,727
Brady Corp. Class A	4,871	130,738
Briggs & Stratton Corp.	3,359	80,347
Brink’s Co. (The)	1,988	66,777
Bristow Group, Inc.	4,087	77,326
California Water Service Group	4,325	115,564
Capitol Federal Financial, Inc.	15,621	207,134
Carpenter Technology Corp.	3,065	104,915
Cato Corp. (The) Class A	2,561	98,727
Chemical Financial Corp.	1,792	63,956
Chesapeake Lodging Trust	4,885	129,257
Children’s Place, Inc. (The)	416	34,724
ClubCorp Holdings, Inc.	4,339	60,920
Cogent Communications Holdings, Inc.	6,131	239,293
Cohen & Steers, Inc.	5,865	228,266
Comfort Systems USA, Inc.	350	11,119
Commercial Metals Co.	9,588	162,708
Community Bank System, Inc.	2,268	86,660
CONMED Corp.	1,414	59,303
Consolidated Communications Holdings, Inc.	9,658	248,790
Core-Mark Holding Co., Inc.	243	19,819
CoreSite Realty Corp.	1,526	106,835
CSG Systems International, Inc.	2,226	100,526
Cubic Corp.	686	27,413
CVB Financial Corp.	5,501	95,992
Dean Foods Co.	4,521	78,304
Delek U.S. Holdings, Inc.	4,955	75,514
DeVry Education Group, Inc.	2,310	39,894
DineEquity, Inc.	1,918	179,199
Dolby Laboratories, Inc. Class A	1,736	75,447
DuPont Fabros Technology, Inc.	7,027	284,804
EastGroup Properties, Inc.	2,324	140,300
Ebix, Inc.	1,288	52,538
Education Realty Trust, Inc.	3,765	156,624
El Paso Electric Co.	3,485	159,892
Empire District Electric Co. (The)	5,613	185,510
ESCO Technologies, Inc.	952	37,109
Essendant, Inc.	1,932	61,689
Exponent, Inc.	1,064	54,275
FBL Financial Group, Inc. Class A	1,218	74,931
Federal Signal Corp.	2,995	39,714
Finish Line, Inc. (The) Class A	2,939	62,013
First Financial Bancorp	3,737	67,939
First Merchants Corp.	1,260	29,698
First Midwest Bancorp, Inc.	3,443	62,043
Forward Air Corp.	1,134	51,393
Franklin Electric Co., Inc.	2,016	64,855
Franklin Street Properties Corp.	10,736	113,909
G&K Services, Inc. Class A	1,092	79,989
Government Properties Income Trust	12,080	215,628
Gramercy Property Trust	41,375	349,619
Granite Construction, Inc.	1,918	91,680
Greenbrier Cos., Inc. (The)	1,498	41,405
H.B. Fuller Co.	1,974	83,796
Heartland Express, Inc.	1,512	28,048
Herman Miller, Inc.	3,275	101,165
Hersha Hospitality Trust	4,017	85,723
Hillenbrand, Inc.	4,983	149,241
Horace Mann Educators Corp.	2,254	71,429
Independent Bank Corp.	1,246	57,266
Innospec, Inc.	882	38,244
Innoviva, Inc.	32,123	404,429
Insperity, Inc.	1,484	76,767
Interface, Inc.	700	12,978
International Bancshares Corp.	2,883	71,095
Intersil Corp. Class A	14,319	191,445
Interval Leisure Group, Inc.	4,269	61,644
Investors Real Estate Trust	13,437	97,553
John Bean Technologies Corp.	300	16,923
Joy Global, Inc.	13,045	209,633
Kaiser Aluminum Corp.	840	71,014
Kaman Corp.	1,568	66,938
Kindred Healthcare, Inc.	7,390	91,266
Knoll, Inc.	3,107	67,267
La-Z-Boy, Inc.	2,044	54,657
LegacyTexas Financial Group, Inc.	1,680	33,012
Lexmark International, Inc. Class A	7,768	259,684
LTC Properties, Inc.	2,799	126,627
Mack-Cali Realty Corp.	4,801	112,823
Matson, Inc.	2,030	81,545
Matthews International Corp. Class A	1,092	56,205
MDC Holdings, Inc.	5,417	135,750
Meredith Corp.	4,115	195,462
Methode Electronics, Inc.	378	11,053
MGE Energy, Inc.	2,855	149,174
Minerals Technologies, Inc.	504	28,652
Mobile Mini, Inc.	2,869	94,734
Monotype Imaging Holdings, Inc.	2,044	48,892
MSA Safety, Inc.	3,051	147,516
MTS Systems Corp.	910	55,373
Mueller Industries, Inc.	1,974	58,075
Mueller Water Products, Inc. Class A	5,753	56,840
National Penn Bancshares, Inc.	8,314	88,461
NBT Bancorp, Inc.	2,561	69,019
Neenah Paper, Inc.	952	60,604
New York REIT, Inc.	12,331	124,543
Nexstar Broadcasting Group, Inc. Class A	1,330	58,879
Northwest Bancshares, Inc.	5,767	77,912
Northwest Natural Gas Co.	2,925	157,511
Old National Bancorp	6,775	82,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

Investments	Shares	Value
Olin Corp.	9,770	$169,705
Ormat Technologies, Inc.	200	8,248
Otter Tail Corp.	4,437	131,424
Oxford Industries, Inc.	297	19,967
Park National Corp.	1,050	94,500
Parkway Properties, Inc.	8,888	139,186
Pattern Energy Group, Inc.	11,044	210,609
Pennsylvania Real Estate Investment Trust	5,221	114,079
Physicians Realty Trust	5,305	98,567
Potlatch Corp.	3,793	119,479
Power Integrations, Inc.	1,176	58,400
Primoris Services Corp.	261	6,342
Provident Financial Services, Inc.	3,401	68,666
QTS Realty Trust, Inc. Class A	2,156	102,151
Quaker Chemical Corp.	602	51,086
Ramco-Gershenson Properties Trust	6,677	120,386
Renasant Corp.	1,512	49,760
Rent-A-Center, Inc.	5,725	90,741
Retail Opportunity Investments Corp.	6,719	135,186
Rouse Properties, Inc.	4,549	83,611
S&T Bancorp, Inc.	1,470	37,867
Sabra Health Care REIT, Inc.	7,306	146,778
Sanderson Farms, Inc.	938	84,589
Saul Centers, Inc.	1,372	72,743
Scholastic Corp.	1,456	54,411
Schweitzer-Mauduit International, Inc.	3,373	106,182
SeaWorld Entertainment, Inc.	11,338	238,778
Select Income REIT	12,177	280,680
Selective Insurance Group, Inc.	2,170	79,444
ServisFirst Bancshares, Inc.	462	20,513
Shenandoah Telecommunications Co.	1,736	46,438
Simmons First National Corp. Class A	1,050	47,323
Simpson Manufacturing Co., Inc.	2,449	93,478
Sinclair Broadcast Group, Inc. Class A	4,535	139,451
SkyWest, Inc.	1,000	19,990
Sonic Corp.	2,394	84,173
South Jersey Industries, Inc.	7,376	209,847
SpartanNash Co.	2,296	69,592
STAG Industrial, Inc.	7,796	158,727
Standex International Corp.	392	30,502
State Auto Financial Corp.	162	3,574
Steelcase, Inc. Class A	5,781	86,253
Stepan Co.	1,078	59,603
Sturm Ruger & Co., Inc.	980	67,012
Summit Hotel Properties, Inc.	6,159	73,723
Tennant Co.	882	45,405
Terreno Realty Corp.	2,827	66,293
Tessera Technologies, Inc.	3,401	105,431
Tetra Tech, Inc.	2,170	64,709
Towne Bank	2,296	44,060
Trustmark Corp.	4,129	95,091
U.S. Ecology, Inc.	900	39,744
Union Bankshares Corp.	2,058	50,689
United Fire Group, Inc.	1,400	61,348
United States Steel Corp.	7,320	117,486
Universal Corp.	2,519	143,104
Universal Forest Products, Inc.	798	68,484
Universal Insurance Holdings, Inc.	1,120	19,936
Virtus Investment Partners, Inc.	336	26,245
Vishay Intertechnology, Inc.	9,028	110,232
Washington Real Estate Investment Trust	5,277	154,141
Watts Water Technologies, Inc. Class A	1,148	63,289
WD-40 Co.	756	81,656
Weis Markets, Inc.	2,142	96,519
WesBanco, Inc.	1,722	51,161
Westamerica Bancorp	1,582	77,059
Worthington Industries, Inc.	4,591	163,623

Total United States		17,782,765

TOTAL COMMON STOCKS (Cost: $31,388,645)		35,847,280

EXCHANGE-TRADED NOTE - 0.1%

United States - 0.1%
iPath MSCI India Index ETN* (Cost: $37,086)	630	39,558

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $31,425,731)		35,886,838
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		133,880

NET ASSETS - 100.0%		$36,020,718

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

ETN	-	Exchange-Traded Note

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	AUD	8,036	CAD	8,000	$3
4/4/2016	AUD	11,623	GBP	6,200	(30)
4/4/2016	AUD	16,694	PLN	47,750	(12)
4/4/2016	AUD	32,610	USD	25,000	(85)

					$(124)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2016

CURRENCY LEGEND

AUD	Australian dollar

CAD	Canadian dollar

GBP	British pound

PLN	Polish zloty

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.2%

Austria - 1.1%
Andritz AG	88	$4,839
EVN AG	241	2,774
Oesterreichische Post AG	128	5,212
OMV AG	659	18,568
UNIQA Insurance Group AG	728	5,124
Verbund AG	312	3,993
Vienna Insurance Group AG Wiener Versicherung Gruppe	221	4,684
Voestalpine AG	176	5,897

Total Austria		51,091

Belgium - 6.7%
Ackermans & van Haaren N.V.	24	3,409
Ageas	421	16,729
Anheuser-Busch InBev N.V.	1,693	210,772
Bekaert S.A.	100	4,069
bpost S.A.	404	11,240
Cofinimmo S.A.	60	7,374
Colruyt S.A.	152	8,868
D’ieteren S.A./N.V.	64	2,699
Delhaize Group	80	8,364
Elia System Operator S.A./N.V.	86	4,284
Melexis N.V.	40	2,179
Proximus SADP	641	21,939
Solvay S.A.	96	9,643
UCB S.A.	128	9,808
Umicore S.A.	112	5,584
Warehouses De Pauw	40	3,808

Total Belgium		330,769

Finland - 4.9%
Amer Sports Oyj	100	2,912
Cargotec Oyj Class B	48	1,553
Citycon Oyj	1,512	3,822
Elisa Oyj	327	12,733
Fiskars Oyj Abp	55	1,082
Fortum Oyj	2,292	34,764
Huhtamaki Oyj	92	3,421
Kemira Oyj	336	3,756
Kesko Oyj Class B	124	5,484
Kone Oyj Class B	668	32,245
Konecranes Oyj	108	2,582
Metsa Board Oyj	76	509
Metso Oyj	244	5,831
Neste Oyj	308	10,150
Nokia Oyj	3,130	18,636
Nokian Renkaat Oyj	271	9,579
Orion Oyj Class B	168	5,561
Sampo Oyj Class A	988	46,994
Stora Enso Oyj Class R	780	6,991
Tieto Oyj	148	3,865
UPM-Kymmene Oyj	923	16,745
Valmet Oyj	184	2,030
Wartsila Oyj Abp	212	9,608

Total Finland		240,853

France - 25.5%
Accor S.A.	124	5,262
Aeroports de Paris	64	7,924
Air Liquide S.A.	205	23,101
Airbus Group SE	417	27,728
Alten S.A.	32	1,967
Arkema S.A.	56	4,211
Atos SE	36	2,936
AXA S.A.	2,665	62,834
BNP Paribas S.A.	941	47,429
Bollore S.A.	610	2,373
Bouygues S.A.	424	17,322
Bureau Veritas S.A.	284	6,335
Cap Gemini S.A.	68	6,399
Carrefour S.A.	456	12,565
Casino Guichard Perrachon S.A.	143	8,210
Christian Dior SE	83	15,076
Cie de Saint-Gobain	456	20,125
Cie Generale des Etablissements Michelin	128	13,117
CNP Assurances	940	14,681
Credit Agricole S.A.	1,922	20,846
Danone S.A.	431	30,702
Dassault Systemes	48	3,814
Edenred	240	4,669
Eiffage S.A.	64	4,923
Electricite de France S.A.	2,993	33,643
Engie S.A.	3,778	58,723
Essilor International S.A.	56	6,927
Eurazeo S.A.	36	2,438
Eutelsat Communications S.A.	216	6,988
Gaztransport Et Technigaz S.A.	59	1,934
Groupe Eurotunnel SE Registered Shares	232	2,604
Havas S.A.	248	1,992
Hermes International	24	8,463
Imerys S.A.	48	3,352
Ingenico Group SA	16	1,841
Ipsen S.A.	44	2,531
JCDecaux S.A.	92	4,033
Kering	88	15,754
Klepierre	298	14,297
Korian S.A.	52	1,534
L’Oreal S.A.	253	45,394
Lagardere SCA	188	5,002
Legrand S.A.	156	8,754
LVMH Moet Hennessy Louis Vuitton SE	276	47,335
Metropole Television S.A.	188	3,433
Natixis S.A.*	2,747	13,545
Neopost S.A.	106	2,231
Nexity S.A.	84	4,384
Orange S.A.	3,098	54,349
Orpea	24	2,001
Pernod Ricard S.A.	117	13,066
Plastic Omnium S.A.	72	2,480
Publicis Groupe S.A.	108	7,595
Remy Cointreau S.A.	28	2,129
Renault S.A.	167	16,617
Rexel S.A.	408	5,837
Rubis SCA	36	2,895
Safran S.A.	209	14,642
Sanofi	1,164	93,991
Schneider Electric SE	480	30,380
SCOR SE	224	7,964
SEB S.A.	28	2,909
Societe BIC S.A.	17	2,561
Societe Generale S.A.	621	22,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2016

Investments	Shares	Value
Sodexo S.A.	84	$9,069
Suez Environnement Co.	532	9,773
Tarkett S.A.	66	2,072
Technip S.A.	124	6,883
Teleperformance	28	2,465
Thales S.A.	116	10,178
TOTAL S.A.	3,469	158,361
Unibail-Rodamco SE	54	14,879
Valeo S.A.	36	5,612
Veolia Environnement S.A.	551	13,292
Vicat S.A.	32	2,079
Vinci S.A.	563	42,003
Vivendi S.A.	1,614	33,989
Wendel S.A.	24	2,616
Zodiac Aerospace	88	1,766

Total France		1,259,119

Germany - 25.5%
Aareal Bank AG	84	2,726
adidas AG	164	19,249
Allianz SE Registered Shares	776	126,409
alstria office REIT-AG*	152	2,196
Aurubis AG	36	1,794
Axel Springer SE	140	7,557
BASF SE	1,118	84,467
Bayer AG Registered Shares	520	61,212
Bayerische Motoren Werke AG	631	58,028
Bechtle AG	20	2,069
Beiersdorf AG	87	7,866
Brenntag AG	100	5,721
Carl Zeiss Meditec AG Bearer Shares	64	1,979
Comdirect Bank AG	105	1,178
Continental AG	106	24,158
CTS Eventim AG & Co. KGaA	56	1,993
Daimler AG Registered Shares	1,135	87,136
Deutsche Boerse AG	183	15,638
Deutsche Post AG Registered Shares	1,395	38,820
Deutsche Telekom AG Registered Shares	5,199	93,459
Deutsche Wohnen AG Bearer Shares	248	7,724
DMG MORI AG	60	2,798
Drillisch AG	88	3,615
Duerr AG	28	2,204
E.ON SE	2,851	27,414
Evonik Industries AG	480	14,421
Fielmann AG	56	4,256
Fraport AG Frankfurt Airport Services Worldwide	84	5,103
Freenet AG	195	5,842
Fresenius Medical Care AG & Co. KGaA	116	10,289
Fresenius SE & Co. KGaA	152	11,122
Fuchs Petrolub SE	22	854
GEA Group AG	128	6,272
Hamburger Hafen und Logistik AG	104	1,534
Hannover Rueck SE	140	16,337
HeidelbergCement AG	72	6,174
Henkel AG & Co. KGaA	136	13,386
Hochtief AG	75	9,192
Hugo Boss AG	92	6,043
Infineon Technologies AG	624	8,892
K+S AG Registered Shares	220	5,156
KION Group AG*	52	3,036
Krones AG	20	2,412
LANXESS AG	36	1,733
LEG Immobilien AG*	64	6,042
Linde AG	124	18,094
MAN SE	164	17,777
Merck KGaA	156	13,032
METRO AG	371	11,512
MTU Aero Engines AG	36	3,458
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	295	60,090
OSRAM Licht AG	76	3,924
ProSiebenSat.1 Media SE	296	15,241
RHOEN-KLINIKUM AG	100	3,117
SAP SE	757	61,334
Siemens AG Registered Shares	1,115	118,356
Software AG	76	2,975
STADA Arzneimittel AG	56	2,226
Suedzucker AG	244	4,308
Symrise AG	68	4,572
Talanx AG	424	14,500
Telefonica Deutschland Holding AG	5,176	28,082
TUI AG	303	4,736
United Internet AG Registered Shares	87	4,373
Volkswagen AG	241	35,029
Wacker Chemie AG	32	2,820

Total Germany		1,255,062

Ireland - 0.8%
C&C Group PLC	656	2,968
CRH PLC	709	20,061
Kerry Group PLC Class A	60	5,599
Paddy Power Betfair PLC	40	5,588
Smurfit Kappa Group PLC	216	5,575

Total Ireland		39,791

Italy - 11.2%
A2A SpA	3,982	5,187
ACEA SpA	336	5,150
Anima Holding SpA(a)	276	2,022
Assicurazioni Generali SpA	2,106	31,271
Atlantia SpA	1,191	33,075
Azimut Holding SpA	176	4,061
Banca Generali SpA	144	4,242
Banca IFIS SpA	84	2,786
Banca Mediolanum SpA	1,087	8,683
Banca Popolare di Milano SCARL	2,070	1,450
Brembo SpA	56	2,900
Credito Emiliano SpA	328	2,248
Davide Campari-Milano SpA	320	3,204
De’ Longhi SpA	59	1,345
DiaSorin SpA	40	2,313
Ei Towers SpA	36	2,009
Enel Green Power SpA	3,586	7,723
Enel SpA	12,065	53,592
Eni SpA	9,714	147,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2016

Investments	Shares	Value
ERG SpA	320	$4,361
FinecoBank Banca Fineco SpA	712	6,004
Hera SpA	2,246	6,721
Industria Macchine Automatiche SpA	52	3,055
Intesa Sanpaolo SpA	14,147	39,239
Iren SpA	2,290	4,110
Luxottica Group SpA	448	24,760
MARR SpA	116	2,340
Mediobanca SpA	505	3,643
Prysmian SpA	200	4,538
RAI Way SpA(a)	400	2,151
Recordati SpA	232	5,816
Salvatore Ferragamo SpA	108	2,764
Snam SpA	7,711	48,373
Societa Cattolica di Assicurazioni SCRL	390	2,667
Societa Iniziative Autostradali e Servizi SpA	340	3,487
Telecom Italia SpA RSP	7,643	6,706
Terna Rete Elettrica Nazionale SpA	3,802	21,728
Tod’s SpA	32	2,283
UniCredit SpA	4,179	15,096
Unione di Banche Italiane SpA	586	2,172
Unipol Gruppo Finanziario SpA	684	2,772
UnipolSai SpA	6,513	15,096

Total Italy		550,369

Netherlands - 5.0%
Aalberts Industries N.V.	84	2,919
Aegon N.V.	3,008	16,570
Akzo Nobel N.V.	199	13,584
Arcadis N.V.	109	2,036
ASM International N.V.	40	1,794
ASML Holding N.V.	115	11,700
BE Semiconductor Industries N.V.	103	2,828
Boskalis Westminster	176	6,928
Euronext N.V.(a)	64	2,661
Heineken Holding N.V.	196	15,318
Heineken N.V.	357	32,403
ING Groep N.V. CVA	1,216	14,730
Koninklijke Ahold N.V.	907	20,434
Koninklijke DSM N.V.	216	11,897
Koninklijke KPN N.V.	3,642	15,285
Koninklijke Philips N.V.	1,283	36,602
Koninklijke Vopak N.V.	104	5,187
NN Group N.V.	304	9,961
Randstad Holding N.V.	164	9,103
TKH Group N.V. CVA	56	2,401
TNT Express N.V.	118	1,060
Wolters Kluwer N.V.	308	12,313

Total Netherlands		247,714

Portugal - 1.3%
CTT-Correios de Portugal S.A.	344	3,242
EDP-Energias de Portugal S.A.	7,785	27,732
Galp Energia, SGPS, S.A.	1,040	13,096
Jeronimo Martins, SGPS, S.A.	504	8,259
Portucel S.A.	1,894	6,906
Semapa-Sociedade de Investimento e Gestao	176	2,326
Sonae, SGPS, S.A.	3,142	3,792

Total Portugal		65,353

Spain - 15.6%
Abertis Infraestructuras S.A.	1,508	24,831
Acerinox S.A.	364	4,223
ACS Actividades de Construccion y Servicios S.A.	536	15,997
Amadeus IT Holding S.A. Class A	304	13,057
Atresmedia Corp. de Medios de Comunicaion S.A.	156	1,712
Banco Bilbao Vizcaya Argentaria S.A.	9,503	63,264
Banco Popular Espanol S.A.	1,109	2,890
Banco Santander S.A.	43,833	193,506
Bankinter S.A.	664	4,699
Bolsas y Mercados Espanoles SHMSF S.A.	168	5,427
CaixaBank S.A.	8,830	26,132
CaixaBank S.A.*	140	414
Cia de Distribucion Integral Logista Holdings S.A.	164	3,711
Distribuidora Internacional de Alimentacion S.A.*	572	2,976
Ebro Foods S.A.	220	4,810
Enagas S.A.	448	13,485
Endesa S.A.	936	17,994
Ferrovial S.A.*	945	20,337
Gas Natural SDG S.A.	1,648	33,372
Grifols S.A.	240	5,352
Grupo Catalana Occidente S.A.	57	1,621
Iberdrola S.A.	6,040	40,340
Indra Sistemas S.A.*	266	3,099
Industria de Diseno Textil S.A.	2,012	67,786
Mapfre S.A.	5,248	11,357
Mediaset Espana Comunicacion S.A.	180	2,073
Prosegur Cia de Seguridad S.A.	640	3,610
Red Electrica Corp. S.A.	180	15,650
Repsol S.A.	3,201	36,185
Tecnicas Reunidas S.A.	84	2,367
Telefonica S.A.	10,547	118,410
Viscofan S.A.	44	2,640
Zardoya Otis S.A.	556	6,482

Total Spain		769,809

Switzerland - 0.2%
STMicroelectronics N.V.	1,846	10,249

United Kingdom - 2.4%
CNH Industrial N.V.	1,308	8,906
RELX N.V.	1,173	20,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2016

Investments	Shares	Value
Unilever N.V. CVA	2,009	$90,166

Total United Kingdom		119,584

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $4,580,874)		4,939,763
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(8,207)

NET ASSETS - 100.0%		$4,931,556

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	EUR	448,765	USD	488,093	$(23,298)
4/4/2016	EUR	448,784	USD	488,093	(23,319)
4/4/2016	EUR	448,774	USD	488,093	(23,307)
4/4/2016	EUR	448,776	USD	488,093	(23,310)
4/4/2016	EUR	341,934	USD	371,884	(17,767)
4/4/2016	EUR	1,756	USD	2,000	(1)
4/4/2016	USD	371,884	EUR	326,359	19
4/4/2016	USD	488,093	EUR	428,332	13
4/4/2016	USD	488,093	EUR	428,332	13
4/4/2016	USD	488,093	EUR	428,342	25
4/4/2016	USD	488,093	EUR	428,327	7
5/3/2016	EUR	349,848	USD	398,987	(24)
5/3/2016	EUR	459,167	USD	523,668	(24)
5/3/2016	EUR	459,168	USD	523,668	(26)
5/3/2016	EUR	459,188	USD	523,668	(48)
5/3/2016	EUR	459,161	USD	523,668	(18)

					$(111,065)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.2%

Australia - 8.1%
AGL Energy Ltd.	928	$13,135
Amcor Ltd.	1,107	12,220
AMP Ltd.	2,844	12,667
Ansell Ltd.	160	2,128
Aristocrat Leisure Ltd.	729	5,776
Asaleo Care Ltd.	2,204	3,086
Asciano Ltd.	779	5,369
ASX Ltd.	240	7,649
Aurizon Holdings Ltd.	2,463	7,503
Australia & New Zealand Banking Group Ltd.	3,648	65,834
Bank of Queensland Ltd.	27	252
Bendigo & Adelaide Bank Ltd.	279	1,904
BHP Billiton Ltd.	4,446	57,663
Boral Ltd.	1,277	6,071
Brickworks Ltd.	759	9,248
BT Investment Management Ltd.	627	4,678
Caltex Australia Ltd.	91	2,381
carsales.com Ltd.	299	2,705
CIMIC Group Ltd.	639	17,086
Cleanaway Waste Management Ltd.	5,975	3,539
Coca-Cola Amatil Ltd.	1,126	7,657
Cochlear Ltd.	90	7,082
Commonwealth Bank of Australia	2,095	120,739
Computershare Ltd.	300	2,257
Cover-More Group Ltd.	1,577	1,880
Crown Resorts Ltd.	779	7,467
CSL Ltd.	190	14,826
CSR Ltd.	1,647	4,181
Downer EDI Ltd.	1,527	4,511
Event Hospitality and Entertainment Ltd.	668	7,811
Fairfax Media Ltd.	7,191	4,757
Genworth Mortgage Insurance Australia Ltd.	1,296	2,482
GrainCorp Ltd. Class A	76	441
Harvey Norman Holdings Ltd.	1,836	6,638
Healthscope Ltd.	1,906	3,900
Incitec Pivot Ltd.	1,696	4,162
Insurance Australia Group Ltd.	4,227	18,144
IOOF Holdings Ltd.	368	2,511
IRESS Ltd.	549	4,899
JB Hi-Fi Ltd.	179	3,247
LendLease Group	937	9,997
Magellan Financial Group Ltd.	260	4,536
National Australia Bank Ltd.	3,619	73,050
Navitas Ltd.	1,206	4,713
New Hope Corp., Ltd.	1,008	1,016
NIB Holdings Ltd.	1,766	5,312
Orica Ltd.	439	5,190
Origin Energy Ltd.	1,647	6,449
Perpetual Ltd.	71	2,379
Platinum Asset Management Ltd.	1,267	6,189
Premier Investments Ltd.	549	7,146
Primary Health Care Ltd.	1,487	4,290
QBE Insurance Group Ltd.	958	8,040
Qube Holdings Ltd.	2,392	4,342
REA Group Ltd.	141	5,860
Rio Tinto Ltd.	439	14,416
Santos Ltd.	1,368	4,241
Seek Ltd.	448	5,576
Select Harvests Ltd.	538	1,709
Sonic Healthcare Ltd.	558	8,061
Star Entertainment Grp Ltd. (The)	1,416	6,187
Steadfast Group Ltd.	3,072	4,230
Suncorp Group Ltd.	1,775	16,262
Super Retail Group Ltd.	468	3,082
Tabcorp Holdings Ltd.	1,418	4,669
Tatts Group Ltd.	2,534	7,368
Technology One Ltd.	1,207	4,429
Telstra Corp., Ltd.	15,561	63,802
TPG Telecom Ltd.	518	4,519
Treasury Wine Estates Ltd.	948	7,030
Wesfarmers Ltd.	1,457	46,457
Westpac Banking Corp.	4,776	111,504
Woodside Petroleum Ltd.	2,040	40,738
Woolworths Ltd.	1,795	30,516

Total Australia		1,003,791

Austria - 0.3%
EVN AG	739	8,505
Lenzing AG	117	9,276
Oesterreichische Post AG	209	8,510
OMV AG	499	14,059

Total Austria		40,350

Belgium - 1.9%
Ackermans & van Haaren N.V.	56	7,955
Ageas	309	12,278
Anheuser-Busch InBev N.V.	1,216	151,387
bpost S.A.	300	8,347
Colruyt S.A.	210	12,252
Delhaize Group	90	9,410
Euronav N.V.	180	1,844
Proximus SADP	449	15,368
UCB S.A.	129	9,884

Total Belgium		228,725

China - 2.9%
China Jinmao Holdings Group Ltd.	20,000	5,569
China Mobile Ltd.	16,000	178,327
China Overseas Land & Investment Ltd.	4,000	12,660
China Power International Development Ltd.	10,000	5,183
China South City Holdings Ltd.	20,000	4,126
China Unicom Hong Kong Ltd.	20,000	26,404
CITIC Ltd.	10,000	15,213
CNOOC Ltd.	60,000	70,856
Fosun International Ltd.	5,000	7,117
Guotai Junan International Holdings Ltd.	11,000	3,857
Lenovo Group Ltd.	6,000	4,672
Shenzhen Investment Ltd.	16,000	6,353
Sino-Ocean Land Holdings Ltd.	10,500	4,968
Sun Art Retail Group Ltd.	10,000	7,078
Yangzijiang Shipbuilding Holdings Ltd.	7,000	5,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
Yuexiu Property Co., Ltd.	42,000	$6,065

Total China		363,542

Denmark - 1.1%
Carlsberg A/S Class B	61	5,822
Coloplast A/S Class B	160	12,143
Danske Bank A/S	722	20,430
DSV A/S	61	2,543
GN Store Nord A/S	139	2,911
Novo Nordisk A/S Class B	880	47,810
Novozymes A/S Class B	100	4,503
Pandora A/S	67	8,788
Rockwool International A/S Class B	20	3,181
Royal Unibrew A/S	120	5,800
SimCorp A/S	30	1,387
Sydbank A/S	110	3,158
TDC A/S	1,028	5,039
Tryg A/S	390	7,582
Vestas Wind Systems A/S	100	7,066

Total Denmark		138,163

Finland - 1.4%
Elisa Oyj	290	11,292
F-Secure Oyj	1,097	3,288
Fortum Oyj	1,431	21,705
Kesko Oyj Class B	179	7,916
Kone Oyj Class B	538	25,970
Metso Oyj	289	6,906
Neste Oyj	219	7,217
Nokia Oyj	2,325	13,843
Nokian Renkaat Oyj	199	7,034
Orion Oyj Class B	200	6,621
Raisio Oyj Class V	1,097	5,413
Sampo Oyj Class A	678	32,249
Tieto Oyj	249	6,504
UPM-Kymmene Oyj	828	15,021

Total Finland		170,979

France - 10.0%
Accor S.A.	151	6,408
Aeroports de Paris	71	8,791
Air Liquide S.A.	217	24,454
Airbus Group SE	419	27,861
Alten S.A.	90	5,532
Arkema S.A.	60	4,511
AXA S.A.	2,484	58,566
BioMerieux	50	5,735
BNP Paribas S.A.	811	40,876
Bollore S.A.	1,586	6,170
Bouygues S.A.	408	16,668
Bureau Veritas S.A.	290	6,469
Cap Gemini S.A.	80	7,528
Carrefour S.A.	439	12,096
Casino Guichard Perrachon S.A.	159	9,128
Christian Dior SE	90	16,348
Cie de Saint-Gobain	459	20,258
CNP Assurances	868	13,556
Credit Agricole S.A.	1,556	16,877
Danone S.A.	398	28,351
Dassault Systemes	71	5,642
Edenred	350	6,808
Electricite de France S.A.	2,662	29,922
Elior(a)	189	4,150
Engie S.A.	3,432	53,345
Essilor International S.A.	81	10,020
Gaztransport Et Technigaz S.A.	60	1,966
Havas S.A.	569	4,569
Hermes International	21	7,405
Iliad S.A.	10	2,577
Imerys S.A.	120	8,381
Ingenico Group SA	20	2,301
Ipsen S.A.	90	5,176
JCDecaux S.A.	160	7,014
Kering	81	14,501
Klepierre	249	11,946
L’Oreal S.A.	250	44,856
Lagardere SCA	250	6,652
Legrand S.A.	160	8,979
LVMH Moet Hennessy Louis Vuitton SE	259	44,419
Metropole Television S.A.	290	5,296
Natixis S.A.*	2,463	12,145
Neopost S.A.	121	2,547
Nexity S.A.	141	7,358
Orange S.A.	2,924	51,297
Pernod Ricard S.A.	111	12,396
Publicis Groupe S.A.	101	7,103
Remy Cointreau S.A.	61	4,638
Renault S.A.	151	15,025
Rexel S.A.	17	243
Rubis SCA	80	6,434
Safran S.A.	219	15,343
Sanofi	1,117	90,196
Schneider Electric SE	468	29,620
SCOR SE	259	9,209
Societe BIC S.A.	50	7,532
Societe Generale S.A.	538	19,913
Societe Television Francaise 1	370	4,798
Sodexo S.A.	90	9,717
Suez Environnement Co.	588	10,801
Technip S.A.	50	2,775
Teleperformance	61	5,371
Thales S.A.	141	12,372
TOTAL S.A.	3,532	161,237
Unibail-Rodamco SE	81	22,319
Veolia Environnement S.A.	670	16,163
Vicat S.A.	61	3,962
Vinci S.A.	509	37,975
Vivendi S.A.	1,516	31,925

Total France		1,232,522

Germany - 7.6%
adidas AG	131	15,376
Allianz SE Registered Shares	518	84,381
AURELIUS SE & Co. KGaA	61	3,719
Axel Springer SE	149	8,043
BASF SE	779	58,855
Bayer AG Registered Shares	390	45,909
Bayerische Motoren Werke AG	428	39,360
Bechtle AG	61	6,310
Beiersdorf AG	4	362
Bertrandt AG	31	3,563
Brenntag AG	121	6,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
Carl Zeiss Meditec AG Bearer Shares	190	$5,876
Comdirect Bank AG	519	5,821
Continental AG	71	16,182
CTS Eventim AG & Co. KGaA	179	6,369
Daimler AG Registered Shares	758	58,193
Deutsche Boerse AG	151	12,904
Deutsche Post AG Registered Shares	1,038	28,885
Deutsche Telekom AG Registered Shares	4,221	75,878
Deutsche Wohnen AG Bearer Shares	309	9,623
DMG MORI AG	139	6,482
Drillisch AG	110	4,518
Duerr AG	60	4,722
E.ON SE	1,876	18,039
Evonik Industries AG	408	12,258
Fielmann AG	121	9,197
Fraport AG Frankfurt Airport Services Worldwide	100	6,075
Freenet AG	72	2,157
GEA Group AG	199	9,751
Gerresheimer AG	31	2,435
Hamburger Hafen und Logistik AG	129	1,902
Hannover Rueck SE	139	16,220
Henkel AG & Co. KGaA	149	14,665
Hugo Boss AG	35	2,299
Infineon Technologies AG	719	10,246
K+S AG Registered Shares	189	4,429
Krones AG	61	7,358
KUKA AG	40	4,195
LEG Immobilien AG*	80	7,553
MAN SE	121	13,116
Merck KGaA	141	11,779
METRO AG	329	10,209
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	192	39,109
OSRAM Licht AG	100	5,163
ProSiebenSat.1 Media SE	269	13,851
RHOEN-KLINIKUM AG	230	7,168
SAP SE	570	46,183
Siemens AG Registered Shares	789	83,752
Software AG	141	5,520
Suedzucker AG	270	4,767
Talanx AG	339	11,593
Telefonica Deutschland Holding AG	4,268	23,156
Volkswagen AG	148	21,512
Wacker Chemie AG	51	4,495
Wirecard AG	50	1,897

Total Germany		940,302

Hong Kong - 2.7%
AIA Group Ltd.	6,000	33,997
Bank of East Asia Ltd. (The)	4,000	14,955
BOC Hong Kong Holdings Ltd.	10,500	31,338
CLP Holdings Ltd.	4,000	36,176
Dah Sing Banking Group Ltd.	4,000	7,024
Hang Seng Bank Ltd.	2,100	37,118
Hong Kong & China Gas Co., Ltd.	10,000	18,694
Hong Kong Exchanges and Clearing Ltd.	700	16,858
MTR Corp., Ltd.	5,500	27,229
New World Development Co., Ltd.	13,000	12,386
Power Assets Holdings Ltd.	3,500	35,805
Sino Land Co., Ltd.	14,000	22,164
SJM Holdings Ltd.	20,000	14,285
Techtronic Industries Co., Ltd.	1,500	5,927
Wharf Holdings Ltd. (The)	3,000	16,399

Total Hong Kong		330,355

Ireland - 0.3%
Grafton Group PLC	329	3,414
Green REIT PLC	5,436	8,741
Greencore Group PLC	488	2,630
IFG Group PLC	3,463	8,366
Paddy Power Betfair PLC	78	10,897

Total Ireland		34,048

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	9,146	20,618
Delek Automotive Systems Ltd.	598	5,780
First International Bank of Israel Ltd.	210	2,601
Frutarom Industries Ltd.	50	2,620
Harel Insurance Investments & Financial Services Ltd.	1,416	5,405
Migdal Insurance & Financial Holding Ltd.	8,589	5,963
Mizrahi Tefahot Bank Ltd.	210	2,462
NICE-Systems Ltd.	41	2,688
Osem Investments Ltd.*	249	5,440
Teva Pharmaceutical Industries Ltd.	578	31,164

Total Israel		84,741

Italy - 3.2%
A2A SpA	4,985	6,493
ACEA SpA	609	9,334
Anima Holding SpA(a)	469	3,436
Ansaldo STS SpA	239	2,857
Ascopiave SpA	1,177	3,074
Assicurazioni Generali SpA	1,057	15,695
Atlantia SpA	798	22,161
Azimut Holding SpA	179	4,131
Banca Generali SpA	160	4,713
Banca Mediolanum SpA	957	7,645
Banca Popolare di Milano SCARL	3,828	2,681
Davide Campari-Milano SpA	858	8,589
De’ Longhi SpA	190	4,330
DiaSorin SpA	110	6,362
Enel Green Power SpA	3,509	7,557
Enel SpA	7,330	32,560
Eni SpA	6,392	96,877
ERG SpA	388	5,288
FinecoBank Banca Fineco SpA	839	7,075
Hera SpA	2,443	7,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
Intesa Sanpaolo SpA	10,065	$27,917
Iren SpA	4,580	8,220
Luxottica Group SpA	282	15,586
MARR SpA	269	5,426
Parmalat SpA	1,276	3,536
Recordati SpA	360	9,025
Snam SpA	4,906	30,776
Terna Rete Elettrica Nazionale SpA	2,204	12,596
UniCredit SpA	2,620	9,464
UnipolSai SpA	4,507	10,447

Total Italy		391,162

Japan - 14.6%
Amada Holdings Co., Ltd.	2,000	19,538
Astellas Pharma, Inc.	2,300	30,624
Bridgestone Corp.	1,000	37,413
Brother Industries Ltd.	1,000	11,513
Canon, Inc.	2,000	59,700
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	12,122
Daicel Corp.	1,000	13,684
Daihatsu Motor Co., Ltd.	800	11,289
Denso Corp.	800	32,201
FANUC Corp.	200	31,113
Fuji Heavy Industries Ltd.	700	24,756
Fujitsu Ltd.	2,000	7,413
Hino Motors Ltd.	1,300	14,076
Hitachi Chemical Co., Ltd.	1,000	18,017
Hitachi Construction Machinery Co., Ltd.	1,000	15,908
Honda Motor Co., Ltd.	1,300	35,694
Hulic Co., Ltd.	1,000	9,573
Idemitsu Kosan Co., Ltd.	1,000	17,874
Iida Group Holdings Co., Ltd.	300	5,859
Isuzu Motors Ltd.	1,100	11,372
ITOCHU Corp.	2,100	25,896
Japan Tobacco, Inc.	1,700	70,937
JSR Corp.	1,000	14,396
JTEKT Corp.	1,000	12,990
JX Holdings, Inc.	5,000	19,298
Kawasaki Kisen Kaisha Ltd.	7,000	13,577
KDDI Corp.	2,000	53,490
Keiyo Co., Ltd.	4,600	20,832
Komatsu Ltd.	1,700	28,980
Konica Minolta, Inc.	1,000	8,506
Kuraray Co., Ltd.	1,100	13,467
LIXIL Group Corp.	800	16,335
Marubeni Corp.	5,100	25,864
Mitsubishi Chemical Holdings Corp.	2,800	14,636
Mitsubishi Corp.	2,000	33,916
Mitsubishi Materials Corp.	2,000	5,659
Mitsubishi Motors Corp.	1,700	12,751
Mitsubishi UFJ Financial Group, Inc.	10,100	46,863
Mitsui & Co., Ltd.	3,100	35,718
Mitsui Mining & Smelting Co., Ltd.	3,000	4,804
Mitsui OSK Lines Ltd.	7,000	14,262
Mizuho Financial Group, Inc.	30,900	46,215
Modec, Inc.	300	4,401
Nikon Corp.	1,000	15,321
Nippon Steel & Sumitomo Metal Corp.	1,100	21,159
Nippon Telegraph & Telephone Corp.	1,700	73,327
Nippon Yusen K.K.	8,000	15,446
Nissan Motor Co., Ltd.	4,100	37,992
Nomura Holdings, Inc.	5,000	22,372
Nomura Real Estate Holdings, Inc.	800	14,805
NSK Ltd.	1,000	9,164
NTT DOCOMO, Inc.	4,000	90,840
Oji Holdings Corp.	2,000	8,043
Panasonic Corp.	1,800	16,551
Resona Holdings, Inc.	5,000	17,866
Ricoh Co., Ltd.	1,700	17,334
SBI Holdings, Inc.	1,000	10,169
Sega Sammy Holdings, Inc.	1,100	12,009
Seiko Epson Corp.	900	14,558
Sekisui House Ltd.	1,100	18,590
Shin-Etsu Chemical Co., Ltd.	700	36,272
Sojitz Corp.	5,000	10,276
Sumitomo Corp.	3,000	29,855
Sumitomo Mitsui Financial Group, Inc.	1,200	36,429
Sumitomo Mitsui Trust Holdings, Inc.	8,000	23,460
Sumitomo Rubber Industries Ltd.	900	13,925
Suzuki Motor Corp.	300	8,037
T&D Holdings, Inc.	1,100	10,271
Takeda Pharmaceutical Co., Ltd.	1,000	45,696
Toyota Motor Corp.	2,300	121,799
Toyota Tsusho Corp.	1,000	22,626
Yahoo Japan Corp.	5,100	21,735
Yamaha Corp.	700	21,113
Yamaha Motor Co., Ltd.	700	11,659
Yokohama Rubber Co., Ltd. (The)	300	4,941

Total Japan		1,797,172

Netherlands - 1.4%
Aalberts Industries N.V.	71	2,467
Aegon N.V.	1,845	10,163
Akzo Nobel N.V.	151	10,307
Arcadis N.V.	151	2,820
ASM International N.V.	160	7,177
BE Semiconductor Industries N.V.	17	467
BinckBank N.V.	290	2,165
Boskalis Westminster	129	5,078
Brunel International N.V.	260	5,483
Corbion N.V.	139	3,306
Euronext N.V.(a)	80	3,327
Gemalto N.V.	41	3,036
Heineken N.V.	280	25,414
IMCD Group N.V.	90	3,371
Koninklijke Ahold N.V.	670	15,094
Koninklijke DSM N.V.	131	7,216
Koninklijke KPN N.V.	2,615	10,975
Koninklijke Philips N.V.	719	20,512
Koninklijke Vopak N.V.	60	2,992
NN Group N.V.	249	8,159
Randstad Holding N.V.	102	5,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
TNT Express N.V.	61	$548
Wessanen	469	5,086
Wolters Kluwer N.V.	209	8,355

Total Netherlands		169,180

New Zealand - 0.7%
Contact Energy Ltd.	1,755	6,092
EBOS Group Ltd.	569	6,795
Freightways Ltd.	1,226	5,405
Genesis Energy Ltd.	5,086	7,239
Kiwi Property Group Ltd.	5,504	5,522
Mainfreight Ltd.	240	2,643
Meridian Energy Ltd.	3,252	5,916
Metlifecare Ltd.	1,667	6,076
Mighty River Power Ltd.	4,506	9,135
Port of Tauranga Ltd.	599	7,631
Spark New Zealand Ltd.	4,550	11,531
TrustPower Ltd.	1,507	8,015
Z Energy Ltd.	549	2,573

Total New Zealand		84,573

Norway - 1.4%
Atea ASA*	518	4,948
Austevoll Seafood ASA	937	7,703
DNB ASA	1,078	12,753
Entra ASA(a)	469	4,423
Gjensidige Forsikring ASA	637	10,867
Kongsberg Gruppen ASA	56	921
Leroy Seafood Group ASA	159	7,516
Marine Harvest ASA*	627	9,665
Norsk Hydro ASA	1,745	7,188
Orkla ASA	1,388	12,577
Salmar ASA	408	10,013
SpareBank 1 SR-Bank ASA	838	4,113
Statoil ASA	4,198	66,133
Telenor ASA	768	12,433
TGS Nopec Geophysical Co. ASA	82	1,252
Yara International ASA	163	6,137

Total Norway		178,642

Portugal - 0.4%
CTT-Correios de Portugal S.A.	418	3,939
EDP-Energias de Portugal S.A.	4,897	17,444
Galp Energia, SGPS, S.A.	799	10,061
Jeronimo Martins, SGPS, S.A.	469	7,685
REN - Redes Energeticas Nacionais, SGPS, S.A.	839	2,756
Sonae, SGPS, S.A.	6,422	7,750

Total Portugal		49,635

Singapore - 2.2%
Asian Pay Television Trust	11,000	4,574
CapitaLand Ltd.	7,200	16,415
Chip Eng Seng Corp., Ltd.	9,000	4,745
City Developments Ltd.	800	4,854
ComfortDelGro Corp., Ltd.	3,000	6,505
CWT Ltd.	3,000	4,367
DBS Group Holdings Ltd.	1,000	11,421
Great Eastern Holdings Ltd.	200	3,340
Hutchison Port Holdings Trust	34,900	17,450
Jardine Cycle & Carriage Ltd.	300	8,918
k1 Ventures Ltd.	7,100	4,192
Keppel Corp., Ltd.	2,100	9,092
M1 Ltd.	2,000	3,862
Olam International Ltd.	4,000	5,109
OSIM International Ltd.	3,100	3,154
OUE Ltd.	7,100	8,884
Oversea-Chinese Banking Corp., Ltd.	1,700	11,160
Pacc Offshore Services Holdings Ltd.	12,000	3,208
Pacific Radiance Ltd.	11,100	2,803
Rotary Engineering Ltd.	11,000	2,941
Sembcorp Industries Ltd.	3,000	6,728
Sembcorp Marine Ltd.	5,000	6,126
SIA Engineering Co., Ltd.	4,000	10,694
Singapore Airlines Ltd.	2,100	17,809
Singapore Exchange Ltd.	1,000	5,904
Singapore Technologies Engineering Ltd.	5,100	12,233
Singapore Telecommunications Ltd.	15,100	42,835
StarHub Ltd.	1,000	2,488
United Engineers Ltd.	2,100	3,649
United Overseas Bank Ltd.	1,800	25,223

Total Singapore		270,683

Spain - 4.3%
Amadeus IT Holding S.A. Class A	240	10,308
Atresmedia Corp. de Medios de Comunicaion S.A.	378	4,148
Banco Bilbao Vizcaya Argentaria S.A.	5,634	37,507
Banco Popular Espanol S.A.	1,237	3,224
Banco Santander S.A.	29,787	131,498
Bankinter S.A.	646	4,571
Bolsas y Mercados Espanoles SHMSF S.A.	179	5,783
CaixaBank S.A.*	75	222
CaixaBank S.A.	5,945	17,594
Cia de Distribucion Integral Logista Holdings S.A.	260	5,884
Distribuidora Internacional de Alimentacion S.A.*	699	3,637
Ebro Foods S.A.	190	4,154
Enagas S.A.	320	9,632
Endesa S.A.	689	13,246
Ferrovial S.A.*	878	18,895
Gas Natural SDG S.A.	1,167	23,632
Grifols S.A.	219	4,884
Grupo Catalana Occidente S.A.	189	5,374
Iberdrola S.A.	4,071	27,190
Industria de Diseno Textil S.A.	1,537	51,783
Mapfre S.A.	4,088	8,846
Mediaset Espana Comunicacion S.A.	459	5,285
Red Electrica Corp. S.A.	121	10,521
Repsol S.A.	2,314	26,158
Tecnicas Reunidas S.A.	70	1,972
Telefonica S.A.	6,911	77,589
Viscofan S.A.	110	6,600
Zardoya Otis S.A.	758	8,836

Total Spain		528,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
Sweden - 3.6%
AAK AB	110	$8,752
AF AB Class B	289	5,312
Atlas Copco AB Class A	879	22,152
Atrium Ljungberg AB Class B	599	10,381
Avanza Bank Holding AB	90	4,019
Axfood AB	370	6,846
Betsson AB*	219	3,404
Clas Ohlson AB Class B	269	5,143
Com Hem Holding AB	378	3,490
Electrolux AB Series B	199	5,243
Fabege AB	509	8,608
Hennes & Mauritz AB Class B	1,321	44,111
Hexpol AB	368	4,097
ICA Gruppen AB	200	6,627
Indutrade AB	131	8,051
Investment AB Kinnevik Class B	112	3,182
Investment AB Latour Class B	219	9,090
Lifco AB Class B	179	4,814
Loomis AB Class B	111	3,142
Meda AB Class A	368	6,859
NetEnt AB*	71	4,015
Nordea Bank AB	5,006	48,166
Sandvik AB	1,755	18,185
Securitas AB Class B	439	7,284
Skandinaviska Enskilda Banken AB Class A	2,076	19,859
Skanska AB Class B	489	11,177
Svenska Cellulosa AB SCA Class B	479	14,990
Svenska Handelsbanken AB Class A	1,437	18,311
Swedbank AB Class A	1,308	28,220
Swedish Match AB	78	2,652
Tele2 AB Class B	609	5,657
Telefonaktiebolaget LM Ericsson Class B	2,973	29,815
TeliaSonera AB	6,013	31,279
Thule Group AB (The)(a)	250	3,454
Trelleborg AB Class B	350	6,934
Volvo AB Class B	1,418	15,585
Wallenstam AB Class B	1,028	8,902

Total Sweden		447,808

Switzerland - 8.5%
ABB Ltd. Registered Shares*	1,526	29,862
Actelion Ltd. Registered Shares*	41	6,152
Adecco S.A. Registered Shares	170	11,121
Baloise Holding AG Registered Shares	50	6,380
Cie Financiere Richemont S.A. Registered Shares	279	18,514
Clariant AG Registered Shares*	131	2,380
Coca-Cola HBC AG*	320	6,807
Credit Suisse Group AG Registered Shares*	400	5,685
DKSH Holding AG	100	6,866
EMS-Chemie Holding AG Registered Shares	21	10,931
Galenica AG Registered Shares	8	12,079
GAM Holding AG*	388	5,632
Geberit AG Registered Shares	31	11,631
Givaudan S.A. Registered Shares	10	19,694
Helvetia Holding AG Registered Shares	11	6,317
Julius Baer Group Ltd.*	151	6,512
Kuehne + Nagel International AG Registered Shares	209	29,834
LafargeHolcim Ltd. Registered Shares*	398	18,798
Leonteq AG*	20	1,903
Logitech International S.A. Registered Shares	249	3,978
Lonza Group AG Registered Shares*	51	8,665
Nestle S.A. Registered Shares	2,783	208,801
Novartis AG Registered Shares	2,007	146,074
OC Oerlikon Corp. AG Registered Shares*	568	5,884
Partners Group Holding AG	30	12,108
Roche Holding AG Genusschein	678	167,580
SGS S.A. Registered Shares	10	21,219
Sonova Holding AG Registered Shares	51	6,540
STMicroelectronics N.V.	1,567	8,700
Straumann Holding AG Registered Shares	21	7,269
Sulzer AG Registered Shares	60	5,983
Swiss Life Holding AG Registered Shares*	30	8,010
Swiss Re AG	738	68,510
Swisscom AG Registered Shares	57	31,099
Syngenta AG Registered Shares	72	30,074
UBS Group AG Registered Shares	2,285	36,960
Vontobel Holding AG Registered Shares	73	3,175
Zurich Insurance Group AG*	199	46,402

Total Switzerland		1,044,129

United Kingdom - 22.9%
A.G.Barr PLC	678	5,165
Abcam PLC	329	2,790
Aberdeen Asset Management PLC	1,776	7,081
Admiral Group PLC	249	7,097
Aggreko PLC	309	4,783
Amec Foster Wheeler PLC	399	2,581
Ashmore Group PLC	1,408	5,820
Associated British Foods PLC	330	15,885
AstraZeneca PLC	1,491	83,631
Aviva PLC	2,583	16,933
Babcock International Group PLC	409	5,582
BAE Systems PLC	4,415	32,300
Barclays PLC	572	1,233

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
BBA Aviation PLC	1,596	$4,597
Bellway PLC	141	5,316
Berkeley Group Holdings PLC	239	11,054
BHP Billiton PLC	3,828	43,070
Big Yellow Group PLC	647	7,202
Bodycote PLC	489	4,242
Booker Group PLC	2,015	4,990
BP PLC	35,648	179,406
Brewin Dolphin Holdings PLC	748	2,789
British American Tobacco PLC	2,644	155,429
British Land Co. PLC (The)	1,027	10,340
Britvic PLC	239	2,441
BT Group PLC	6,343	40,159
Burberry Group PLC	289	5,670
Cable & Wireless Communications PLC	5,346	5,920
Capital & Counties Properties PLC	739	3,503
Carnival PLC	159	8,574
Centrica PLC	7,341	24,025
Close Brothers Group PLC	129	2,340
CNH Industrial N.V.	1,057	7,197
Compass Group PLC	1,206	21,286
Countrywide PLC	478	2,649
Cranswick PLC	260	7,971
Croda International PLC	110	4,805
Dechra Pharmaceuticals PLC	439	7,610
Derwent London PLC	121	5,482
Diageo PLC	2,224	60,143
Direct Line Insurance Group PLC	1,327	7,061
Domino’s Pizza Group PLC	330	4,781
Drax Group PLC	180	704
DS Smith PLC	1,108	6,498
Dunelm Group PLC	559	7,340
easyJet PLC	469	10,239
Electrocomponents PLC	1,586	5,503
Essentra PLC	329	3,913
esure Group PLC	1,176	4,623
Foxtons Group PLC	917	2,145
Genus PLC	220	4,835
GlaxoSmithKline PLC	9,347	189,694
Greggs PLC	209	3,265
Halfords Group PLC	748	4,258
Halma PLC	650	8,516
Hammerson PLC	968	8,049
Hargreaves Lansdown PLC	458	8,847
Hays PLC	2,504	4,355
Hikma Pharmaceuticals PLC	110	3,130
HomeServe PLC	1,368	8,467
Howden Joinery Group PLC	699	4,803
HSBC Holdings PLC	26,450	164,954
Hunting PLC	568	2,614
ICAP PLC	819	5,589
IG Group Holdings PLC	488	5,611
IMI PLC	438	5,996
Imperial Brands PLC	1,516	84,173
Inchcape PLC	488	5,075
Informa PLC	947	9,446
Inmarsat PLC	220	3,113
Intertek Group PLC	149	6,782
Intu Properties PLC	2,086	9,384
Investec PLC	678	4,994
ITV PLC	2,264	7,849
J Sainsbury PLC	2,992	11,882
Jardine Lloyd Thompson Group PLC	449	5,450
John Wood Group PLC	280	2,475
Johnson Matthey PLC	131	5,167
Jupiter Fund Management PLC	1,007	5,924
Kingfisher PLC	2,055	11,126
Ladbrokes PLC	2,854	4,787
Land Securities Group PLC	670	10,603
Legal & General Group PLC	6,093	20,598
London Stock Exchange Group PLC	61	2,472
Man Group PLC	2,404	5,269
Marks & Spencer Group PLC	1,436	8,384
Mediclinic International PLC	151	1,945
Meggitt PLC	879	5,137
Melrose Industries PLC	199	1,020
Michael Page International PLC	958	5,877
Micro Focus International PLC	160	3,610
Mondi PLC	330	6,337
Moneysupermarket.com Group PLC	1,138	5,196
National Grid PLC	5,644	80,083
Old Mutual PLC	6,064	16,830
Pearson PLC	1,077	13,545
Pennon Group PLC	488	5,688
Persimmon PLC	399	11,957
Prudential PLC	1,556	29,096
PZ Cussons PLC	698	3,031
QinetiQ Group PLC	1,156	3,788
Reckitt Benckiser Group PLC	548	53,008
Redde PLC	1,328	3,188
RELX N.V.	828	14,479
RELX PLC	1,080	20,087
Renishaw PLC	100	2,637
Restaurant Group PLC (The)	560	3,160
Rexam PLC	1,210	11,026
Rightmove PLC	90	5,447
Rio Tinto PLC	2,071	58,208
Rolls-Royce Holdings PLC*	1,297	12,714
Rotork PLC	1,266	3,326
Royal Dutch Shell PLC Class A	7,282	176,254
Royal Dutch Shell PLC Class B	4,793	117,113
Royal Mail PLC	1,307	9,030
SABMiller PLC	1,646	100,688
Saga PLC	1,576	4,490
Sage Group PLC (The)	957	8,652
Savills PLC	429	4,686
Schroders PLC	240	9,255
Segro PLC	1,636	9,648
Severn Trent PLC	349	10,900
Sky PLC	1,815	26,713
Smith & Nephew PLC	579	9,554
Smiths Group PLC	478	7,392
Spectris PLC	190	5,036
Spirax-Sarco Engineering PLC	141	7,377
SSE PLC	1,509	32,360
St. James’s Place PLC	598	7,895
Stagecoach Group PLC	579	2,099
Standard Life PLC	2,184	11,178
TalkTalk Telecom Group PLC	1,286	4,382
Tate & Lyle PLC	769	6,389
Taylor Wimpey PLC	5,166	14,130
Ted Baker PLC	90	3,522
Telecom Plus PLC	230	3,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Investments	Shares	Value
Tullett Prebon PLC	719	$3,633
Unilever N.V. CVA	1,507	67,636
Unilever PLC	1,176	53,286
United Utilities Group PLC	828	10,984
Victrex PLC	199	4,714
Vodafone Group PLC	40,485	128,714
Weir Group PLC (The)	259	4,125
WH Smith PLC	229	5,984
Whitbread PLC	101	5,749
William Hill PLC	849	3,990
WM Morrison Supermarkets PLC	5,695	16,264
WS Atkins PLC	250	4,923

Total United Kingdom		2,822,042

TOTAL COMMON STOCKS (Cost: $11,968,222)		12,351,517

RIGHTS - 0.0%

Australia - 0.0%
Qube Holdings Ltd., expiring 4/1/16* (Cost $0)	543	130

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $11,968,222)		12,351,647
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(30,574)

NET ASSETS - 100.0%		$12,321,073

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	- Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/1/2016	HKD	62,083	EUR	7,032	$10
	4/4/2016	AUD	106,994	USD	76,307	(5,998)
	4/4/2016	AUD	106,989	USD	76,307	(5,995)
	4/4/2016	AUD	107,000	USD	76,307	(6,003)
	4/4/2016	AUD	81,527	USD	58,143	(4,571)
	4/4/2016	AUD	106,997	USD	76,307	(6,001)
	4/4/2016	AUD	119,333	USD	90,842	(955)
	4/4/2016	CHF	167,444	USD	168,382	(6,467)
	4/4/2016	CHF	167,446	USD	168,382	(6,469)
	4/4/2016	CHF	167,434	USD	168,382	(6,456)
	4/4/2016	CHF	127,573	USD	128,295	(4,920)
	4/4/2016	CHF	167,443	USD	168,382	(6,465)
	4/4/2016	CHF	194,005	USD	200,454	(2,130)
	4/4/2016	DKK	24,484	CHF	3,596	11
	4/4/2016	DKK	78,947	USD	11,513	(562)
	4/4/2016	DKK	78,947	USD	11,513	(562)
	4/4/2016	DKK	78,945	USD	11,513	(562)
	4/4/2016	DKK	60,175	USD	8,775	(429)
	4/4/2016	DKK	78,955	USD	11,513	(563)
	4/4/2016	DKK	90,440	USD	13,707	(126)
	4/4/2016	EUR	283,652	USD	308,504	(14,732)
	4/4/2016	EUR	283,647	USD	308,504	(14,726)
	4/4/2016	EUR	283,653	USD	308,504	(14,733)
	4/4/2016	EUR	216,125	USD	235,055	(11,231)
	4/4/2016	EUR	283,658	USD	308,504	(14,739)
	4/4/2016	EUR	325,115	USD	367,264	(3,221)
	4/4/2016	GBP	3,155	CHF	4,360	18
	4/4/2016	GBP	266,662	USD	371,649	(11,624)
	4/4/2016	GBP	266,666	USD	371,649	(11,631)
	4/4/2016	GBP	266,646	USD	371,649	(11,602)
	4/4/2016	GBP	203,164	USD	283,162	(8,845)
	4/4/2016	GBP	266,655	USD	371,649	(11,614)
	4/4/2016	GBP	304,875	USD	442,435	4,238
	4/4/2016	ILS	27,205	USD	6,976	(260)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	ILS	27,204	USD	6,976	(260)
4/4/2016	ILS	27,200	USD	6,976	(259)
4/4/2016	ILS	20,735	USD	5,317	(198)
4/4/2016	ILS	27,202	USD	6,976	(260)
4/4/2016	ILS	31,954	USD	8,305	(195)
4/4/2016	JPY	536,575	CHF	4,583	12
4/4/2016	NOK	124,101	USD	14,233	(771)
4/4/2016	NOK	124,103	USD	14,233	(771)
4/4/2016	NOK	124,112	USD	14,233	(772)
4/4/2016	NOK	94,565	USD	10,845	(588)
4/4/2016	NOK	124,108	USD	14,233	(772)
4/4/2016	NOK	141,323	USD	16,944	(142)
4/4/2016	NZD	9,892	USD	6,509	(359)
4/4/2016	NZD	9,892	USD	6,509	(359)
4/4/2016	NZD	9,892	USD	6,509	(359)
4/4/2016	NZD	7,538	USD	4,960	(273)
4/4/2016	NZD	9,892	USD	6,509	(359)
4/4/2016	NZD	11,388	USD	7,749	(157)
4/4/2016	SEK	309,733	USD	36,105	(2,102)
4/4/2016	SEK	309,738	USD	36,105	(2,103)
4/4/2016	SEK	309,711	USD	36,105	(2,099)
4/4/2016	SEK	235,995	USD	27,511	(1,600)
4/4/2016	SEK	309,312	USD	36,105	(2,050)
4/4/2016	SEK	352,718	USD	42,982	(527)
4/4/2016	SGD	8,118	EUR	5,291	1
4/4/2016	USD	1,695	AUD	2,233	23
4/4/2016	USD	95,028	AUD	123,525	(6)
4/4/2016	USD	72,406	AUD	94,125	—
4/4/2016	USD	95,028	AUD	123,527	(5)
4/4/2016	USD	95,028	AUD	123,540	5
4/4/2016	USD	95,028	AUD	123,530	(3)
4/4/2016	USD	3,740	CHF	3,618	38
4/4/2016	USD	209,692	CHF	200,822	11
4/4/2016	USD	159,769	CHF	153,003	—
4/4/2016	USD	209,692	CHF	200,822	10
4/4/2016	USD	209,692	CHF	200,822	10
4/4/2016	USD	209,692	CHF	200,818	6
4/4/2016	USD	256	DKK	1,694	3
4/4/2016	USD	14,338	DKK	93,745	1
4/4/2016	USD	10,926	DKK	71,434	—
4/4/2016	USD	14,338	DKK	93,751	1
4/4/2016	USD	14,338	DKK	93,751	1
4/4/2016	USD	14,338	DKK	93,744	—
4/4/2016	USD	6,852	EUR	6,083	80
4/4/2016	USD	384,191	EUR	337,128	(17)
4/4/2016	USD	292,719	EUR	256,872	—
4/4/2016	USD	384,191	EUR	337,160	19
4/4/2016	USD	384,191	EUR	337,160	19
4/4/2016	USD	384,191	EUR	337,153	12
4/4/2016	USD	8,255	GBP	5,732	(17)
4/4/2016	USD	462,826	GBP	322,022	16
4/4/2016	USD	352,634	GBP	245,345	—
4/4/2016	USD	462,826	GBP	322,027	23
4/4/2016	USD	462,826	GBP	322,026	23
4/4/2016	USD	462,826	GBP	322,020	14
4/4/2016	USD	155	ILS	597	4
4/4/2016	USD	8,687	ILS	32,661	1
4/4/2016	USD	6,623	ILS	24,899	—
4/4/2016	USD	8,687	ILS	32,662	1
4/4/2016	USD	8,687	ILS	32,662	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	USD	8,687	ILS	32,661	1
4/4/2016	USD	316	NOK	2,654	5
4/4/2016	USD	17,725	NOK	146,614	1
4/4/2016	USD	13,505	NOK	111,703	—
4/4/2016	USD	17,725	NOK	146,623	2
4/4/2016	USD	17,725	NOK	146,623	2
4/4/2016	USD	17,725	NOK	146,612	1
4/4/2016	USD	145	NZD	215	4
4/4/2016	USD	8,106	NZD	11,676	1
4/4/2016	USD	6,176	NZD	8,895	—
4/4/2016	USD	8,106	NZD	11,676	—
4/4/2016	USD	8,106	NZD	11,674	(1)
4/4/2016	USD	8,106	NZD	11,675	—
4/4/2016	USD	802	SEK	6,589	11
4/4/2016	USD	44,963	SEK	364,520	2
4/4/2016	USD	34,259	SEK	277,727	—
4/4/2016	USD	44,963	SEK	364,538	4
4/4/2016	USD	44,963	SEK	364,538	4
4/4/2016	USD	44,963	SEK	364,512	1
4/5/2016	JPY	16,599,907	USD	147,232	(466)
4/5/2016	JPY	16,599,745	USD	147,232	(465)
4/5/2016	JPY	16,599,966	USD	147,232	(467)
4/5/2016	JPY	12,648,081	USD	112,180	(357)
4/5/2016	JPY	16,600,084	USD	147,232	(468)
4/5/2016	JPY	19,510,613	USD	175,275	1,678
4/5/2016	SGD	28,194	USD	20,030	(907)
4/5/2016	SGD	28,194	USD	20,030	(908)
4/5/2016	SGD	28,192	USD	20,030	(906)
4/5/2016	SGD	21,484	USD	15,263	(691)
4/5/2016	SGD	28,193	USD	20,030	(907)
4/5/2016	SGD	32,366	USD	23,846	(190)
4/5/2016	USD	3,270	JPY	364,710	(25)
4/5/2016	USD	183,353	JPY	20,609,500	21
4/5/2016	USD	139,701	JPY	15,700,702	(3)
4/5/2016	USD	183,353	JPY	20,607,703	5
4/5/2016	USD	183,353	JPY	20,607,520	3
4/5/2016	USD	183,353	JPY	20,607,153	—
4/5/2016	USD	445	SGD	605	4
4/5/2016	USD	24,944	SGD	33,592	2
4/5/2016	USD	19,008	SGD	25,596	—
4/5/2016	USD	24,944	SGD	33,593	3
4/5/2016	USD	24,944	SGD	33,593	3
4/5/2016	USD	24,944	SGD	33,592	2
5/3/2016	AUD	45,138	USD	34,678	2
5/3/2016	AUD	34,398	USD	26,425	—
5/3/2016	AUD	45,138	USD	34,678	2
5/3/2016	AUD	45,143	USD	34,678	(2)
5/3/2016	AUD	45,139	USD	34,678	1
5/3/2016	CHF	205,462	USD	214,799	(20)
5/3/2016	CHF	156,534	USD	163,658	(5)
5/3/2016	CHF	205,455	USD	214,799	(13)
5/3/2016	CHF	205,457	USD	214,799	(15)
5/3/2016	CHF	205,452	USD	214,799	(9)
5/3/2016	DKK	97,269	USD	14,888	(2)
5/3/2016	DKK	74,107	USD	11,344	—
5/3/2016	DKK	97,271	USD	14,888	(2)
5/3/2016	DKK	97,271	USD	14,888	(2)
5/3/2016	DKK	97,261	USD	14,888	—
5/3/2016	EUR	359,217	USD	409,705	8
5/3/2016	EUR	273,699	USD	312,157	(4)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/3/2016	EUR	359,244	USD	409,705	(23)
5/3/2016	EUR	359,246	USD	409,705	(25)
5/3/2016	EUR	359,237	USD	409,705	(15)
5/3/2016	ILS	33,102	USD	8,808	(1)
5/3/2016	ILS	25,234	USD	6,715	—
5/3/2016	ILS	33,104	USD	8,808	(2)
5/3/2016	ILS	33,104	USD	8,808	(2)
5/3/2016	ILS	33,105	USD	8,808	(2)
5/3/2016	NOK	156,727	USD	18,945	(1)
5/3/2016	NOK	119,412	USD	14,435	—
5/3/2016	NOK	156,735	USD	18,945	(2)
5/3/2016	NOK	156,738	USD	18,945	(2)
5/3/2016	NOK	156,725	USD	18,945	(1)
5/3/2016	NZD	12,743	USD	8,833	(1)
5/3/2016	NZD	9,713	USD	6,733	—
5/3/2016	NZD	12,743	USD	8,833	(1)
5/3/2016	NZD	12,741	USD	8,833	1
5/3/2016	NZD	12,742	USD	8,833	—
5/3/2016	SEK	380,600	USD	46,994	(3)
5/3/2016	SEK	289,967	USD	35,805	—
5/3/2016	SEK	380,618	USD	46,994	(5)
5/3/2016	SEK	380,621	USD	46,994	(5)
5/3/2016	SEK	380,590	USD	46,994	(2)
5/4/2016	GBP	336,356	USD	483,468	(20)
5/4/2016	GBP	256,267	USD	368,361	(5)
5/4/2016	GBP	336,361	USD	483,468	(28)
5/4/2016	GBP	336,361	USD	483,468	(27)
5/4/2016	GBP	336,354	USD	483,468	(17)
5/5/2016	SGD	37,315	USD	27,704	(4)
5/5/2016	SGD	28,436	USD	21,108	(8)
5/5/2016	SGD	37,318	USD	27,704	(7)
5/5/2016	SGD	37,316	USD	27,704	(6)
5/5/2016	SGD	37,315	USD	27,704	(5)
5/9/2016	JPY	21,258,816	USD	189,292	(45)
5/9/2016	JPY	21,255,333	USD	189,292	(14)
5/9/2016	JPY	16,193,744	USD	144,224	(2)
5/9/2016	JPY	21,254,860	USD	189,292	(10)
5/9/2016	JPY	21,254,368	USD	189,292	(6)

					$(212,321)

CURRENCY LEGEND

AUD	Australian dollar

CHF	Swiss franc

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

ILS	Israeli New shekel

JPY	Japanese yen

NOK	Norwegian krone

NZD	New Zealand dollar

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 100.2%

Australia - 11.0%
Adelaide Brighton Ltd.	2,003	$7,812
Ainsworth Game Technology Ltd.	1,049	1,880
ALS Ltd.	1,263	3,877
Altium Ltd.	434	1,970
AP Eagers Ltd.	449	3,368
ARB Corp., Ltd.	153	1,770
Asaleo Care Ltd.	1,640	2,296
AUB Group Ltd.	241	1,520
Australian Pharmaceutical Industries Ltd.	1,101	1,656
Bega Cheese Ltd.	289	1,312
BlueScope Steel Ltd.	479	2,281
Breville Group Ltd.	465	2,797
Brickworks Ltd.	374	4,557
BT Investment Management Ltd.	805	6,007
Cabcharge Australia Ltd.	552	1,376
Cardno Ltd.	2,129	1,834
carsales.com Ltd.	617	5,582
Cedar Woods Properties Ltd.	417	1,460
Cleanaway Waste Management Ltd.	4,095	2,426
Collins Foods Ltd.	432	1,399
Cover-More Group Ltd.	962	1,147
CSG Ltd.	1,491	1,422
CSR Ltd.	2,249	5,709
Domino’s Pizza Enterprises Ltd.	81	3,582
Downer EDI Ltd.	1,767	5,220
DuluxGroup Ltd.	1,197	5,783
ERM Power Ltd.	1,170	1,287
Event Hospitality and Entertainment Ltd.	451	5,273
Evolution Mining Ltd.	1,586	1,854
Fairfax Media Ltd.	8,856	5,859
Folkestone Education Trust	1,183	2,129
G8 Education Ltd.	1,658	4,808
Generation Healthcare REIT	808	1,268
Genworth Mortgage Insurance Australia Ltd.	2,383	4,564
GrainCorp Ltd. Class A	455	2,639
Greencross Ltd.	311	1,792
GUD Holdings Ltd.	289	1,547
HFA Holdings Ltd.	880	1,645
Invocare Ltd.	281	2,717
IOOF Holdings Ltd.	1,110	7,574
IRESS Ltd.	529	4,720
Japara Healthcare Ltd.	559	1,316
JB Hi-Fi Ltd.	355	6,439
MACA Ltd.	4,733	3,295
Magellan Financial Group Ltd.	346	6,037
Mantra Group Ltd.	344	1,199
McMillan Shakespeare Ltd.	298	2,863
Mineral Resources Ltd.	927	4,286
Monadelphous Group Ltd.	811	4,442
Myer Holdings Ltd.	5,096	4,606
Navitas Ltd.	1,376	5,377
New Hope Corp., Ltd.	28	28
NIB Holdings Ltd.	1,208	3,633
Nine Entertainment Co. Holdings Ltd.	3,536	4,243
Northern Star Resources Ltd.	1,294	3,414
Nufarm Ltd.	286	1,650
Orora Ltd.	3,247	6,244
OZ Minerals Ltd.	619	2,395
OzForex Group Ltd.	684	1,063
Pact Group Holdings Ltd.	1,091	4,188
Peet Ltd.	1,965	1,489
Perpetual Ltd.	136	4,557
Premier Investments Ltd.	396	5,154
Primary Health Care Ltd.	1,830	5,279
Programmed Maintenance Services Ltd.	1,489	1,695
Qube Holdings Ltd.	1,988	3,609
RCG Corp., Ltd.	995	1,209
RCR Tomlinson Ltd.	971	1,031
Recall Holdings Ltd.	637	3,675
Retail Food Group Ltd.	554	2,199
SAI Global Ltd.	735	2,132
Sandfire Resources NL	357	1,568
Servcorp Ltd.	350	1,844
Seven Group Holdings Ltd.	1,512	6,351
Seven West Media Ltd.	9,964	7,895
SG Fleet Group Ltd.	770	2,073
Sigma Pharmaceuticals Ltd.	2,836	2,313
Sims Metal Management Ltd.	445	2,958
Southern Cross Media Group Ltd.	3,834	3,274
Spotless Group Holdings Ltd.	2,151	2,085
Steadfast Group Ltd.	1,478	2,035
STW Communications Group Ltd.	4,692	3,609
Super Retail Group Ltd.	507	3,339
Tassal Group Ltd.	582	1,710
Technology One Ltd.	425	1,559
Village Roadshow Ltd.	633	2,522
Virtus Health Ltd.	356	1,714
Webjet Ltd.	330	1,607

Total Australia		276,922

Austria - 0.5%
Lenzing AG	37	2,933
RHI AG	119	2,329
S IMMO AG*	193	1,792
Schoeller-Bleckmann Oilfield Equipment AG	37	2,256
Semperit AG Holding	58	2,247
Wienerberger AG	106	2,039

Total Austria		13,596

Belgium - 2.0%
Barco N.V.	31	2,237
Bekaert S.A.	171	6,958
Cofinimmo S.A.	113	13,888
D’ieteren S.A./N.V.	108	4,554
Econocom Group S.A./N.V.	204	2,115
Euronav N.V.	205	2,100
EVS Broadcast Equipment S.A.	87	3,221
Exmar N.V.	271	2,278
Kinepolis Group N.V.	46	1,998
Melexis N.V.	65	3,541
Ontex Group N.V.	43	1,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Warehouses De Pauw	74	$7,045

Total Belgium		51,347

China - 0.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	3,000	3,125
CPMC Holdings Ltd.	2,300	1,136
Dah Chong Hong Holdings Ltd.	11,000	4,481

Total China		8,742

Denmark - 1.2%
Alm Brand A/S	187	1,373
Dfds A/S	113	4,114
FLSmidth & Co. A/S	116	4,870
Matas A/S	133	2,696
Rockwool International A/S Class B	11	1,750
Royal Unibrew A/S	133	6,428
Schouw & Co.	49	3,065
SimCorp A/S	64	2,958
Spar Nord Bank A/S	265	2,533

Total Denmark		29,787

Finland - 3.4%
Aktia Bank Oyj	176	1,969
Aspo Oyj	158	1,338
Atria Oyj	133	1,325
Cargotec Oyj Class B	84	2,718
Caverion Corp.	271	2,628
Citycon Oyj	3,025	7,646
Cramo Oyj	111	2,291
Fiskars Oyj Abp	233	4,583
Kemira Oyj	645	7,210
Kesko Oyj Class B	256	11,322
Konecranes Oyj	205	4,901
Lassila & Tikanoja Oyj	151	2,751
Metsa Board Oyj	576	3,860
PKC Group Oyj	86	1,525
Raisio Oyj Class V	410	2,023
Ramirent Oyj	556	3,643
Sanoma Oyj	652	3,195
Technopolis Oyj	391	1,671
Tieto Oyj	295	7,705
Tikkurila Oyj	189	3,437
Uponor Oyj	192	2,792
Valmet Oyj	324	3,574
YIT Oyj	315	1,785

Total Finland		85,892

France - 2.8%
ABC Arbitrage	368	2,319
Albioma S.A.	99	1,534
Altamir	151	1,786
Alten S.A.	68	4,180
Altran Technologies S.A.	239	3,317
Assystem	82	2,224
Bourbon S.A.	373	5,585
Gaztransport Et Technigaz S.A.	136	4,457
IPSOS	114	2,667
Metropole Television S.A.	499	9,112
Neopost S.A.	272	5,725
Nexity S.A.	245	12,786
Rallye S.A.	271	4,713
Saft Groupe S.A.	51	1,545
Sopra Steria Group	24	2,840
Tarkett S.A.	151	4,741
Technicolor S.A. Registered Shares	261	1,633

Total France		71,164

Germany - 4.0%
Aareal Bank AG	171	5,550
alstria office REIT-AG*	511	7,384
AURELIUS SE & Co. KGaA	50	3,048
BayWa AG	77	2,608
Bechtle AG	32	3,310
Bertrandt AG	19	2,184
Borussia Dortmund GmbH & Co. KGaA	200	916
CANCOM SE	7	350
Carl Zeiss Meditec AG Bearer Shares	123	3,804
Comdirect Bank AG	345	3,869
CompuGroup Medical SE	55	2,328
Drillisch AG	180	7,394
ElringKlinger AG	118	3,239
Gerresheimer AG	40	3,142
Gerry Weber International AG	148	2,080
Hamburger Hafen und Logistik AG	167	2,463
Indus Holding AG	55	2,716
Jenoptik AG	98	1,569
Leoni AG	59	2,039
MLP AG	660	2,138
NORMA Group SE	44	2,468
Pfeiffer Vacuum Technology AG	27	3,033
Rheinmetall AG	23	1,840
RHOEN-KLINIKUM AG	202	6,296
Sixt SE	55	2,965
Software AG	140	5,481
STADA Arzneimittel AG	111	4,413
Stroeer SE & Co KGaA	42	2,644
Takkt AG	110	2,116
TLG Immobilien AG	94	2,051
VTG AG	56	1,715
Wacker Neuson SE	234	3,728

Total Germany		100,881

Hong Kong - 1.5%
Chong Hing Bank Ltd.	1,000	2,037
Cross-Harbour Holdings Ltd. (The)	2,000	2,656
Dah Sing Financial Holdings Ltd.	800	4,920
Hong Kong Aircraft Engineering Co., Ltd.	400	2,684
Hong Kong Ferry Holdings Co., Ltd.	3,000	3,411
Hongkong & Shanghai Hotels Ltd. (The)	3,500	3,714
Kowloon Development Co., Ltd.	5,000	4,673
Liu Chong Hing Investment Ltd.	2,000	2,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Melco International Development Ltd.	3,000	$4,177
Miramar Hotel & Investment	2,000	3,455
Vitasoy International Holdings Ltd.	2,000	3,734

Total Hong Kong		37,740

Indonesia - 0.1%
Bumitama Agri Ltd.	4,800	3,315

Ireland - 0.7%
C&C Group PLC	946	4,280
Greencore Group PLC	595	3,207
Irish Continental Group PLC	706	4,385
Origin Enterprises PLC	287	2,198
UDG Healthcare PLC	288	2,417

Total Ireland		16,487

Israel - 2.2%
Amot Investments Ltd.	1,018	3,661
B Communications Ltd.	110	3,160
Delek Automotive Systems Ltd.	829	8,013
Delta-Galil Industries Ltd.	43	1,166
Gazit-Globe Ltd.	588	5,363
Harel Insurance Investments & Financial Services Ltd.	1,142	4,359
Inrom Construction Industries Ltd.	830	2,082
Ituran Location and Control Ltd.	74	1,457
Matrix IT Ltd.	306	1,958
Melisron Ltd.	118	4,247
Menorah Mivtachim Holdings Ltd.*	252	2,111
Migdal Insurance & Financial Holding Ltd.	7,377	5,121
Osem Investments Ltd.*	167	3,648
Reit 1 Ltd.	656	1,855
Shapir Engineering and Industry Ltd.	1,072	1,716
Shikun & Binui Ltd.	2,961	5,253

Total Israel		55,170

Italy - 4.2%
Amplifon SpA	100	868
Anima Holding SpA(a)	522	3,825
Ansaldo STS SpA	272	3,252
Ascopiave SpA	1,429	3,732
Astaldi SpA	312	1,445
ASTM SpA	432	4,997
Banca IFIS SpA	157	5,208
Banca Popolare di Sondrio SCARL	551	1,935
Cairo Communication SpA	543	2,910
Cementir Holding SpA	269	1,347
Danieli & C. Officine Meccaniche SpA	64	1,347
Danieli & C. Officine Meccaniche SpA RSP	87	1,363
Datalogic SpA	80	1,563
DiaSorin SpA	66	3,817
Ei Towers SpA	49	2,735
ERG SpA	573	7,809
Falck Renewables SpA	2,079	2,285
Immobiliare Grande Distribuzione SIIQ SpA	3,008	2,742
Industria Macchine Automatiche SpA	95	5,581
Interpump Group SpA	122	1,787
Iren SpA	4,348	7,804
MARR SpA	209	4,216
Piaggio & C. SpA	760	1,615
RAI Way SpA(a)	656	3,528
Salini Impregilo SpA	436	1,845
Societa Cattolica di Assicurazioni SCRL	723	4,943
Societa Iniziative Autostradali e Servizi SpA	618	6,338
Unipol Gruppo Finanziario SpA	1,361	5,515
UnipolSai SpA	2,582	5,985
Vittoria Assicurazioni SpA	122	1,187
Zignago Vetro SpA	298	1,963

Total Italy		105,487

Japan - 27.1%
Accordia Golf Co., Ltd.	300	2,821
ADEKA Corp.	200	2,924
Advantest Corp.	200	1,852
Aeon Delight Co., Ltd.	100	3,216
Ai Holdings Corp.	100	2,905
Aica Kogyo Co., Ltd.	100	2,103
Aichi Corp.	100	697
Aida Engineering Ltd.	200	1,740
Aisan Industry Co., Ltd.	200	1,577
Alpen Co., Ltd.	100	1,651
Alpine Electronics, Inc.	100	1,122
Amano Corp.	200	3,162
Anritsu Corp.	400	2,203
AOKI Holdings, Inc.	200	2,420
Aoyama Trading Co., Ltd.	100	3,848
Arcs Co., Ltd.	100	2,243
Asahi Diamond Industrial Co., Ltd.	100	898
Asahi Holdings, Inc.	100	1,349
Ashikaga Holdings Co., Ltd.	600	1,719
Autobacs Seven Co., Ltd.	200	3,381
Avex Group Holdings, Inc.	100	1,305
Azbil Corp.	100	2,563
Bank of Saga Ltd. (The)	1,000	1,886
Bank of the Ryukyus Ltd.	100	1,125
Belluna Co., Ltd.	300	1,524
Bic Camera, Inc.	200	1,819
BP Castrol K.K.	200	2,271
Bunka Shutter Co., Ltd.	200	1,646
Canon Electronics, Inc.	100	1,473
Capcom Co., Ltd.	100	2,442
Cawachi Ltd.	100	1,810
Chiyoda Co., Ltd.	100	2,883
Ci:z Holdings Co., Ltd.	100	2,051
Citizen Holdings Co., Ltd.	500	2,838
CKD Corp.	100	827
Coca-Cola East Japan Co., Ltd.	200	3,324
Coca-Cola West Co., Ltd.	200	4,958
COMSYS Holdings Corp.	200	3,093
CONEXIO Corp.	200	2,025
Daibiru Corp.	200	1,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Daido Steel Co., Ltd.	1,000	$3,470
Daifuku Co., Ltd.	100	1,688
Daiichikosho Co., Ltd.	100	4,360
Daikyo, Inc.	1,000	1,593
Daikyonishikawa Corp.	100	1,437
Daishi Bank Ltd. (The)	1,000	3,443
Daiwabo Holdings Co., Ltd.	1,000	1,868
DCM Holdings Co., Ltd.	300	2,170
Denka Co., Ltd.	1,000	4,119
Dip Corp.	100	2,358
Doshisha Co., Ltd.	100	1,844
Doutor Nichires Holdings Co., Ltd.	100	1,618
DTS Corp.	100	1,916
Dynam Japan Holdings Co., Ltd.	4,000	5,765
Eagle Industry Co., Ltd.	100	1,319
Ebara Corp.	1,000	4,182
EDION Corp.	200	1,520
Eizo Corp.	100	2,520
Elecom Co., Ltd.	100	1,765
Exedy Corp.	100	2,214
Fancl Corp.	100	1,366
FCC Co., Ltd.	100	1,692
Fields Corp.	100	1,672
FP Corp.	100	4,284
France Bed Holdings Co., Ltd.	100	923
Fudo Tetra Corp.	1,300	1,457
Fuji Corp., Ltd.	300	1,826
Fuji Oil Holdings, Inc.	100	1,805
Fujicco Co., Ltd.	100	2,093
Fujimi, Inc.	100	1,335
Fujitec Co., Ltd.	200	2,039
Funai Soken Holdings, Inc.	100	1,610
Furukawa Co., Ltd.	1,000	1,477
Furukawa Electric Co., Ltd.	1,000	2,162
Future Architect, Inc.	100	780
G-Tekt Corp.	100	1,144
Geo Holdings Corp.	100	1,665
Glory Ltd.	100	3,403
GMO Internet, Inc.	200	2,674
Goldcrest Co., Ltd.	100	1,497
Gree, Inc.	400	2,199
GS Yuasa Corp.	1,000	4,280
Gulliver International Co., Ltd.	200	2,493
Gunze Ltd.	1,000	2,829
Gurunavi, Inc.	100	2,378
H2O Retailing Corp.	100	1,729
Hanwa Co., Ltd.	1,000	4,226
Harmonic Drive Systems, Inc.	100	2,561
Hazama Ando Corp.	300	1,463
Heiwa Corp.	300	6,227
Heiwado Co., Ltd.	100	2,078
Hitachi Koki Co., Ltd.	300	1,986
Hitachi Maxell Ltd.	100	1,524
Hitachi Transport System Ltd.	100	1,674
Hitachi Zosen Corp.	300	1,425
Hokkoku Bank Ltd. (The)	1,000	2,634
Hokuetsu Bank Ltd. (The)	1,000	1,619
Hokuetsu Kishu Paper Co., Ltd.	400	2,388
Hokuto Corp.	100	1,981
Horiba Ltd.	100	3,737
Ichiyoshi Securities Co., Ltd.	200	1,706
Idec Corp.	200	1,904
Inaba Denki Sangyo Co., Ltd.	100	3,154
Inabata & Co., Ltd.	200	1,986
Information Services International-Dentsu Ltd.	100	2,009
Internet Initiative Japan, Inc.	100	2,058
IT Holdings Corp.	100	2,370
Ito En Ltd.	100	3,163
Itochu Enex Co., Ltd.	200	1,607
IwaiCosmo Holdings, Inc.	100	973
Japan Pulp & Paper Co., Ltd.	1,000	2,865
Jimoto Holdings, Inc.	1,400	1,844
Joyful Honda Co., Ltd.	100	2,244
JSP Corp.	100	1,995
Juroku Bank Ltd. (The)	1,000	2,989
K’s Holdings Corp.	100	3,319
kabu.com Securities Co., Ltd.	900	2,883
Kaga Electronics Co., Ltd.	100	1,271
Kagome Co., Ltd.	100	1,957
Kanamoto Co., Ltd.	100	2,357
Kanematsu Corp.	1,000	1,459
Kansai Urban Banking Corp.	200	1,973
Kato Sangyo Co., Ltd.	100	2,476
Kawasaki Kisen Kaisha Ltd.	2,000	3,879
Keihin Corp.	100	1,496
Kintetsu World Express, Inc.	100	1,331
Kitz Corp.	300	1,300
Kiyo Bank Ltd. (The)	100	1,135
Kohnan Shoji Co., Ltd.	100	1,490
Kokuyo Co., Ltd.	200	2,344
Komeri Co., Ltd.	100	2,046
Konoike Transport Co., Ltd.	100	1,172
Kuroda Electric Co., Ltd.	100	1,499
KYB Corp.	1,000	2,963
Kyoei Steel Ltd.	100	1,505
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	2,025
Kyokuto Securities Co., Ltd.	200	2,408
KYORIN Holdings, Inc.	100	1,908
Kyowa Exeo Corp.	200	2,224
Kyushu Financial Group, Inc.	500	2,887
Life Corp.	100	2,507
Lintec Corp.	100	1,792
Maruha Nichiro Corp.	100	1,868
Marusan Securities Co., Ltd.	400	3,772
Matsui Securities Co., Ltd.	800	6,826
Matsumotokiyoshi Holdings Co., Ltd.	100	5,240
Megmilk Snow Brand Co., Ltd.	100	2,517
Meitec Corp.	100	3,501
Minato Bank Ltd. (The)	1,000	1,343
Ministop Co., Ltd.	100	1,823
Mirait Holdings Corp.	200	1,594
Mito Securities Co., Ltd.	400	1,110
Mitsubishi Shokuhin Co., Ltd.	100	2,546
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	1,495
Mitsui Mining & Smelting Co., Ltd.	1,000	1,601
Miura Co., Ltd.	200	3,739
Modec, Inc.	100	1,467
Monex Group, Inc.	600	1,553
MonotaRO Co., Ltd.	100	2,976
Morita Holdings Corp.	100	1,171
Musashi Seimitsu Industry Co., Ltd.	100	1,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Musashino Bank Ltd. (The)	100	$2,522
Nagaileben Co., Ltd.	100	2,059
Nagase & Co., Ltd.	200	2,201
Nankai Electric Railway Co., Ltd.	1,000	5,436
NEC Networks & System Integration Corp.	100	1,557
NET One Systems Co., Ltd.	300	1,623
Nichi-iko Pharmaceutical Co., Ltd.	100	2,310
Nichicon Corp.	200	1,395
Nichii Gakkan Co.	200	1,386
Nifco, Inc.	100	4,813
Nihon Kohden Corp.	100	2,489
Nihon Parkerizing Co., Ltd.	200	1,811
Nihon Unisys Ltd.	200	2,653
Nikkiso Co., Ltd.	100	736
Nikkon Holdings Co., Ltd.	100	1,815
Nippon Densetsu Kogyo Co., Ltd.	100	2,013
Nippon Light Metal Holdings Co., Ltd.	1,200	1,975
Nippon Paper Industries Co., Ltd.	200	3,564
Nippon Signal Co., Ltd.	100	828
Nippon Steel & Sumikin Bussan Corp.	1,000	3,336
Nippon Suisan Kaisha Ltd.	300	1,460
Nipro Corp.	400	3,804
Nishi-Nippon City Bank Ltd. (The)	1,000	1,771
Nishimatsu Construction Co., Ltd.	1,000	4,297
Nishimatsuya Chain Co., Ltd.	200	2,007
Nishio Rent All Co., Ltd.	100	2,372
Nissan Shatai Co., Ltd.	100	1,008
Nisshin Steel Co., Ltd.	200	2,336
Nisshinbo Holdings, Inc.	200	2,126
Nissin Electric Co., Ltd.	200	2,185
Nissin Kogyo Co., Ltd.	100	1,349
Nitto Kogyo Corp.	100	1,596
Noevir Holdings Co., Ltd.	100	2,878
Nohmi Bosai Ltd.	100	1,516
Nomura Co., Ltd.	100	1,453
Noritz Corp.	100	1,632
North Pacific Bank Ltd.	500	1,268
NS Solutions Corp.	100	1,965
NS United Kaiun Kaisha Ltd.	1,000	1,352
NSD Co., Ltd.	200	2,961
Ogaki Kyoritsu Bank Ltd. (The)	1,000	3,025
Ohsho Food Service Corp.	100	3,074
Oiles Corp.	100	1,497
Okabe Co., Ltd.	300	2,146
Okamura Corp.	200	1,913
Oki Electric Industry Co., Ltd.	2,000	2,829
Open House Co., Ltd.	100	1,991
Osaka Steel Co., Ltd.	100	1,639
OSG Corp.	100	1,869
Pacific Industrial Co., Ltd.	100	1,008
Paltac Corp.	100	1,773
Paramount Bed Holdings Co., Ltd.	100	3,661
Parco Co., Ltd.	200	1,696
Park24 Co., Ltd.	300	8,408
Penta-Ocean Construction Co., Ltd.	300	1,257
Plenus Co., Ltd.	100	1,806
Press Kogyo Co., Ltd.	300	1,012
Relia, Inc.	200	1,852
Rengo Co., Ltd.	550	2,779
Riso Kagaku Corp.	100	1,545
Rohto Pharmaceutical Co., Ltd.	100	1,824
Round One Corp.	400	2,260
Ryosan Co., Ltd.	100	2,502
Saibu Gas Co., Ltd.	1,000	2,313
Sakata INX Corp.	200	2,182
Sakata Seed Corp.	100	2,544
San-In Godo Bank Ltd. (The)	200	1,238
Sangetsu Co., Ltd.	200	3,632
Sanrio Co., Ltd.	200	3,917
Sanshin Electronics Co., Ltd.	100	791
Sanwa Holdings Corp.	300	2,234
Sapporo Holdings Ltd.	1,000	4,982
Sato Holdings Corp.	100	2,132
Seino Holdings Co., Ltd.	300	3,238
Seiren Co., Ltd.	100	1,125
Sekisui Jushi Corp.	100	1,342
Senshu Ikeda Holdings, Inc.	600	2,162
Shikoku Bank Ltd. (The)	1,000	1,931
Shima Seiki Manufacturing Ltd.	100	1,669
Shimachu Co., Ltd.	100	2,391
Shinko Electric Industries Co., Ltd.	300	1,690
Shinko Plantech Co., Ltd.	200	1,525
Ship Healthcare Holdings, Inc.	100	2,522
Showa Corp.	200	1,747
Showa Denko K.K.	2,000	2,064
SKY Perfect JSAT Holdings, Inc.	500	2,914
Space Co., Ltd.	200	2,420
Star Micronics Co., Ltd.	100	1,123
Starts Corp., Inc.	100	2,228
Sumitomo Forestry Co., Ltd.	200	2,301
Sumitomo Osaka Cement Co., Ltd.	1,000	3,933
Sumitomo Real Estate Sales Co., Ltd.	100	1,928
Sumitomo Riko Co., Ltd.	200	1,746
Systena Corp.	100	1,703
T-Gaia Corp.	200	2,319
Taikisha Ltd.	100	2,415
Taiyo Yuden Co., Ltd.	100	977
Takara Holdings, Inc.	200	1,650
Takasago Thermal Engineering Co., Ltd.	100	1,258
Tamron Co., Ltd.	100	1,642
Toagosei Co., Ltd.	300	2,501
TOC Co., Ltd.	200	1,694
Toho Holdings Co., Ltd.	100	2,142
TOKAI Holdings Corp.	400	2,085
Tokai Rika Co., Ltd.	100	1,884
Tokyo Seimitsu Co., Ltd.	100	1,964
Tokyu Construction Co., Ltd.	200	1,637
Tomy Co., Ltd.	100	731
Topcon Corp.	100	1,320
Toppan Forms Co., Ltd.	200	2,230
Topre Corp.	100	1,866
Torii Pharmaceutical Co., Ltd.	100	2,303
Totetsu Kogyo Co., Ltd.	100	3,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Toyo Ink SC Holdings Co., Ltd.	1,000	$4,013
Toyobo Co., Ltd.	2,000	3,007
TPR Co., Ltd.	100	2,628
Transcosmos, Inc.	100	2,602
TS Tech Co., Ltd.	100	2,344
Tsumura & Co.	100	2,404
Tv Tokyo Holdings Corp.	100	1,827
UACJ Corp.	1,000	2,029
Ube Industries Ltd.	2,000	3,541
Unipres Corp.	100	1,745
United Arrows Ltd.	100	4,142
Universal Entertainment Corp.	100	1,663
UNY Group Holdings Co., Ltd.	600	4,233
Ushio, Inc.	200	2,662
Valor Holdings Co., Ltd.	100	2,526
Vital KSK Holdings, Inc.	200	1,580
VT Holdings Co., Ltd.	300	1,804
Wacom Co., Ltd.	600	2,546
Wakita & Co., Ltd.	300	2,509
West Holdings Corp.	200	1,237
Wowow, Inc.	100	2,124
Xebio Holdings Co., Ltd.	100	1,598
Yamato Kogyo Co., Ltd.	100	2,174
Yamazen Corp.	200	1,521
Yellow Hat Ltd.	100	2,013
Yokohama Reito Co., Ltd.	200	1,897
Yorozu Corp.	100	2,100
Yoshinoya Holdings Co., Ltd.	100	1,225
Yuasa Trading Co., Ltd.	100	2,353
Yumeshin Holdings Co., Ltd.	500	2,763
Zenrin Co., Ltd.	100	2,012
ZERIA Pharmaceutical Co., Ltd.	100	1,300

Total Japan		684,200

Netherlands - 1.2%
Accell Group	81	1,727
Amsterdam Commodities N.V.	97	2,618
Arcadis N.V.	193	3,605
BE Semiconductor Industries N.V.	211	5,792
Beter Bed Holding N.V.	60	1,504
BinckBank N.V.	294	2,195
Brunel International N.V.	172	3,627
Corbion N.V.	68	1,617
IMCD Group N.V.	20	749
NSI N.V.	829	3,943
TKH Group N.V. CVA	98	4,202

Total Netherlands		31,579

New Zealand - 5.2%
Air New Zealand Ltd.	5,779	11,475
EBOS Group Ltd.	589	7,034
Fisher & Paykel Healthcare Corp., Ltd.	1,248	8,492
Fonterra Co-operative Group Ltd.	336	1,383
Freightways Ltd.	691	3,046
Genesis Energy Ltd.	9,039	12,865
Heartland Bank Ltd.	2,958	2,485
Infratil Ltd.	2,568	5,848
Kathmandu Holdings Ltd.	2,545	2,916
Kiwi Property Group Ltd.	5,375	5,393
Mainfreight Ltd.	245	2,698
Meridian Energy Ltd.	7,571	13,772
Nuplex Industries Ltd.	1,207	4,358
NZX Ltd.	1,768	1,252
Restaurant Brands New Zealand Ltd.	526	1,775
Skellerup Holdings Ltd.	3,218	2,860
SKY Network Television Ltd.	2,185	7,555
SKYCITY Entertainment Group Ltd.	2,635	9,166
Tower Ltd.	1,480	1,829
Trade Me Group Ltd.	2,089	6,396
TrustPower Ltd.	1,747	9,291
Z Energy Ltd.	1,823	8,543

Total New Zealand		130,432

Norway - 3.8%
ABG Sundal Collier Holding ASA	3,289	2,497
Aker ASA Class A	368	6,874
American Shipping Co. ASA*	136	455
Atea ASA*	658	6,285
Austevoll Seafood ASA	779	6,404
Borregaard ASA	354	2,375
Ekornes ASA	139	1,542
Entra ASA(a)	542	5,111
Kongsberg Gruppen ASA	280	4,604
Leroy Seafood Group ASA	208	9,833
Norway Royal Salmon ASA	50	662
Ocean Yield ASA	815	5,469
Protector Forsikring ASA	225	2,047
Salmar ASA	801	19,659
Selvaag Bolig ASA	393	1,202
SpareBank 1 Nord Norge	406	1,841
SpareBank 1 SMN	388	2,475
SpareBank 1 SR-Bank ASA	816	4,005
Tomra Systems ASA	264	2,753
Veidekke ASA	456	6,202
XXL ASA(a)	280	3,419

Total Norway		95,714

Portugal - 0.7%
Altri, SGPS, S.A.	409	1,787
CTT-Correios de Portugal S.A.	601	5,664
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,780	5,846
Semapa-Sociedade de Investimento e Gestao	289	3,820

Total Portugal		17,117

Singapore - 3.4%
Boustead Singapore Ltd.	4,500	2,924
CWT Ltd.	2,100	3,057
First Resources Ltd.	3,300	4,950
GuocoLand Ltd.	2,200	2,941
Ho Bee Land Ltd.	2,300	3,740
Hong Fok Corp., Ltd.	2,400	1,390
M1 Ltd.	5,300	10,233
OSIM International Ltd.	4,000	4,069
OUE Ltd.	1,800	2,252
Petra Foods Ltd.	2,000	4,159
QAF Ltd.	1,400	1,071
Raffles Medical Group Ltd.	1,000	3,349
Religare Health Trust	6,600	4,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Sheng Siong Group Ltd.	6,500	$4,055
SMRT Corp., Ltd.	3,600	4,037
Soilbuild Business Space REIT	7,900	4,283
Super Group Ltd.	4,800	3,529
United Engineers Ltd.	2,400	4,170
UOB-Kay Hian Holdings Ltd.	100	104
Venture Corp., Ltd.	1,700	10,554
Wing Tai Holdings Ltd.	3,100	4,052
Yanlord Land Group Ltd.	3,800	3,443

Total Singapore		87,165

Spain - 0.8%
Cie Automotive S.A.	147	2,655
Duro Felguera S.A.	1,521	2,652
Ence Energia y Celulosa S.A.	710	2,399
Faes Farma S.A.	837	2,642
Indra Sistemas S.A.*	519	6,047
Obrascon Huarte Lain S.A.	461	2,947
Papeles y Cartones de Europa S.A.	261	1,664

Total Spain		21,006

Sweden - 6.4%
Acando AB	817	1,995
AddTech AB Class B	142	1,962
AF AB Class B	202	3,713
Atrium Ljungberg AB Class B	322	5,581
Avanza Bank Holding AB	55	2,456
Beijer Alma AB	122	3,258
Betsson AB*	133	2,067
Bilia AB Class A	163	3,659
Byggmax Group AB	243	2,233
Castellum AB	533	8,488
Clas Ohlson AB Class B	172	3,289
Com Hem Holding AB	237	2,188
Duni AB	152	2,527
Elekta AB Class B	1,082	8,095
Fabege AB	371	6,274
Granges AB	396	3,444
Hemfosa Fastigheter AB	114	1,255
HIQ International AB*	289	1,782
Holmen AB Class B	206	6,754
Indutrade AB	67	4,118
Intrum Justitia AB	178	6,289
Inwido AB	124	1,530
JM AB	218	5,663
Kungsleden AB	408	2,894
Lifco AB Class B	122	3,281
Loomis AB Class B	145	4,105
Mekonomen AB	109	2,703
Modern Times Group MTG AB Class B	235	7,050
Mycronic AB	72	651
NCC AB Class B	314	11,453
NetEnt AB*	52	2,940
Nobia AB	287	3,006
Nolato AB Class B	98	2,750
Nordnet AB Class B	430	1,841
Peab AB	870	7,700
Ratos AB Class B	1,161	7,454
Sagax AB Class B	191	1,596
Skandinaviska Enskilda Banken AB Class C	113	1,174
SkiStar AB	97	1,394
Svenska Handelsbanken AB Class B	114	1,590
Sweco AB Class B	225	3,702
Thule Group AB (The)(a)	98	1,354
Wihlborgs Fastigheter AB	218	4,636

Total Sweden		161,894

Switzerland - 1.8%
Allreal Holding AG Registered Shares*	55	7,994
Ascom Holding AG Registered Shares	90	1,696
BKW AG	148	6,244
Cembra Money Bank AG*	132	9,263
Daetwyler Holding AG Bearer Shares	24	3,591
EFG International AG*	239	1,373
Gategroup Holding AG*	37	1,661
Implenia AG Registered Shares	50	3,148
Kudelski S.A. Bearer Shares	109	1,867
Mobilezone Holding AG Registered Shares	116	1,756
Tecan Group AG Registered Shares	12	1,831
Temenos Group AG Registered Shares*	72	3,955

Total Switzerland		44,379

United Kingdom - 15.9%
A.G.Barr PLC	229	1,744
Abcam PLC	279	2,366
Assura PLC	2,455	1,874
AVEVA Group PLC	90	2,037
BBA Aviation PLC	2,049	5,902
BGEO Group PLC	116	3,381
Big Yellow Group PLC	431	4,798
Bodycote PLC	807	7,000
Bovis Homes Group PLC	378	5,061
Brammer PLC	774	1,938
Brewin Dolphin Holdings PLC	844	3,147
Capital & Regional PLC	1,226	1,145
Card Factory PLC	620	2,914
Carillion PLC	2,090	8,835
Central Asia Metals PLC	1,512	3,586
Chesnara PLC	667	3,164
Cineworld Group PLC	702	5,423
Computacenter PLC	310	3,743
Concentric AB	192	2,179
Connect Group PLC	1,093	2,498
Consort Medical PLC	77	1,190
Costain Group PLC	284	1,451
Countrywide PLC	540	2,993
Cranswick PLC	93	2,851
Crest Nicholson Holdings PLC	592	4,790
Dairy Crest Group PLC	509	4,525
Darty PLC	1,769	3,331
De La Rue PLC	633	4,067
Debenhams PLC	4,339	4,690
Dechra Pharmaceuticals PLC	137	2,375
Devro PLC	466	1,971
Dignity PLC	46	1,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Investments	Shares	Value
Diploma PLC	242	$2,584
Domino’s Pizza Group PLC	331	4,795
Drax Group PLC	1,181	4,619
E2V Technologies PLC	399	1,233
Electrocomponents PLC	2,004	6,953
Elementis PLC	779	2,680
EMIS Group PLC	120	1,749
esure Group PLC	1,480	5,818
FDM Group Holdings PLC	214	1,778
Fenner PLC	973	1,895
Fidessa Group PLC	131	4,598
Foxtons Group PLC	555	1,298
Galliford Try PLC	259	5,342
Genus PLC	75	1,648
Go-Ahead Group PLC	126	4,799
Greggs PLC	176	2,750
Halfords Group PLC	542	3,086
Helical Bar PLC	203	1,126
Hill & Smith Holdings PLC	310	4,023
Hilton Food Group PLC	202	1,456
Home Retail Group PLC	1,781	4,244
HomeServe PLC	747	4,623
Hunting PLC	617	2,840
Interserve PLC	472	2,943
ITE Group PLC	998	2,109
J D Wetherspoon PLC	182	1,840
James Fisher & Sons PLC	83	1,573
James Halstead PLC	501	2,918
JD Sports Fashion PLC	194	3,140
John Menzies PLC	216	1,474
Just Retirement Group PLC	900	2,043
Kcom Group PLC	2,949	4,556
Keller Group PLC	173	2,137
Kier Group PLC	253	4,673
Ladbrokes PLC	6,399	10,733
Laird PLC	804	4,403
Lookers PLC	665	1,514
Low & Bonar PLC	3,764	3,354
LSL Property Services PLC	338	1,397
Marshalls PLC	380	1,944
Marston’s PLC	2,292	5,007
McBride PLC*	776	1,812
Mears Group PLC	242	1,456
Mediclinic International PLC	150	1,932
Mitie Group PLC	1,244	4,595
Moneysupermarket.com Group PLC	1,401	6,397
Morgan Advanced Materials PLC	844	2,756
Morgan Sindall Group PLC	171	1,985
N Brown Group PLC	1,084	5,092
National Express Group PLC	1,534	7,571
NCC Group PLC	351	1,264
NMC Health PLC	117	1,777
Northgate PLC	344	1,994
Nostrum Oil & Gas PLC	727	2,487
Novae Group PLC	207	2,611
Numis Corp. PLC	477	1,371
OneSavings Bank PLC	316	1,512
PayPoint PLC	240	2,580
Pendragon PLC	3,305	1,734
Pets at Home Group PLC	330	1,276
Photo-Me International PLC	1,119	2,859
Polar Capital Holdings PLC	533	2,766
Polypipe Group PLC	323	1,482
Premier Farnell PLC	1,882	3,050
PZ Cussons PLC	867	3,765
QinetiQ Group PLC	1,294	4,240
Rank Group PLC	788	2,877
Redde PLC	1,545	3,708
Redrow PLC	323	1,868
Restaurant Group PLC (The)	408	2,302
Ricardo PLC	96	1,155
RPC Group PLC	412	4,497
RPS Group PLC	757	2,258
RWS Holdings PLC	730	2,180
Safestore Holdings PLC	472	2,277
Savills PLC	302	3,299
Schroders PLC Non-Voting Shares	162	4,708
Senior PLC	711	2,331
Shanks Group PLC	1,312	1,565
SIG PLC	1,243	2,608
Soco International PLC	1,835	4,180
Spirent Communications PLC	1,670	2,112
SSP Group PLC	337	1,404
St. Ives PLC	501	1,631
St. Modwen Properties PLC	226	983
SThree PLC	527	2,377
Synthomer PLC	765	4,006
Ted Baker PLC	59	2,309
Telecom Plus PLC	338	4,472
Trinity Mirror PLC	561	1,060
TT electronics PLC	616	1,319
Tullett Prebon PLC	907	4,584
Tyman PLC	429	1,827
Ultra Electronics Holdings PLC	152	3,943
Unite Group PLC (The)	354	3,239
Vesuvius PLC	1,000	4,768
Wireless Group PLC	162	447
WS Atkins PLC	210	4,135
Xchanging PLC	543	1,491
Zoopla Property Group PLC(a)	353	1,268

Total United Kingdom		401,855

TOTAL COMMON STOCKS (Cost: $2,450,894)		2,531,871

RIGHTS - 0.0%

Australia - 0.0%
Qube Holdings Ltd., expiring 4/1/16* (Cost $0)	451	108

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $2,450,894)		2,531,979
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(6,146)

NET ASSETS - 100.0%		$2,525,833

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	AUD	5,944	EUR	4,000	$(14)
4/4/2016	AUD	6,191	GBP	3,300	(19)
4/4/2016	AUD	38,051	USD	27,138	(2,133)
4/4/2016	AUD	38,050	USD	27,138	(2,132)
4/4/2016	AUD	28,995	USD	20,678	(1,626)
4/4/2016	AUD	38,052	USD	27,138	(2,134)
4/4/2016	AUD	38,054	USD	27,138	(2,135)
4/4/2016	CHF	8,419	USD	8,466	(325)
4/4/2016	CHF	6,416	USD	6,452	(248)
4/4/2016	CHF	8,419	USD	8,466	(325)
4/4/2016	CHF	8,419	USD	8,466	(325)
4/4/2016	CHF	8,418	USD	8,466	(325)
4/4/2016	DKK	19,584	USD	2,856	(139)
4/4/2016	DKK	14,930	USD	2,177	(107)
4/4/2016	DKK	19,586	USD	2,856	(140)
4/4/2016	DKK	19,584	USD	2,856	(139)
4/4/2016	DKK	19,584	USD	2,856	(139)
4/4/2016	EUR	45,838	USD	49,855	(2,380)
4/4/2016	EUR	34,929	USD	37,989	(1,815)
4/4/2016	EUR	45,840	USD	49,855	(2,382)
4/4/2016	EUR	45,839	USD	49,855	(2,381)
4/4/2016	EUR	45,839	USD	49,855	(2,381)
4/4/2016	GBP	36,469	USD	50,829	(1,588)
4/4/2016	GBP	47,864	USD	66,708	(2,088)
4/4/2016	GBP	47,864	USD	66,708	(2,087)
4/4/2016	GBP	47,864	USD	66,708	(2,086)
4/4/2016	GBP	47,861	USD	66,708	(2,082)
4/4/2016	ILS	20,151	USD	5,167	(193)
4/4/2016	ILS	15,360	USD	3,939	(147)
4/4/2016	ILS	20,149	USD	5,167	(193)
4/4/2016	ILS	20,150	USD	5,167	(193)
4/4/2016	ILS	20,146	USD	5,167	(192)
4/4/2016	NOK	82,023	USD	9,407	(510)
4/4/2016	NOK	62,521	USD	7,170	(389)
4/4/2016	NOK	82,028	USD	9,407	(510)
4/4/2016	NOK	82,022	USD	9,407	(510)
4/4/2016	NOK	82,029	USD	9,407	(510)
4/4/2016	NZD	18,527	USD	12,191	(672)
4/4/2016	NZD	14,119	USD	9,291	(512)
4/4/2016	NZD	18,527	USD	12,191	(672)
4/4/2016	NZD	18,528	USD	12,191	(673)
4/4/2016	NZD	18,527	USD	12,191	(672)
4/4/2016	SEK	136,487	USD	15,910	(926)
4/4/2016	SEK	103,858	USD	12,123	(688)
4/4/2016	SEK	136,489	USD	15,910	(927)
4/4/2016	SEK	136,495	USD	15,910	(927)
4/4/2016	SEK	136,477	USD	15,910	(925)
4/4/2016	USD	164	AUD	216	2
4/4/2016	USD	27,103	AUD	35,234	1
4/4/2016	USD	27,103	AUD	35,233	—
4/4/2016	USD	20,654	AUD	26,851	1
4/4/2016	USD	27,103	AUD	35,234	1
4/4/2016	USD	27,103	AUD	35,234	1
4/4/2016	USD	51	CHF	49	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	USD	8,455	CHF	8,097	—
4/4/2016	USD	6,445	CHF	6,172	—
4/4/2016	USD	8,455	CHF	8,097	—
4/4/2016	USD	8,455	CHF	8,097	—
4/4/2016	USD	8,455	CHF	8,097	—
4/4/2016	USD	17	DKK	113	—
4/4/2016	USD	2,852	DKK	18,647	—
4/4/2016	USD	2,176	DKK	14,228	—
4/4/2016	USD	2,852	DKK	18,646	—
4/4/2016	USD	2,852	DKK	18,645	—
4/4/2016	USD	2,852	DKK	18,647	—
4/4/2016	USD	302	EUR	268	4
4/4/2016	USD	49,792	EUR	43,696	1
4/4/2016	USD	37,939	EUR	33,295	2
4/4/2016	USD	49,792	EUR	43,696	1
4/4/2016	USD	49,792	EUR	43,697	3
4/4/2016	USD	49,792	EUR	43,695	1
4/4/2016	USD	404	GBP	281	(1)
4/4/2016	USD	66,623	GBP	46,354	2
4/4/2016	USD	50,765	GBP	35,321	2
4/4/2016	USD	66,623	GBP	46,354	2
4/4/2016	USD	66,623	GBP	46,353	—
4/4/2016	USD	66,623	GBP	46,354	2
4/4/2016	USD	31	ILS	119	1
4/4/2016	USD	5,160	ILS	19,399	—
4/4/2016	USD	3,936	ILS	14,799	—
4/4/2016	USD	5,160	ILS	19,399	—
4/4/2016	USD	5,160	ILS	19,400	—
4/4/2016	USD	5,160	ILS	19,400	—
4/4/2016	USD	57	NOK	479	1
4/4/2016	USD	9,395	NOK	77,710	—
4/4/2016	USD	9,395	NOK	77,708	—
4/4/2016	USD	7,161	NOK	59,236	1
4/4/2016	USD	9,395	NOK	77,711	—
4/4/2016	USD	9,395	NOK	77,712	—
4/4/2016	USD	74	NZD	109	2
4/4/2016	USD	12,176	NZD	17,538	—
4/4/2016	USD	9,277	NZD	13,360	(1)
4/4/2016	USD	12,176	NZD	17,538	—
4/4/2016	USD	12,176	NZD	17,537	—
4/4/2016	USD	12,176	NZD	17,538	—
4/4/2016	USD	96	SEK	789	1
4/4/2016	USD	15,890	SEK	128,819	—
4/4/2016	USD	12,107	SEK	98,158	1
4/4/2016	USD	15,890	SEK	128,819	—
4/4/2016	USD	15,890	SEK	128,815	—
4/4/2016	USD	15,890	SEK	128,817	—
4/5/2016	JPY	7,592,958	USD	67,346	(213)
4/5/2016	JPY	5,785,427	USD	51,313	(163)
4/5/2016	JPY	7,592,803	USD	67,346	(211)
4/5/2016	JPY	7,593,032	USD	67,346	(213)
4/5/2016	JPY	7,593,059	USD	67,346	(214)
4/5/2016	SGD	11,927	USD	8,473	(384)
4/5/2016	SGD	11,927	USD	8,473	(384)
4/5/2016	SGD	11,926	USD	8,473	(383)
4/5/2016	SGD	11,927	USD	8,473	(384)
4/5/2016	SGD	9,091	USD	6,459	(292)
4/5/2016	USD	408	JPY	45,505	(3)
4/5/2016	USD	67,260	JPY	7,559,196	(2)
4/5/2016	USD	51,249	JPY	5,760,008	1

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2016	USD	67,260	JPY	7,559,015	(3)
4/5/2016	USD	67,260	JPY	7,559,506	1
4/5/2016	USD	67,260	JPY	7,559,909	5
4/5/2016	USD	51	SGD	69	—
4/5/2016	USD	8,463	SGD	11,397	—
4/5/2016	USD	8,463	SGD	11,396	—
4/5/2016	USD	6,448	SGD	8,684	1
4/5/2016	USD	8,463	SGD	11,396	—
4/5/2016	USD	8,463	SGD	11,397	—
5/3/2016	AUD	13,172	USD	10,119	—
5/3/2016	AUD	13,172	USD	10,119	—
5/3/2016	AUD	10,039	USD	7,712	—
5/3/2016	AUD	13,173	USD	10,119	—
5/3/2016	AUD	13,172	USD	10,119	—
5/3/2016	CHF	8,772	USD	9,171	—
5/3/2016	CHF	6,685	USD	6,989	—
5/3/2016	CHF	8,771	USD	9,171	—
5/3/2016	CHF	8,772	USD	9,171	(1)
5/3/2016	CHF	8,772	USD	9,171	—
5/3/2016	DKK	20,522	USD	3,141	—
5/3/2016	DKK	15,654	USD	2,396	—
5/3/2016	DKK	20,520	USD	3,141	—
5/3/2016	DKK	20,519	USD	3,141	—
5/3/2016	DKK	20,521	USD	3,141	—
5/3/2016	EUR	46,474	USD	53,002	(2)
5/3/2016	EUR	46,476	USD	53,002	(5)
5/3/2016	EUR	35,411	USD	40,385	(2)
5/3/2016	EUR	46,474	USD	53,002	(3)
5/3/2016	EUR	46,473	USD	53,002	(2)
5/3/2016	ILS	21,511	USD	5,724	—
5/3/2016	ILS	16,394	USD	4,362	(1)
5/3/2016	ILS	21,512	USD	5,724	(1)
5/3/2016	ILS	21,513	USD	5,724	(1)
5/3/2016	ILS	21,512	USD	5,724	(1)
5/3/2016	NOK	81,606	USD	9,864	(1)
5/3/2016	NOK	62,182	USD	7,516	(1)
5/3/2016	NOK	81,602	USD	9,864	—
5/3/2016	NOK	81,599	USD	9,864	—
5/3/2016	NOK	81,603	USD	9,864	(1)
5/3/2016	NZD	19,477	USD	13,501	—
5/3/2016	NZD	14,840	USD	10,288	1
5/3/2016	NZD	19,476	USD	13,501	—
5/3/2016	NZD	19,476	USD	13,501	—
5/3/2016	NZD	19,476	USD	13,501	—
5/3/2016	SEK	137,679	USD	17,000	(1)
5/3/2016	SEK	104,935	USD	12,956	(2)
5/3/2016	SEK	137,673	USD	17,000	—
5/3/2016	SEK	137,682	USD	17,000	(1)
5/3/2016	SEK	137,677	USD	17,000	(1)
5/4/2016	GBP	49,237	USD	70,771	(3)
5/4/2016	GBP	37,516	USD	53,923	(3)
5/4/2016	GBP	49,237	USD	70,771	(3)
5/4/2016	GBP	49,235	USD	70,771	(1)
5/4/2016	GBP	49,237	USD	70,771	(3)
5/5/2016	SGD	12,631	USD	9,377	(2)
5/5/2016	SGD	12,630	USD	9,377	(1)
5/5/2016	SGD	12,630	USD	9,377	(2)
5/5/2016	SGD	9,625	USD	7,146	(1)
5/5/2016	SGD	12,631	USD	9,377	(2)
5/9/2016	JPY	8,024,518	USD	71,462	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/9/2016	JPY	6,113,753	USD	54,448	(3)
5/9/2016	JPY	8,024,610	USD	71,462	(8)
5/9/2016	JPY	8,024,710	USD	71,462	(8)
5/9/2016	JPY	8,024,953	USD	71,462	(11)

					$(47,510)

CURRENCY LEGEND

AUD     Australian dollar

CHF     Swiss franc

DKK     Danish krone

EUR     Euro

GBP     British pound

ILS     Israeli New shekel

JPY      Japanese yen

NOK     Norwegian krone

NZD     New Zealand dollar

SEK     Swedish krona

SGD     Singapore dollar

USD     U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%
Air Freight & Logistics - 0.3%
AIT Corp.	200	$1,666
Mitsui-Soko Holdings Co., Ltd.	2,000	5,338
Yamato Holdings Co., Ltd.	400	7,997

Total Air Freight & Logistics		15,001

Airlines - 0.7%
ANA Holdings, Inc.	4,000	11,285
Japan Airlines Co., Ltd.	600	22,005

Total Airlines		33,290

Auto Components - 4.4%
Aisin Seiki Co., Ltd.	400	15,090
Bridgestone Corp.	1,400	52,378
Denso Corp.	1,200	48,301
Exedy Corp.	200	4,427
FCC Co., Ltd.	200	3,385
Keihin Corp.	200	2,991
Koito Manufacturing Co., Ltd.	200	9,075
NGK Spark Plug Co., Ltd.	200	3,833
NHK Spring Co., Ltd.	400	3,833
Nifco, Inc.	100	4,813
Nissin Kogyo Co., Ltd.	200	2,698
NOK Corp.	200	3,420
Pacific Industrial Co., Ltd.	200	2,016
Press Kogyo Co., Ltd.	600	2,023
Showa Corp.	200	1,747
Stanley Electric Co., Ltd.	200	4,529
Sumitomo Electric Industries Ltd.	800	9,744
Sumitomo Rubber Industries Ltd.	600	9,283
Tokai Rika Co., Ltd.	200	3,769
Toyo Tire & Rubber Co., Ltd.	200	2,989
Toyoda Gosei Co., Ltd.	200	3,865
Toyota Boshoku Corp.	200	3,264
TS Tech Co., Ltd.	200	4,687
Yokohama Rubber Co., Ltd. (The)	200	3,294

Total Auto Components		205,454

Automobiles - 9.3%
Daihatsu Motor Co., Ltd.	1,000	14,111
Fuji Heavy Industries Ltd.	800	28,293
Honda Motor Co., Ltd.	2,800	76,879
Isuzu Motors Ltd.	1,200	12,406
Mazda Motor Corp.	200	3,108
Mitsubishi Motors Corp.	1,200	9,001
Nissan Motor Co., Ltd.	8,600	79,691
Suzuki Motor Corp.	200	5,358
Toyota Motor Corp.	3,800	201,233
Yamaha Motor Co., Ltd.	400	6,662

Total Automobiles		436,742

Banks - 8.3%
Aozora Bank Ltd.	4,000	13,986
Bank of Yokohama Ltd. (The)	2,000	9,102
Chiba Bank Ltd. (The)	2,000	9,983
Chugoku Bank Ltd. (The)	200	2,085
Daisan Bank Ltd. (The)	2,000	2,669
Ehime Bank Ltd. (The)	2,000	4,146
Fukui Bank Ltd. (The)	2,000	3,648
Fukuoka Financial Group, Inc.	2,000	6,531
Hachijuni Bank Ltd. (The)	1,000	4,315
Hokuetsu Bank Ltd. (The)	2,000	3,239
Hokuhoku Financial Group, Inc.	2,000	2,634
Iyo Bank Ltd. (The)	200	1,311
Joyo Bank Ltd. (The)	2,000	6,869
Kansai Urban Banking Corp.	200	1,973
Kiyo Bank Ltd. (The)	200	2,271
Mitsubishi UFJ Financial Group, Inc.	21,600	100,222
Mizuho Financial Group, Inc.	52,900	79,118
Nishi-Nippon City Bank Ltd. (The)	2,000	3,541
Resona Holdings, Inc.	4,200	15,007
Senshu Ikeda Holdings, Inc.	600	2,162
Seven Bank Ltd.	1,200	5,125
Shizuoka Bank Ltd. (The)	1,000	7,224
Sumitomo Mitsui Financial Group, Inc.	2,700	81,964
Sumitomo Mitsui Trust Holdings, Inc.	6,000	17,595
Suruga Bank Ltd.	200	3,520

Total Banks		390,240

Beverages - 1.4%
Asahi Group Holdings Ltd.	400	12,481
Coca-Cola East Japan Co., Ltd.	200	3,324
Coca-Cola West Co., Ltd.	200	4,958
Ito En Ltd.	200	6,326
Kirin Holdings Co., Ltd.	1,400	19,656
Suntory Beverage & Food Ltd.	400	18,043

Total Beverages		64,788

Building Products - 1.2%
Aica Kogyo Co., Ltd.	200	4,207
Asahi Glass Co., Ltd.	2,000	10,961
Daikin Industries Ltd.	200	14,969
LIXIL Group Corp.	600	12,251
Sanwa Holdings Corp.	400	2,979
Sekisui Jushi Corp.	200	2,683
TOTO Ltd.	200	6,246

Total Building Products		54,296

Capital Markets - 1.7%
Daiwa Securities Group, Inc.	4,000	24,638
GCA Savvian Corp.	200	2,107
Ichiyoshi Securities Co., Ltd.	200	1,706
IwaiCosmo Holdings, Inc.	200	1,947
kabu.com Securities Co., Ltd.	1,200	3,844
Kyokuto Securities Co., Ltd.	200	2,408
Marusan Securities Co., Ltd.	400	3,772
Matsui Securities Co., Ltd.	600	5,119
Nomura Holdings, Inc.	6,800	30,426
SBI Holdings, Inc.	400	4,068

Total Capital Markets		80,035

Chemicals - 3.6%
ADEKA Corp.	200	2,924
Asahi Kasei Corp.	2,000	13,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
Daicel Corp.	400	$5,474
DIC Corp.	2,000	4,787
Hitachi Chemical Co., Ltd.	200	3,603
JSR Corp.	400	5,758
Kansai Paint Co., Ltd.	200	3,217
Kuraray Co., Ltd.	600	7,346
Lintec Corp.	200	3,584
Mitsubishi Chemical Holdings Corp.	2,000	10,454
Mitsubishi Gas Chemical Co., Inc.	2,000	10,783
Nihon Parkerizing Co., Ltd.	200	1,812
Nippon Paint Holdings Co., Ltd.	200	4,443
Nippon Valqua Industries Ltd.	2,000	5,249
Nissan Chemical Industries Ltd.	200	5,160
Nitto Denko Corp.	200	11,134
Shin-Etsu Chemical Co., Ltd.	400	20,727
Showa Denko K.K.	2,000	2,064
Sumitomo Chemical Co., Ltd.	2,000	9,057
Taiyo Nippon Sanso Corp.	400	3,801
Toagosei Co., Ltd.	400	3,335
Toray Industries, Inc.	2,000	17,068
Tosoh Corp.	2,000	8,417
Toyobo Co., Ltd.	2,000	3,007
Ube Industries Ltd.	2,000	3,541

Total Chemicals		170,285

Commercial Services & Supplies - 1.5%
Aeon Delight Co., Ltd.	200	6,433
Dai Nippon Printing Co., Ltd.	2,000	17,794
Kokuyo Co., Ltd.	200	2,343
Okamura Corp.	400	3,826
Park24 Co., Ltd.	200	5,605
Secom Co., Ltd.	200	14,887
Toppan Forms Co., Ltd.	200	2,230
Toppan Printing Co., Ltd.	2,000	16,798

Total Commercial Services & Supplies		69,916

Construction & Engineering - 0.9%
COMSYS Holdings Corp.	200	3,093
Fudo Tetra Corp.	600	673
Kajima Corp.	1,000	6,281
Kyowa Exeo Corp.	200	2,224
Obayashi Corp.	1,000	9,876
Taikisha Ltd.	200	4,829
Taisei Corp.	2,000	13,239

Total Construction & Engineering		40,215

Construction Materials - 0.1%
Taiheiyo Cement Corp.	2,000	4,609

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	200	3,751

Distributors - 0.2%
Canon Marketing Japan, Inc.	200	3,498
Paltac Corp.	200	3,547

Total Distributors		7,045

Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	200	5,766
Meiko Network Japan Co., Ltd.	200	2,183

Total Diversified Consumer Services		7,949

Diversified Financial Services - 0.2%
Japan Exchange Group, Inc.	600	9,203

Diversified Telecommunication Services - 3.1%
Nippon Telegraph & Telephone Corp.	3,400	146,654

Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	400	5,593
Chugoku Electric Power Co., Inc. (The)	800	10,819
Hokuriku Electric Power Co.	400	5,669
Tohoku Electric Power Co., Inc.	400	5,168

Total Electric Utilities		27,249

Electrical Equipment - 1.1%
Fuji Electric Co., Ltd.	2,000	6,922
Furukawa Electric Co., Ltd.	2,000	4,324
Idec Corp.	400	3,808
Mitsubishi Electric Corp.	2,000	20,989
Nidec Corp.	200	13,703
Ushio, Inc.	200	2,662

Total Electrical Equipment		52,408

Electronic Equipment, Instruments & Components - 2.7%
Amano Corp.	200	3,162
Anritsu Corp.	400	2,203
Azbil Corp.	200	5,126
Canon Electronics, Inc.	200	2,947
Citizen Holdings Co., Ltd.	600	3,406
Hamamatsu Photonics K.K.	200	5,525
Hitachi High-Technologies Corp.	200	5,641
Hitachi Ltd.	6,000	28,112
Ibiden Co., Ltd.	200	2,448
Kaga Electronics Co., Ltd.	200	2,541
Kyocera Corp.	400	17,641
Murata Manufacturing Co., Ltd.	200	24,147
Nippon Electric Glass Co., Ltd.	1,000	5,125
Omron Corp.	200	5,961
Ryosan Co., Ltd.	200	5,004
Shinko Shoji Co., Ltd.	200	1,931
Yaskawa Electric Corp.	400	4,623
Yokogawa Electric Corp.	200	2,069

Total Electronic Equipment, Instruments & Components		127,612

Food & Staples Retailing - 2.4%
Aeon Co., Ltd.	1,000	14,467
Arcs Co., Ltd.	200	4,486
Axial Retailing, Inc.	200	6,593
Cawachi Ltd.	200	3,619
FamilyMart Co., Ltd.	200	10,410
Lawson, Inc.	200	16,762
Ministop Co., Ltd.	200	3,646
Seven & I Holdings Co., Ltd.	800	34,108
Sundrug Co., Ltd.	200	14,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
UNY Group Holdings Co., Ltd.	400	$2,822

Total Food & Staples Retailing		111,896

Food Products - 1.3%
Calbee, Inc.	200	7,954
Hokuto Corp.	200	3,961
Kewpie Corp.	200	4,541
Megmilk Snow Brand Co., Ltd.	200	5,034
MEIJI Holdings Co., Ltd.	200	16,104
Nisshin Seifun Group, Inc.	400	6,367
Nissin Foods Holdings Co., Ltd.	200	9,413
Toyo Suisan Kaisha Ltd.	200	7,189

Total Food Products		60,563

Gas Utilities - 0.5%
Osaka Gas Co., Ltd.	3,000	11,541
Saibu Gas Co., Ltd.	2,000	4,627
Tokyo Gas Co., Ltd.	2,000	9,337

Total Gas Utilities		25,505

Health Care Equipment & Supplies - 0.8%
Hoya Corp.	400	15,236
Nihon Kohden Corp.	200	4,979
Nipro Corp.	400	3,804
Sysmex Corp.	100	6,264
Terumo Corp.	200	7,180

Total Health Care Equipment & Supplies		37,463

Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	200	3,842
Medipal Holdings Corp.	200	3,171
Miraca Holdings, Inc.	200	8,230
Ship Healthcare Holdings, Inc.	200	5,045
Suzuken Co., Ltd.	200	6,806

Total Health Care Providers & Services		27,094

Health Care Technology - 0.1%
M3, Inc.	200	5,039

Hotels, Restaurants & Leisure - 0.7%
Accordia Golf Co., Ltd.	400	3,762
McDonald’s Holdings Co., Japan Ltd.	200	4,744
Oriental Land Co., Ltd.	200	14,182
Resorttrust, Inc.	200	4,500
Round One Corp.	600	3,390
Skylark Co., Ltd.	200	2,644

Total Hotels, Restaurants & Leisure		33,222

Household Durables - 1.9%
Casio Computer Co., Ltd.	400	8,082
Fuji Corp., Ltd.	600	3,651
Haseko Corp.	200	1,865
Iida Group Holdings Co., Ltd.	400	7,812
Nihon House Holdings Co., Ltd.	600	2,167
Nikon Corp.	600	9,193
Panasonic Corp.	2,000	18,390
Sangetsu Co., Ltd.	200	3,632
Sekisui Chemical Co., Ltd.	600	7,399
Sekisui House Ltd.	1,200	20,280
Starts Corp., Inc.	200	4,456
Sumitomo Forestry Co., Ltd.	200	2,301

Total Household Durables		89,228

Household Products - 0.2%
Pigeon Corp.	200	5,226
Unicharm Corp.	200	4,358

Total Household Products		9,584

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	200	6,255
West Holdings Corp.	200	1,236

Total Independent Power & Renewable Electricity Producers		7,491

Insurance - 2.1%
Dai-ichi Life Insurance Co., Ltd. (The)	1,000	12,122
MS&AD Insurance Group Holdings, Inc.	800	22,321
Sompo Japan Nipponkoa Holdings, Inc.	600	17,019
Sony Financial Holdings, Inc.	600	7,677
T&D Holdings, Inc.	800	7,470
Tokio Marine Holdings, Inc.	1,000	33,809

Total Insurance		100,418

Internet & Catalog Retail - 0.3%
Rakuten, Inc.	200	1,931
Senshukai Co., Ltd.	600	3,844
Start Today Co., Ltd.	200	8,079

Total Internet & Catalog Retail		13,854

Internet Software & Services - 0.8%
Kakaku.com, Inc.	200	3,719
Mixi, Inc.	100	3,719
Yahoo Japan Corp.	7,200	30,685

Total Internet Software & Services		38,123

IT Services - 1.4%
Fujitsu Ltd.	2,000	7,413
Itochu Techno-Solutions Corp.	200	3,779
Nomura Research Institute Ltd.	200	6,744
NS Solutions Corp.	200	3,931
NTT Data Corp.	200	10,054
Obic Co., Ltd.	200	10,588
Otsuka Corp.	200	10,570
SCSK Corp.	200	7,829
Transcosmos, Inc.	200	5,203

Total IT Services		66,111

Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	400	8,733
Daikoku Denki Co., Ltd.	200	2,342
Dunlop Sports Co., Ltd.	200	1,783
Fields Corp.	200	3,344
Heiwa Corp.	200	4,151
Sankyo Co., Ltd.	200	7,456
Sega Sammy Holdings, Inc.	700	7,642
Universal Entertainment Corp.	200	3,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
Yamaha Corp.	200	$6,032

Total Leisure Products		44,809

Machinery - 5.4%
Aida Engineering Ltd.	200	1,740
Amada Holdings Co., Ltd.	600	5,861
Daifuku Co., Ltd.	200	3,376
DMG Mori Co., Ltd.	200	1,842
Ebara Corp.	1,000	4,182
FANUC Corp.	400	62,227
Giken Ltd.	200	3,637
Glory Ltd.	200	6,806
Hino Motors Ltd.	1,000	10,828
Hitachi Construction Machinery Co., Ltd.	400	6,363
Hitachi Koki Co., Ltd.	400	2,648
Hoshizaki Electric Co., Ltd.	100	8,354
IHI Corp.	2,000	4,235
JTEKT Corp.	400	5,196
Kawasaki Heavy Industries Ltd.	2,000	5,783
Komatsu Ltd.	1,600	27,275
Kubota Corp.	1,800	24,607
Kurita Water Industries Ltd.	200	4,568
Kyokuto Kaihatsu Kogyo Co., Ltd.	200	2,025
Makita Corp.	200	12,421
Mitsubishi Heavy Industries Ltd.	4,000	14,880
Miura Co., Ltd.	200	3,739
Nabtesco Corp.	200	4,495
Noritake Co., Ltd.	2,000	4,520
NSK Ltd.	600	5,498
OSG Corp.	200	3,739
Sodick Co., Ltd.	200	1,498
Sumitomo Heavy Industries Ltd.	2,000	8,274
THK Co., Ltd.	200	3,694

Total Machinery		254,311

Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.	2,000	3,879
Mitsui OSK Lines Ltd.	2,000	4,075
Nippon Yusen K.K.	2,000	3,861

Total Marine		11,815

Media - 0.8%
CyberAgent, Inc.	100	4,653
Daiichikosho Co., Ltd.	200	8,719
Dentsu, Inc.	200	10,054
Hakuhodo DY Holdings, Inc.	400	4,538
SKY Perfect JSAT Holdings, Inc.	800	4,662
Toho Co., Ltd.	200	5,269

Total Media		37,895

Metals & Mining - 1.5%
Asahi Holdings, Inc.	100	1,349
Hitachi Metals Ltd.	400	4,132
JFE Holdings, Inc.	1,000	13,488
Mitsubishi Materials Corp.	2,000	5,659
Mitsui Mining & Smelting Co., Ltd.	2,000	3,203
Nippon Light Metal Holdings Co., Ltd.	1,600	2,633
Nippon Steel & Sumitomo Metal Corp.	1,200	23,083
Nisshin Steel Co., Ltd.	200	2,336
Sumitomo Metal Mining Co., Ltd.	1,000	9,943
Yamato Kogyo Co., Ltd.	200	4,347

Total Metals & Mining		70,173

Multiline Retail - 0.2%
H2O Retailing Corp.	200	3,457
Isetan Mitsukoshi Holdings Ltd.	200	2,340
J. Front Retailing Co., Ltd.	200	2,657
Marui Group Co., Ltd.	200	2,870

Total Multiline Retail		11,324

Oil, Gas & Consumable Fuels - 1.1%
Idemitsu Kosan Co., Ltd.	200	3,575
Itochu Enex Co., Ltd.	100	803
JX Holdings, Inc.	5,600	21,614
Showa Shell Sekiyu K.K.	1,000	8,986
TonenGeneral Sekiyu K.K.	2,000	18,115

Total Oil, Gas & Consumable Fuels		53,093

Paper & Forest Products - 0.2%
Nippon Paper Industries Co., Ltd.	200	3,564
Oji Holdings Corp.	2,000	8,043

Total Paper & Forest Products		11,607

Personal Products - 1.1%
Kao Corp.	400	21,364
Kobayashi Pharmaceutical Co., Ltd.	100	8,790
Pola Orbis Holdings, Inc.	200	16,602
Shiseido Co., Ltd.	200	4,470

Total Personal Products		51,226

Pharmaceuticals - 5.8%
Astellas Pharma, Inc.	2,800	37,281
Chugai Pharmaceutical Co., Ltd.	600	18,604
Daiichi Sankyo Co., Ltd.	1,400	31,171
Eisai Co., Ltd.	400	24,094
Hisamitsu Pharmaceutical Co., Inc.	200	8,951
KYORIN Holdings, Inc.	200	3,815
Kyowa Hakko Kirin Co., Ltd.	200	3,196
Mitsubishi Tanabe Pharma Corp.	1,000	17,412
Ono Pharmaceutical Co., Ltd.	500	21,197
Santen Pharmaceutical Co., Ltd.	400	6,025
Shionogi & Co., Ltd.	200	9,426
Sumitomo Dainippon Pharma Co., Ltd.	400	4,612
Takeda Pharmaceutical Co., Ltd.	1,800	82,253
Tsumura & Co.	200	4,808

Total Pharmaceuticals		272,845

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
Professional Services - 0.5%
en-japan, Inc.	200	$3,383
FULLCAST Holdings Co., Ltd.	200	1,407
Recruit Holdings Co., Ltd.	600	18,337
Space Co., Ltd.	200	2,420

Total Professional Services		25,547

Real Estate Management & Development - 2.0%
Airport Facilities Co., Ltd.	1,000	4,529
Daikyo, Inc.	2,000	3,185
Daito Trust Construction Co., Ltd.	200	28,435
Daiwa House Industry Co., Ltd.	1,000	28,169
Hulic Co., Ltd.	600	5,744
Nomura Real Estate Holdings, Inc.	200	3,701
NTT Urban Development Corp.	400	3,918
Open House Co., Ltd.	100	1,991
Sumitomo Real Estate Sales Co., Ltd.	200	3,856
Sun Frontier Fudousan Co., Ltd.	200	2,021
Tokyo Tatemono Co., Ltd.	200	2,495
Tokyu Fudosan Holdings Corp.	600	4,079

Total Real Estate Management & Development		92,123

Road & Rail - 2.6%
East Japan Railway Co.	400	34,567
Hankyu Hanshin Holdings, Inc.	2,000	12,776
Hitachi Transport System Ltd.	200	3,349
Kintetsu Group Holdings Co., Ltd.	2,000	8,114
Nagoya Railroad Co., Ltd.	2,000	9,360
Nikkon Holdings Co., Ltd.	200	3,630
Nippon Express Co., Ltd.	2,000	9,111
Seino Holdings Co., Ltd.	200	2,159
Tobu Railway Co., Ltd.	2,000	9,983
Tokyu Corp.	2,000	16,780
West Japan Railway Co.	200	12,365

Total Road & Rail		122,194

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp.	400	3,705
Shinko Electric Industries Co., Ltd.	400	2,253
Tokyo Electron Ltd.	200	13,054
Tokyo Seimitsu Co., Ltd.	200	3,927

Total Semiconductors & Semiconductor Equipment		22,939

Software - 1.0%
Capcom Co., Ltd.	200	4,885
Konami Holdings Corp.	200	5,926
Nexon Co., Ltd.	200	3,415
NSD Co., Ltd.	200	2,961
Oracle Corp.	200	11,246
Square Enix Holdings Co., Ltd.	200	5,409
Systena Corp.	200	3,406
Trend Micro, Inc.	200	7,331

Total Software		44,579

Specialty Retail - 1.6%
ABC-Mart, Inc.	100	6,415
AOKI Holdings, Inc.	200	2,420
Autobacs Seven Co., Ltd.	200	3,381
Chiyoda Co., Ltd.	200	5,765
DCM Holdings Co., Ltd.	400	2,893
Geo Holdings Corp.	200	3,329
Hikari Tsushin, Inc.	100	7,625
K’s Holdings Corp.	200	6,637
Kohnan Shoji Co., Ltd.	200	2,981
Kyoto Kimono Yuzen Co., Ltd.	200	1,532
Nojima Corp.	100	1,093
Pal Co., Ltd.	100	2,508
Sanrio Co., Ltd.	200	3,917
Shimachu Co., Ltd.	200	4,781
T-Gaia Corp.	200	2,319
United Arrows Ltd.	100	4,142
USS Co., Ltd.	400	6,399
Yamada Denki Co., Ltd.	1,000	4,733

Total Specialty Retail		72,870

Technology Hardware, Storage & Peripherals - 3.5%
Brother Industries Ltd.	400	4,605
Canon, Inc.	3,400	101,490
FUJIFILM Holdings Corp.	400	15,841
Hitachi Maxell Ltd.	200	3,048
Konica Minolta, Inc.	600	5,104
NEC Corp.	2,000	5,036
Ricoh Co., Ltd.	1,400	14,275
Seiko Epson Corp.	800	12,940
Wacom Co., Ltd.	600	2,546

Total Technology Hardware, Storage & Peripherals		164,885

Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	200	3,568

Tobacco - 3.0%
Japan Tobacco, Inc.	3,400	141,875

Trading Companies & Distributors - 5.2%
Inaba Denki Sangyo Co., Ltd.	200	6,308
Inabata & Co., Ltd.	200	1,986
ITOCHU Corp.	3,200	39,461
Japan Pulp & Paper Co., Ltd.	2,000	5,730
Marubeni Corp.	4,600	23,328
MISUMI Group, Inc.	200	2,867
Mitsubishi Corp.	3,000	50,874
Mitsui & Co., Ltd.	4,800	55,305
Nagase & Co., Ltd.	200	2,201
Sojitz Corp.	2,200	4,522
Sumitomo Corp.	3,000	29,854
Toyota Tsusho Corp.	400	9,050
Wakita & Co., Ltd.	400	3,345
Yamazen Corp.	400	3,043
Yuasa Trading Co., Ltd.	200	4,707

Total Trading Companies & Distributors		242,581

Wireless Telecommunication Services - 6.8%
KDDI Corp.	3,900	104,305
NTT DOCOMO, Inc.	8,700	197,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2016

Investments	Shares	Value
SoftBank Group Corp.	400	$19,097

Total Wireless Telecommunication Services		320,980

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $4,621,294)		4,645,572
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.9%		40,868

NET ASSETS - 100.0%		$4,686,440

FINANCIAL DERIVATIVE INSTRUMENTS
FORWARD CONTRACTS
	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/5/2016	JPY	53,236,959	USD	472,187	$(1,491)
	4/5/2016	JPY	53,235,873	USD	472,187	(1,482)
	4/5/2016	JPY	53,237,478	USD	472,187	(1,496)
	4/5/2016	JPY	53,237,667	USD	472,187	(1,498)
	4/5/2016	JPY	40,562,825	USD	359,766	(1,144)
	4/5/2016	USD	359,766	JPY	40,435,036	7
	4/5/2016	USD	472,187	JPY	53,068,010	(12)
	4/5/2016	USD	472,187	JPY	53,070,182	7
	4/5/2016	USD	472,187	JPY	53,066,735	(23)
	4/5/2016	USD	472,187	JPY	53,073,016	33
	5/9/2016	JPY	42,400,803	USD	377,614	(20)
	5/9/2016	JPY	55,653,067	USD	495,616	(47)
	5/9/2016	JPY	55,653,711	USD	495,616	(52)
	5/9/2016	JPY	55,654,405	USD	495,616	(58)
	5/9/2016	JPY	55,656,090	USD	495,616	(73)

						$(7,349)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.8%

United States - 99.8%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $30,007,580)	1,344,355	$34,536,480

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $30,007,580)		34,536,480
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		56,107

NET ASSETS - 100.0%		$34,592,587

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FORWARD CONTRACTS

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	AUD	367,957	USD	262,434	$(20,616)
4/4/2016	AUD	367,977	USD	262,434	(20,632)
4/4/2016	AUD	367,971	USD	262,434	(20,628)
4/4/2016	AUD	280,356	USD	199,952	(15,712)
4/4/2016	AUD	367,979	USD	262,434	(20,634)
4/4/2016	CHF	27,444	USD	27,597	(1,060)
4/4/2016	CHF	27,444	USD	27,597	(1,060)
4/4/2016	CHF	27,443	USD	27,597	(1,060)
4/4/2016	CHF	20,912	USD	21,029	(808)
4/4/2016	CHF	27,442	USD	27,597	(1,058)
4/4/2016	DKK	145,127	USD	21,164	(1,034)
4/4/2016	DKK	145,138	USD	21,164	(1,035)
4/4/2016	DKK	145,126	USD	21,164	(1,033)
4/4/2016	DKK	110,588	USD	16,125	(790)
4/4/2016	DKK	145,134	USD	21,164	(1,035)
4/4/2016	EUR	330,122	USD	359,037	(17,153)
4/4/2016	EUR	330,108	USD	359,037	(17,138)
4/4/2016	EUR	330,114	USD	359,037	(17,145)
4/4/2016	EUR	251,514	USD	273,553	(13,059)
4/4/2016	EUR	330,123	USD	359,037	(17,154)
4/4/2016	GBP	273,966	USD	381,822	(11,949)
4/4/2016	GBP	273,962	USD	381,822	(11,943)
4/4/2016	GBP	273,961	USD	381,822	(11,942)
4/4/2016	GBP	208,713	USD	290,912	(9,072)
4/4/2016	GBP	273,951	USD	381,822	(11,927)
4/4/2016	ILS	175,479	USD	44,999	(1,677)
4/4/2016	ILS	175,487	USD	44,999	(1,679)
4/4/2016	ILS	175,489	USD	44,999	(1,680)
4/4/2016	ILS	133,689	USD	34,289	(1,271)
4/4/2016	ILS	175,484	USD	44,999	(1,678)
4/4/2016	NOK	954,933	USD	109,520	(5,932)
4/4/2016	NOK	955,003	USD	109,520	(5,941)
4/4/2016	NOK	954,947	USD	109,520	(5,934)
4/4/2016	NOK	954,985	USD	109,520	(5,938)
4/4/2016	NOK	727,559	USD	83,447	(4,515)
4/4/2016	NZD	240,757	USD	158,425	(8,732)
4/4/2016	NZD	240,780	USD	158,425	(8,749)
4/4/2016	NZD	240,758	USD	158,425	(8,733)
4/4/2016	NZD	183,441	USD	120,705	(6,658)
4/4/2016	NZD	240,754	USD	158,425	(8,730)
4/4/2016	PHP	3,943,273	USD	82,668	(3,017)
4/4/2016	PLN	95,392	USD	23,845	(1,785)
4/4/2016	PLN	95,398	USD	23,845	(1,786)
4/4/2016	PLN	95,396	USD	23,845	(1,786)
4/4/2016	PLN	72,701	USD	18,172	(1,361)
4/4/2016	PLN	95,391	USD	23,845	(1,785)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	SEK	780,244	USD	90,946	(5,301)
4/4/2016	SEK	780,208	USD	90,946	(5,296)
4/4/2016	SEK	780,197	USD	90,946	(5,295)
4/4/2016	SEK	594,483	USD	69,295	(4,037)
4/4/2016	SEK	780,153	USD	90,946	(5,290)
4/4/2016	TRY	44,097	USD	14,776	(872)
4/4/2016	TRY	44,086	USD	14,776	(868)
4/4/2016	TRY	44,110	USD	14,776	(876)
4/4/2016	TRY	33,608	USD	11,260	(666)
4/4/2016	TRY	44,099	USD	14,776	(872)
4/4/2016	USD	3,254	AUD	4,287	44
4/4/2016	USD	21,199	AUD	27,650	71
4/4/2016	USD	261,751	AUD	340,268	—
4/4/2016	USD	199,430	AUD	259,266	10
4/4/2016	USD	76,760	AUD	100,000	165
4/4/2016	USD	261,751	AUD	340,285	14
4/4/2016	USD	261,751	AUD	340,268	—
4/4/2016	USD	261,751	AUD	340,268	—
4/4/2016	USD	15,634	CAD	20,300	61
4/4/2016	USD	65,536	CAD	85,000	179
4/4/2016	USD	342	CHF	331	3
4/4/2016	USD	4,994	CHF	4,800	18
4/4/2016	USD	27,525	CHF	26,359	—
4/4/2016	USD	20,975	CHF	20,088	1
4/4/2016	USD	27,525	CHF	26,359	—
4/4/2016	USD	27,525	CHF	26,361	1
4/4/2016	USD	27,525	CHF	26,359	—
4/4/2016	USD	262	DKK	1,734	3
4/4/2016	USD	4,918	DKK	32,200	7
4/4/2016	USD	21,108	DKK	138,003	—
4/4/2016	USD	16,087	DKK	105,187	2
4/4/2016	USD	21,108	DKK	138,010	1
4/4/2016	USD	21,108	DKK	138,003	—
4/4/2016	USD	21,108	DKK	138,003	—
4/4/2016	USD	4,451	EUR	3,951	52
4/4/2016	USD	21,170	EUR	18,600	25
4/4/2016	USD	358,102	EUR	314,265	19
4/4/2016	USD	358,102	EUR	314,249	—
4/4/2016	USD	272,842	EUR	239,442	14
4/4/2016	USD	60,330	EUR	53,000	66
4/4/2016	USD	358,102	EUR	314,249	—
4/4/2016	USD	358,102	EUR	314,249	—
4/4/2016	USD	4,734	GBP	3,287	(10)
4/4/2016	USD	3,737	GBP	2,600	—
4/4/2016	USD	290,158	GBP	201,887	15
4/4/2016	USD	380,827	GBP	264,960	—
4/4/2016	USD	380,827	GBP	264,960	—
4/4/2016	USD	52,461	GBP	36,500	—
4/4/2016	USD	380,827	GBP	264,973	19
4/4/2016	USD	380,827	GBP	264,960	—
4/4/2016	USD	558	ILS	2,148	13
4/4/2016	USD	8,442	ILS	31,700	(10)
4/4/2016	USD	44,882	ILS	168,734	—
4/4/2016	USD	44,882	ILS	167,046	(449)
4/4/2016	USD	44,882	ILS	168,742	2
4/4/2016	USD	34,199	ILS	128,584	3
4/4/2016	USD	44,882	ILS	168,734	—
4/4/2016	USD	10,967	JPY	1,234,000	12
4/4/2016	USD	4,225	MXN	73,000	34
4/4/2016	USD	1,358	NOK	11,404	21

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/4/2016	USD	7,201	NOK	59,500	(7)
4/4/2016	USD	21,082	NOK	174,000	(45)
4/4/2016	USD	83,229	NOK	688,477	8
4/4/2016	USD	109,235	NOK	903,510	—
4/4/2016	USD	109,235	NOK	903,555	5
4/4/2016	USD	109,235	NOK	903,510	—
4/4/2016	USD	109,235	NOK	903,510	—
4/4/2016	USD	1,964	NZD	2,906	54
4/4/2016	USD	8,988	NZD	13,000	38
4/4/2016	USD	32,538	NZD	47,000	94
4/4/2016	USD	120,393	NZD	173,411	6
4/4/2016	USD	158,012	NZD	227,585	—
4/4/2016	USD	158,012	NZD	227,594	7
4/4/2016	USD	158,012	NZD	227,585	—
4/4/2016	USD	158,012	NZD	227,585	—
4/4/2016	USD	216	PHP	10,045	2
4/4/2016	USD	85,449	PHP	3,933,228	17
4/4/2016	USD	296	PLN	1,120	5
4/4/2016	USD	8,523	PLN	31,800	21
4/4/2016	USD	18,124	PLN	67,449	(2)
4/4/2016	USD	23,783	PLN	88,513	(1)
4/4/2016	USD	23,783	PLN	88,518	—
4/4/2016	USD	23,783	PLN	88,527	2
4/4/2016	USD	23,783	PLN	88,518	—
4/4/2016	USD	1,128	SEK	9,267	15
4/4/2016	USD	90,709	SEK	735,351	—
4/4/2016	USD	6,162	SEK	50,000	6
4/4/2016	USD	18,757	SEK	152,000	(7)
4/4/2016	USD	90,709	SEK	735,351	—
4/4/2016	USD	69,115	SEK	560,351	7
4/4/2016	USD	90,709	SEK	735,388	5
4/4/2016	USD	90,709	SEK	735,351	—
4/4/2016	USD	3,562	SGD	4,800	2
4/4/2016	USD	11,144	SGD	15,000	(5)
4/4/2016	USD	183	TRY	525	3
4/4/2016	USD	4,186	TRY	11,800	5
4/4/2016	USD	14,738	TRY	41,498	(13)
4/4/2016	USD	11,229	TRY	31,648	1
4/4/2016	USD	14,738	TRY	41,532	(1)
4/4/2016	USD	14,738	TRY	41,535	1
4/4/2016	USD	14,738	TRY	41,534	—
4/4/2016	USD	4,825	ZAR	71,200	16
4/4/2016	USD	12,311	ZAR	181,000	(5)
4/5/2016	BRL	292,399	USD	72,829	(9,652)
4/5/2016	BRL	292,399	USD	72,752	(9,728)
4/5/2016	BRL	292,399	USD	72,839	(9,641)
4/5/2016	BRL	222,784	USD	55,525	(7,318)
4/5/2016	BRL	292,399	USD	72,694	(9,786)
4/5/2016	CAD	489,299	USD	361,197	(17,098)
4/5/2016	CAD	489,264	USD	361,197	(17,071)
4/5/2016	CAD	489,297	USD	361,197	(17,097)
4/5/2016	CAD	372,802	USD	275,201	(13,026)
4/5/2016	CAD	489,277	USD	361,197	(17,081)
4/5/2016	CLP	12,285,858	USD	17,609	(758)
4/5/2016	CLP	12,285,858	USD	17,600	(766)
4/5/2016	CLP	12,285,858	USD	17,621	(746)
4/5/2016	CLP	9,360,655	USD	13,433	(561)
4/5/2016	CLP	12,285,858	USD	17,566	(800)
4/5/2016	HKD	1,798,461	USD	231,310	(553)
4/5/2016	HKD	1,798,401	USD	231,310	(546)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2016	HKD	1,798,524	USD	231,310	(562)
4/5/2016	HKD	1,370,380	USD	176,240	(434)
4/5/2016	HKD	1,798,337	USD	231,310	(537)
4/5/2016	IDR	2,241,354,829	USD	165,903	(2,802)
4/5/2016	JPY	80,713,937	USD	715,888	(2,268)
4/5/2016	JPY	80,713,150	USD	715,888	(2,261)
4/5/2016	JPY	80,711,503	USD	715,888	(2,246)
4/5/2016	JPY	80,715,011	USD	715,888	(2,278)
4/5/2016	JPY	61,496,832	USD	545,440	(1,731)
4/5/2016	KRW	97,178,745	USD	78,509	(6,467)
4/5/2016	KRW	88,604,151	USD	71,576	(5,903)
4/5/2016	KRW	100,036,946	USD	80,818	(6,658)
4/5/2016	MXN	277,533	USD	15,299	(893)
4/5/2016	MXN	277,504	USD	15,299	(892)
4/5/2016	MXN	277,522	USD	15,299	(893)
4/5/2016	MXN	211,491	USD	11,658	(681)
4/5/2016	MXN	277,530	USD	15,299	(893)
4/5/2016	MYR	861,828	USD	204,225	(15,513)
4/5/2016	SGD	95,577	USD	67,901	(3,076)
4/5/2016	SGD	95,578	USD	67,901	(3,077)
4/5/2016	SGD	95,583	USD	67,901	(3,080)
4/5/2016	SGD	72,830	USD	51,736	(2,348)
4/5/2016	SGD	95,577	USD	67,901	(3,076)
4/5/2016	THB	9,309,662	USD	260,775	(3,549)
4/5/2016	USD	903	BRL	3,281	22
4/5/2016	USD	82,151	BRL	291,710	135
4/5/2016	USD	62,643	BRL	222,259	52
4/5/2016	USD	82,204	BRL	291,710	82
4/5/2016	USD	82,274	BRL	291,710	12
4/5/2016	USD	82,311	BRL	291,710	(25)
4/5/2016	USD	4,478	CAD	5,851	46
4/5/2016	USD	274,483	CAD	355,042	13
4/5/2016	USD	360,257	CAD	465,968	—
4/5/2016	USD	360,257	CAD	465,974	5
4/5/2016	USD	360,257	CAD	465,991	17
4/5/2016	USD	360,257	CAD	465,966	(1)
4/5/2016	USD	219	CLP	148,832	3
4/5/2016	USD	18,283	CLP	12,254,603	37
4/5/2016	USD	18,322	CLP	12,254,603	(2)
4/5/2016	USD	18,322	CLP	12,254,603	(2)
4/5/2016	USD	18,397	CLP	12,254,603	(78)
4/5/2016	USD	13,977	CLP	9,336,843	(19)
4/5/2016	USD	2,868	HKD	22,231	(2)
4/5/2016	USD	2,643	HKD	20,500	—
4/5/2016	USD	175,780	HKD	1,363,583	18
4/5/2016	USD	230,708	HKD	1,789,498	—
4/5/2016	USD	230,708	HKD	1,789,588	12
4/5/2016	USD	230,708	HKD	1,789,498	—
4/5/2016	USD	230,708	HKD	1,789,498	—
4/5/2016	USD	435	IDR	5,741,064	(3)
4/5/2016	USD	168,281	IDR	2,235,613,765	(8)
4/5/2016	USD	8,875	JPY	989,850	(68)
4/5/2016	USD	544,021	JPY	61,143,934	10
4/5/2016	USD	714,024	JPY	80,252,727	28
4/5/2016	USD	714,024	JPY	80,241,303	(73)
4/5/2016	USD	714,024	JPY	80,246,943	(23)
4/5/2016	USD	714,024	JPY	80,242,017	(67)
4/5/2016	USD	603	KRW	700,627	10
4/5/2016	USD	62,335	KRW	71,279,803	(5)
4/5/2016	USD	62,324	KRW	71,279,803	6

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
4/5/2016	USD	62,335	KRW	71,279,803	(5)
4/5/2016	USD	62,318	KRW	71,279,806	11
4/5/2016	USD	190	MXN	3,309	3
4/5/2016	USD	11,628	MXN	199,321	1
4/5/2016	USD	15,259	MXN	261,548	1
4/5/2016	USD	15,259	MXN	261,505	(2)
4/5/2016	USD	15,259	MXN	261,531	—
4/5/2016	USD	15,259	MXN	261,531	—
4/5/2016	USD	536	MYR	2,165	16
4/5/2016	USD	219,246	MYR	859,663	(60)
4/5/2016	USD	842	SGD	1,144	7
4/5/2016	USD	67,724	SGD	91,196	(1)
4/5/2016	USD	67,724	SGD	91,197	—
4/5/2016	USD	67,724	SGD	91,197	—
4/5/2016	USD	51,602	SGD	69,494	6
4/5/2016	USD	67,724	SGD	91,199	2
4/5/2016	USD	681	THB	23,753	(7)
4/5/2016	USD	263,692	THB	9,285,909	(43)
4/6/2016	INR	1,739,016	USD	25,163	(1,048)
4/6/2016	USD	66	INR	4,398	—
4/6/2016	USD	26,128	INR	1,734,618	17
4/7/2016	TWD	33,012,288	USD	988,244	(37,280)
4/7/2016	USD	2,602	TWD	84,022	8
4/7/2016	USD	511,626	TWD	16,464,133	(169)
4/7/2016	USD	511,563	TWD	16,464,133	(106)
4/7/2016	USD	557	ZAR	8,470	19
4/7/2016	USD	44,825	ZAR	659,673	—
4/7/2016	USD	44,825	ZAR	659,286	(26)
4/7/2016	USD	34,157	ZAR	502,727	3
4/7/2016	USD	44,825	ZAR	659,665	(1)
4/7/2016	USD	44,825	ZAR	659,699	2
4/7/2016	ZAR	714,516	USD	44,942	(3,609)
4/7/2016	ZAR	713,755	USD	44,942	(3,558)
4/7/2016	ZAR	714,473	USD	44,942	(3,607)
4/7/2016	ZAR	544,450	USD	34,246	(2,749)
4/7/2016	ZAR	714,424	USD	44,942	(3,603)
5/2/2016	ILS	186,195	USD	49,541	(8)
5/2/2016	ILS	184,321	USD	49,541	491
5/2/2016	ILS	141,878	USD	37,749	(6)
5/2/2016	ILS	186,186	USD	49,541	(5)
5/2/2016	ILS	186,192	USD	49,541	(7)
5/3/2016	AUD	292,836	USD	224,951	(13)
5/3/2016	AUD	384,347	USD	295,246	(19)
5/3/2016	AUD	384,323	USD	295,246	(1)
5/3/2016	AUD	384,325	USD	295,246	(2)
5/3/2016	AUD	384,327	USD	295,246	(4)
5/3/2016	CHF	27,929	USD	29,199	(2)
5/3/2016	CHF	21,279	USD	22,247	(1)
5/3/2016	CHF	27,929	USD	29,199	(2)
5/3/2016	CHF	27,928	USD	29,199	(1)
5/3/2016	CHF	27,928	USD	29,199	(1)
5/3/2016	DKK	155,662	USD	23,826	(2)
5/3/2016	DKK	118,615	USD	18,155	(2)
5/3/2016	DKK	155,652	USD	23,826	(1)
5/3/2016	DKK	155,652	USD	23,826	(1)
5/3/2016	DKK	155,650	USD	23,826	—
5/3/2016	EUR	322,384	USD	367,682	(6)
5/3/2016	EUR	322,382	USD	367,682	(3)
5/3/2016	EUR	245,636	USD	280,139	(16)
5/3/2016	EUR	322,401	USD	367,682	(26)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/3/2016	EUR	322,385	USD	367,682	(7)
5/3/2016	NOK	1,006,518	USD	121,672	(1)
5/3/2016	NOK	1,006,527	USD	121,672	(2)
5/3/2016	NOK	766,973	USD	92,706	(10)
5/3/2016	NOK	1,006,581	USD	121,672	(9)
5/3/2016	NOK	1,006,521	USD	121,672	(2)
5/3/2016	NZD	192,536	USD	133,461	(8)
5/3/2016	NZD	252,685	USD	175,167	1
5/3/2016	NZD	252,691	USD	175,167	(3)
5/3/2016	NZD	252,700	USD	175,167	(9)
5/3/2016	NZD	252,688	USD	175,167	(1)
5/3/2016	PHP	4,242,170	USD	92,013	(34)
5/3/2016	SEK	807,285	USD	99,684	—
5/3/2016	SEK	615,148	USD	75,951	(8)
5/3/2016	SEK	807,339	USD	99,684	(7)
5/3/2016	SEK	807,294	USD	99,684	(1)
5/3/2016	SEK	807,292	USD	99,684	(1)
5/3/2016	TRY	47,972	USD	16,882	(2)
5/3/2016	TRY	36,556	USD	12,863	(3)
5/3/2016	TRY	47,973	USD	16,882	(2)
5/3/2016	TRY	47,928	USD	16,882	13
5/3/2016	TRY	47,972	USD	16,882	(2)
5/4/2016	BRL	347,282	USD	97,150	(35)
5/4/2016	BRL	347,282	USD	97,177	(8)
5/4/2016	BRL	347,282	USD	97,223	38
5/4/2016	BRL	264,599	USD	73,989	(58)
5/4/2016	BRL	347,282	USD	96,987	(198)
5/4/2016	CAD	381,322	USD	294,804	(19)
5/4/2016	CAD	500,459	USD	386,928	(8)
5/4/2016	CAD	500,479	USD	386,928	(24)
5/4/2016	CAD	500,455	USD	386,928	(5)
5/4/2016	CAD	500,461	USD	386,928	(10)
5/4/2016	CLP	12,812,568	USD	19,105	1
5/4/2016	CLP	12,812,568	USD	19,052	(51)
5/4/2016	CLP	12,812,568	USD	19,155	51
5/4/2016	CLP	12,812,568	USD	19,104	1
5/4/2016	CLP	9,761,960	USD	14,573	19
5/4/2016	GBP	281,908	USD	405,219	(4)
5/4/2016	GBP	281,907	USD	405,219	(3)
5/4/2016	GBP	281,923	USD	405,219	(25)
5/4/2016	GBP	214,798	USD	308,740	(18)
5/4/2016	GBP	281,909	USD	405,219	(5)
5/4/2016	HKD	1,851,038	USD	238,694	(4)
5/4/2016	HKD	1,410,526	USD	181,865	(28)
5/4/2016	HKD	1,851,179	USD	238,694	(23)
5/4/2016	HKD	1,851,027	USD	238,694	(3)
5/4/2016	HKD	1,851,147	USD	238,694	(18)
5/4/2016	IDR	2,412,026,486	USD	180,879	(170)
5/4/2016	INR	1,932,688	USD	28,989	(26)
5/4/2016	KRW	72,784,458	USD	63,587	(22)
5/4/2016	KRW	72,784,458	USD	63,595	(14)
5/4/2016	KRW	72,784,458	USD	63,600	(9)
5/4/2016	KRW	72,784,458	USD	63,581	(28)
5/4/2016	MXN	299,207	USD	17,412	2
5/4/2016	MXN	228,080	USD	13,269	(2)
5/4/2016	MXN	299,256	USD	17,412	(1)
5/4/2016	MXN	299,267	USD	17,412	(2)
5/4/2016	MXN	299,273	USD	17,412	(2)
5/4/2016	PLN	54,142	USD	14,540	1
5/4/2016	PLN	71,067	USD	19,082	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2016

Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
5/4/2016	PLN	71,062	USD	19,082	(1)
5/4/2016	PLN	71,056	USD	19,082	1
5/4/2016	PLN	71,060	USD	19,082	(1)
5/5/2016	MYR	858,402	USD	218,979	(84)
5/5/2016	SGD	100,750	USD	74,798	(15)
5/5/2016	SGD	100,748	USD	74,798	(14)
5/5/2016	SGD	76,770	USD	56,992	(14)
5/5/2016	SGD	100,740	USD	74,798	(8)
5/5/2016	SGD	100,749	USD	74,798	(15)
5/5/2016	TWD	15,909,354	USD	494,614	(220)
5/5/2016	TWD	15,909,355	USD	494,617	(217)
5/9/2016	JPY	64,520,382	USD	574,584	(53)
5/9/2016	JPY	84,680,912	USD	754,137	(56)
5/9/2016	JPY	84,680,384	USD	754,137	(51)
5/9/2016	JPY	84,684,230	USD	754,137	(85)
5/9/2016	JPY	84,686,643	USD	754,137	(107)
5/9/2016	THB	9,216,829	USD	261,624	154
5/9/2016	ZAR	779,913	USD	52,660	(1)
5/9/2016	ZAR	779,473	USD	52,660	29
5/9/2016	ZAR	779,958	USD	52,660	(4)
5/9/2016	ZAR	594,335	USD	40,126	(4)
5/9/2016	ZAR	779,934	USD	52,660	(2)

					$(625,985)

CURRENCY LEGEND

AUD	Australian dollar

BRL	Brazilian real

CAD	Canadian dollar

CHF	Swiss franc

CLP	Chilean peso

DKK	Danish krone

EUR	Euro

GBP	British pound

HKD	Hong Kong dollar

IDR	Indonesian rupiah

ILS	Israeli New shekel

INR	Indian rupee

JPY	Japanese yen

KRW	South Korean won

MXN	Mexican peso

MYR	Malaysian ringgit

NOK	Norwegian krone

NZD	New Zealand dollar

PHP	Philippine peso

PLN	Polish zloty

SEK	Swedish krona

SGD	Singapore dollar

THB	Thai baht

TRY	Turkish New lira

TWD	New Taiwan dollar

USD	U.S. dollar

ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2016

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 103.0%

U.S. Treasury Bills - 103.0%
0.27%, 5/5/16*	$1,524,000	$1,523,878
0.28%, 5/12/16*	1,578,000	1,577,839
0.29%, 5/19/16*	1,578,000	1,577,738
0.32%, 5/26/16*	1,312,000	1,311,751
0.15%, 6/2/16*	1,250,000	1,249,674
0.15%, 6/9/16*	1,250,000	1,249,591
0.18%, 6/16/16*	1,250,000	1,249,511
0.20%, 6/23/16*	1,012,000	1,011,529
0.20%, 6/30/16*	516,000	515,734

TOTAL INVESTMENTS IN SECURITIES - 103.0% (Cost: $11,266,020)		11,267,245
Liabilities in Excess of Cash and Other Assets - (3.0)%		(330,093)

NET ASSETS - 100.0%		$10,937,152

*	Interest rate shown reflects the discount rate at time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP

Counterparty	Termination Date	Notional Amount	Fund Receives Floating Rate (per annum)	Fund Pays Total Return of Reference Entity	Unrealized Depreciation
Bank of America Merrill Lynch	1/4/17	$2,565,959	1-Month LIBOR less 0.06%	S&P 500 Index	$(97,954)
Bank of America Merrill Lynch	2/2/17	1,320,276	1-Month LIBOR less 0.06%	S&P 500 Index	(50,401)
Bank of America Merrill Lynch	2/2/17	4,706,745	1-Month LIBOR less 0.09%	S&P 500 Index	(179,791)

					$(328,146)

LIBOR - London Interbank Offered Rate

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2016

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%
Aerospace & Defense - 2.5%
Boeing Co. (The)	420	$53,315
Lockheed Martin Corp.	663	146,854

Total Aerospace & Defense		200,169

Air Freight & Logistics - 4.1%
C.H. Robinson Worldwide, Inc.	2,002	148,608
Expeditors International of Washington, Inc.	1,921	93,764
United Parcel Service, Inc. Class B	816	86,064

Total Air Freight & Logistics		328,436

Airlines - 0.4%
Southwest Airlines Co.	807	36,154

Banks - 0.7%
CIT Group, Inc.	1,932	59,950

Beverages - 1.0%
Brown-Forman Corp. Class B	810	79,761

Biotechnology - 0.4%
Amgen, Inc.	240	35,983

Capital Markets - 0.8%
Affiliated Managers Group, Inc.*	409	66,422

Chemicals - 0.5%
Westlake Chemical Corp.	930	43,059

Commercial Services & Supplies - 1.3%
Healthcare Services Group, Inc.	2,808	103,363

Communications Equipment - 4.0%
Arista Networks, Inc.*	925	58,368
Brocade Communications Systems, Inc.	10,961	115,967
Cisco Systems, Inc.	2,839	80,826
F5 Networks, Inc.*	582	61,605

Total Communications Equipment		316,766

Consumer Finance - 1.8%
Navient Corp.	7,369	88,207
Santander Consumer USA Holdings, Inc.*	5,364	56,268

Total Consumer Finance		144,475

Containers & Packaging - 1.3%
International Paper Co.	2,577	105,760

Diversified Financial Services - 0.9%
Voya Financial, Inc.	2,322	69,126

Diversified Telecommunication Services - 2.6%
CenturyLink, Inc.	1,740	55,610
Verizon Communications, Inc.	2,899	156,778

Total Diversified Telecommunication Services		212,388

Electric Utilities - 2.0%
PPL Corp.	4,262	162,254

Electrical Equipment - 1.5%
Emerson Electric Co.	1,243	67,595
Rockwell Automation, Inc.	499	56,761

Total Electrical Equipment		124,356

Electronic Equipment, Instruments & Components - 1.4%
FLIR Systems, Inc.	3,324	109,526

Energy Equipment & Services - 0.9%
Oceaneering International, Inc.	2,076	69,006

Food Products - 2.5%
Cal-Maine Foods, Inc.	1,081	56,115
Lancaster Colony Corp.	715	79,058
Mead Johnson Nutrition Co.	750	63,727

Total Food Products		198,900

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	1,009	42,207
Alere, Inc.*	1,674	84,721
Baxter International, Inc.	2,023	83,105
St. Jude Medical, Inc.	756	41,580

Total Health Care Equipment & Supplies		251,613

Health Care Providers & Services - 7.6%
HCA Holdings, Inc.*	1,165	90,928
HealthSouth Corp.	2,437	91,705
MEDNAX, Inc.*	1,850	119,547
Quest Diagnostics, Inc.	1,909	136,398
UnitedHealth Group, Inc.	871	112,272
Universal Health Services, Inc. Class B	432	53,879

Total Health Care Providers & Services		604,729

Hotels, Restaurants & Leisure - 3.6%
Cracker Barrel Old Country Store, Inc.	1,308	199,692
Six Flags Entertainment Corp.	1,573	87,286

Total Hotels, Restaurants & Leisure		286,978

Household Durables - 1.3%
GoPro, Inc. Class A*	3,835	45,867
Tupperware Brands Corp.	978	56,704

Total Household Durables		102,571

Household Products - 3.9%
Clorox Co. (The)	1,477	186,190
Colgate-Palmolive Co.	1,755	123,991

Total Household Products		310,181

Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	4,873	57,501

Insurance - 4.4%
Aflac, Inc.	1,584	100,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2016

Investments	Shares	Value
Allstate Corp. (The)	1,495	$100,718
Hartford Financial Services Group, Inc. (The)	2,095	96,538
Prudential Financial, Inc.	739	53,370

Total Insurance		350,640

Internet & Catalog Retail - 0.9%
HSN, Inc.	1,350	70,619

Internet Software & Services - 1.8%
eBay, Inc.*	2,749	65,591
GrubHub, Inc.*	3,037	76,320

Total Internet Software & Services		141,911

IT Services - 3.9%
DST Systems, Inc.	600	67,662
Paychex, Inc.	1,951	105,373
Total System Services, Inc.	1,758	83,646
Western Union Co. (The)	2,779	53,607

Total IT Services		310,288

Leisure Products - 1.1%
Polaris Industries, Inc.	900	88,632

Media - 3.9%
Omnicom Group, Inc.	1,285	106,951
Scripps Networks Interactive, Inc. Class A	1,195	78,272
Sinclair Broadcast Group, Inc. Class A	1,044	32,103
TEGNA, Inc.	1,944	45,606
Viacom, Inc. Class B	1,111	45,862

Total Media		308,794

Multiline Retail - 3.3%
Macy’s, Inc.	1,945	85,755
Nordstrom, Inc.	3,168	181,241

Total Multiline Retail		266,996

Oil, Gas & Consumable Fuels - 5.2%
CVR Energy, Inc.	1,573	41,055
ONEOK, Inc.	1,138	33,981
Spectra Energy Corp.	5,717	174,940
Tesoro Corp.	517	44,467
Valero Energy Corp.	1,021	65,487
Western Refining, Inc.	1,879	54,660

Total Oil, Gas & Consumable Fuels		414,590

Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	980	37,485

Pharmaceuticals - 2.0%
Catalent, Inc.*	3,109	82,917
Merck & Co., Inc.	1,525	80,688

Total Pharmaceuticals		163,605

Professional Services - 0.8%
Robert Half International, Inc.	1,296	60,368

Real Estate Investment Trusts (REITs) - 7.7%
CBL & Associates Properties, Inc.	6,163	73,340
Duke Realty Corp.	4,051	91,309
General Growth Properties, Inc.	4,008	119,158
Lamar Advertising Co. Class A	1,782	109,593
Macerich Co. (The)	1,192	94,454
Vornado Realty Trust	1,405	132,674

Total Real Estate Investment Trusts (REITs)		620,528

Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	1,315	77,835
Integrated Device Technology, Inc.*	1,675	34,237
Skyworks Solutions, Inc.	1,183	92,155
Texas Instruments, Inc.	1,266	72,694

Total Semiconductors & Semiconductor Equipment		276,921

Software - 3.8%
Cadence Design Systems, Inc.*	4,591	108,256
Manhattan Associates, Inc.*	913	51,922
MicroStrategy, Inc. Class A*	403	72,427
Paycom Software, Inc.*	1,993	70,951

Total Software		303,556

Specialty Retail - 1.1%
Gap, Inc. (The)	3,073	90,346

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	648	70,626

Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.*	3,282	25,173
Radian Group, Inc.	3,786	46,946

Total Thrifts & Mortgage Finance		72,119

Tobacco - 2.5%
Altria Group, Inc.	1,640	102,762
Philip Morris International, Inc.	973	95,461

Total Tobacco		198,223

Trading Companies & Distributors - 0.9%
Fastenal Co.	1,464	71,736

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $7,812,517)		7,997,410
Cash and Other Assets in Excess of Liabilities - 0.1%		6,736

NET ASSETS - 100.0%		$8,004,146

*	Non-income producing security.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2016, the Trust offered 91 investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standard Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Europe Local Recovery Fund (“Europe Local Recovery Fund”)	October 29, 2015
WisdomTree Strong Dollar Emerging Markets Equity Fund (“Strong Dollar Emerging Markets Equity Fund”)	October 29, 2015
WisdomTree Strong Dollar U.S. Equity Fund (“Strong Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Weak Dollar U.S. Equity Fund (“Weak Dollar U.S. Equity Fund”)	July 21, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and affiliated ETFs which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the affiliated ETF has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Forward foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, forward foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees of the Trust has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial

Notes to Schedule of Investments (unaudited) (continued)

instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2016 in valuing each Fund’s assets:

Europe Local Recovery Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,560,605	$—	$—
Investment of Cash Collateral for Securities Loaned	—	71,919	—

Total	$3,560,605	$71,919	$—

Notes to Schedule of Investments (unaudited) (continued)

Strong Dollar Emerging Markets Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,341,500	$—	$—
Rights	—	147	—
Investment of Cash Collateral for Securities Loaned	—	8,196	—

Total	$7,341,500	$8,343	$—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(86)	—

Total - Net	$7,341,500	$8,257	$—

Strong Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,251,353	$—	$—

Weak Dollar U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,186,444	$—	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,847,280	$—	$—
Exchange-Traded Note	39,558	—	—

Total	$35,886,838	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(127)	—

Total - Net	$35,886,838	$(124)	$—

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,939,763	$—	$—

Total	$4,939,763	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	77	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(111,142)	—

Total - Net	$4,939,763	$(111,065)	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,351,517	$—	$—
Rights	—	130	—

Total	$12,351,517	$130	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	6,386	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(218,707)	—

Total - Net	$12,351,517	$(212,191)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,531,871	$—	$—
Rights	—	108	—

Total	$2,531,871	$108	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	42	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(47,552)	—

Total - Net	$2,531,871	$(47,402)	$—

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks
Banks	$381,138	$9,102	$—
Other*	4,255,332	—	—

Total	$4,636,470	$9,102	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	47	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(7,396)	—

Total - Net	$4,636,470	$1,753	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$34,536,480	$—	$—

Total	$34,536,480	$—	$—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,601	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(628,586)	—

Total - Net	$34,536,480	$(625,985)	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,267,245	$—

Total	$—	$11,267,245	$—

Unrealized Depreciation on Swap Contracts	—	(328,146)	—

Total - Net	$—	$10,939,099	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$7,997,410	$—	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry type and country.

There were no Level 3 securities at or during the period ended March 31, 2016.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

There were no transfers into or out of any fair value measurement levels during the period ended March 31, 2016.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts and swap contracts during the period ended March 31, 2016 which are detailed in each Fund’s schedule of investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2016 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At March 31, 2016, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

During the period ended March 31, 2016, the volume of derivative activity (based on the average of month-end balances) for the Funds was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts
Europe Local Recovery Fund[1]
Foreign exchange contracts	$1,346	$596	$—

Strong Dollar Emerging Markets Equity Fund[1]
Foreign exchange contracts	437	717	—

Global SmallCap Dividend Fund[2]
Foreign exchange contracts	10,084	15,625	—

Dynamic Currency Hedged Europe Equity Fund[3]
Foreign exchange contracts	2,820,335	5,076,954	—

Dynamic Currency Hedged International Equity Fund[3]
Foreign exchange contracts	5,208,199	9,903,739	—

Dynamic Currency Hedged International SmallCap Equity Fund[3]
Foreign exchange contracts	1,489,591	2,859,647	—

Dynamic Currency Hedged Japan Equity Fund[3]
Foreign exchange contracts	1,955,315	3,881,776	—

Global Hedged SmallCap Dividend Fund[4]
Foreign exchange contracts	10,611,459	20,787,711	—

Dynamic Bearish U.S. Equity Fund[5]
Equity contracts	—	—	9,383,531

Dynamic Long/Short U.S. Equity Fund[5]
Equity contracts	—	—	2,177,255

[1]	For the period October 29, 2015 (commencement of operations) through March 31, 2016.
[2]	For the period November 12, 2015 (commencement of operations) through March 31, 2016.
[3]	For the period January 7, 2016 (commencement of operations) through March 31, 2016.
[4]	For the period November 19, 2015 (commencement of operations) through March 31, 2016.
[5]	For the period December 23, 2015 (commencement of operations) through March 31, 2016.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into forward foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold.

Currency, Interest Rate and Total Return Swaps - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest rate payment. A typical foreign cross-currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund each may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At March 31, 2016, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Local Recovery Fund	$3,779,015	$144,439	$(290,930)	$(146,491)
Strong Dollar Emerging Markets Equity Fund	6,987,048	463,296	(100,501)	362,795
Strong Dollar U.S. Equity Fund	1,219,871	86,662	(55,180)	31,482
Weak Dollar U.S. Equity Fund	1,214,647	50,397	(78,600)	(28,203)
Global SmallCap Dividend Fund	31,425,731	4,846,988	(385,881)	4,461,107
Dynamic Currency Hedged Europe Equity Fund	4,580,874	379,859	(20,970)	358,889
Dynamic Currency Hedged International Equity Fund	11,968,222	545,779	(162,354)	383,425
Dynamic Currency Hedged International SmallCap Equity Fund	2,450,894	176,086	(95,001)	81,085
Dynamic Currency Hedged Japan Equity Fund	4,621,294	153,591	(129,313)	24,278
Global Hedged SmallCap Dividend Fund	30,007,580	4,528,900	—	4,528,900
Dynamic Bearish U.S. Equity Fund	11,266,020	1,308	(83)	1,225
Dynamic Long/Short U.S. Equity Fund	7,812,517	269,463	(84,570)	184,893

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended March 31, 2016 are as follows:

Fund	Value at 6/30/2015	Purchases/ Additions	Sales/ Reductions	Value at 3/31/2016	Dividend Income
Global Hedged SmallCap Dividend Fund[1]
WisdomTree Global SmallCap Dividend Fund	$—	$31,031,524	$1,032,227	$34,536,480	$94,837

[1]	For the period November 19, 2015 (commencement of operations) through March 31, 2016.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 20, 2016

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	May 20, 2016

* Print the name and title of each signing officer under his or her signature.